Schedule of Investments (unaudited) July 31, 2020	BlackRock Global Long/Short Equity (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Securities

Preferred Stocks — 0.7%

United States — 0.7%
AliphCom(a)(b)
Series 6 (Acquired 12/15/15, Cost: $—)	8,264	$—
Series 8 (Acquired 03/10/15, Cost: $1,750,010)	823,530	8
Illumio Inc. (Acquired 03/10/15, Cost: $1,500,001)(a)(b)	466,730	2,417,661
Palantir Technologies, Inc., Series I (Acquired 03/27/14, Cost: $1,999,998)(a)(b)	326,264	1,517,128

Total Preferred Securities — 0.7% (Cost: $5,250,009)		3,934,797

	Par (000)

U.S. Treasury Obligations
U.S. Treasury Notes(c)
(3 mo.Treasury money market yield + 0.15%), 0.26%, 01/31/22	$4,925	4,933,036
(3 mo.Treasury money market yield + 0.22%), 0.33%, 07/31/21	20,000	20,037,681
(3 mo.Treasury money market yield + 0.30%), 0.41%, 10/31/21	13,000	13,043,076

Total U.S. Treasury Obligations — 7.0% (Cost: $37,928,401)		38,013,793

Total Long-Term Investments —7.7% (Cost: $43,178,410)		41,948,590

	Shares
Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(d)(e)	3,422,183	3,422,183

	Par (000)

U.S. Treasury Obligations — 72.4%
U.S. Treasury Bills
0.12%, 08/04/20 - 10/22/20	107,850	107,839,425
0.10%, 08/06/20(f)	$50,000	49,999,625

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bills (continued)
0.08%, 08/18/20(f)	$10,000	$9,999,625
0.11%, 08/18/20(f)	10,975	10,974,588
0.13%, 08/18/20 - 09/01/20	42,000	41,997,958
0.83%, 09/03/20(f)	1,785	1,784,850
0.16%, 09/24/20 - 10/06/20	84,000	83,987,633
0.29%, 10/15/20	2,240	2,239,535
0.18%, 11/10/20 - 02/25/21	8,255	8,251,159
0.19%, 11/24/20	5,325	5,323,746
0.17%, 01/28/21(f)	5,000	4,997,404
U.S. Treasury Notes
1.38%, 09/15/20 - 09/30/20	5,950	5,959,610
2.75%, 09/30/20	105	105,439
(3 mo.Treasury money market yield + 0.05%), 0.15%, 10/31/20(c)	6,000	6,000,706
2.50%, 12/31/20 - 01/31/21	27,610	27,908,925
(3 mo.Treasury money market yield + 0.12%), 0.22%, 01/31/21(c)	6,575	6,578,140
(3 mo.Treasury money market yield + 0.14%), 0.24%, 04/30/21(c)	22,795	22,814,687

		396,763,055

Total Short-Term Securities — 73.0% (Cost: $400,039,327)		400,185,238

Options Purchased — 0.1% (Cost: $903,434)		397,190

Total Investments Before Options Written — 80.8% (Cost: $444,121,171)		442,531,018

Options Written — (0.0)%
(Premiums Received: $(566,906))		(220,250)

Total Investments, Net of Options Written — 80.8% (Cost: $443,554,265)		442,310,768

Other Assets Less Liabilities — 19.2%		105,654,994

Net Assets — 100.0%		$547,965,762

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,934,797, representing 0.72% of its net assets as of period end, and an original cost of $5,250,009.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased	Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	14,238,130	—	(10,815,947	)(b)	3,422,183	$3,422,183	$1,700	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	30	08/21/20	$1,690	$(72,747)
IBEX 35 Index	265	08/21/20	21,578	(1,379,560)
Hang Seng Index	69	08/28/20	10,931	(56,585)
Topix Index	104	09/10/20	14,703	(583,568)
SPI 200 Index	14	09/17/20	1,470	(7,370)
FTSE 100 Index	140	09/18/20	10,788	(503,313)
FTSE/MIB Index	26	09/18/20	2,924	(12,274)
S&P 500 E-Mini Index	151	09/18/20	24,639	652,934

				(1,962,483)

Short Contracts
Amsterdam Index	107	08/21/20	13,698	184,833
OMXS 30 Index	1,380	08/21/20	26,884	370,619
MSCI Sing Index	710	08/28/20	14,838	243,968
S&P/TSX 60 Index	217	09/17/20	31,280	(1,107,848)
DAX Index	18	09/18/20	6,547	70,254

				(238,174)

				$(2,200,657)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Nasdaq, Inc.	50	08/21/20	USD	10,075.00	USD	50,375	$255,750
Nasdaq, Inc.	32	08/21/20	USD	10,000.00	USD	32,000	141,440

							$397,190

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
Nasdaq, Inc.	32	08/21/20	USD	9,500.00	USD	30,400	$(56,000)
Nasdaq, Inc.	50	08/21/20	USD	9,850.00	USD	49,250	(164,250)

							$(220,250)

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Swiss Market Future September 2020	CHF	2,153,699	Morgan Stanley & Co. International PLC	09/18/20	CHF	2,368	$(57,109)	$—	$(57,109)
Swiss Market Future September 2020	CHF	1,613,414	Morgan Stanley & Co. International PLC	09/18/20	CHF	1,774	(13,442)	—	(13,442)

							$(70,551)	$—	$(70,551)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	At Termination	Bank of America N.A.(a)	02/15/23	$(5,568,236)	$(341,302	)(b)	$(6,160,051)	17.6%
	At Termination	Bank of America N.A.(c)	02/15/23	(190,509)	(2,267,359	)(d)	(2,237,548)	60.4
	At Termination	Deutsche Bank A.G.(e)	02/17/23	(1,098,751)	24,884	(f)	(1,089,578)	0.6
	At Termination	Goldman Sachs & Co.(g)	05/14/21 - 02/28/23	(6,434,765)	(203,946	)(h)	(6,659,223)	20.4
	At Termination	Goldman Sachs & Co.(i)	08/05/20 - 03/01/23	6,910,256	(3,989,718	)(j)	3,742,724	106.5
	At Termination	UBS AG(k)	06/29/21 - 07/08/21	(1,541,070)	(1,510,208	)(l)	(1,914,737)	31.5

				$(7,923,075)	$(8,287,649)		$(14,318,413)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-1500 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

AUD — 1M Australian Bank Bill Rate (BBSW)
Bank of Canada Overnight Rate Target (CABROVER)
CHF — 1W Swiss Franc LIBOR Rate BBA (SF0001W)
DKK — 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR — 1W Euro Interbank Offer Rate (EURIBOR)
GBP — 1W Sterling LIBOR Rate BBA (GBP1WLIB)
HKD — 1W Hong Kong Interbank Offer rate (HIBOR)
ILS — 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY — 1W Japanese Yen LIBOR Rate BBA (JY0001W)
NOK — 1W Norway Interbank Offer Rate (NIBOR)
NZD — 1M New Zealand Bank Bill Rate (BBR)
SEK — 1W Stockholm Interbank Offer Rate (STIBOR)
USD — 1W US Dollar LIBOR BBA
(b)	Amount includes $250,513 of net dividends and financing fees.
(c)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-650 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

AUD — 1M Australian Bank Bill Rate (BBSW)
Bank of Canada Overnight Rate Target (CABROVER)
CHF — 1W Swiss Franc LIBOR Rate BBA (SF0001W)
DKK — 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR — 1W Euro Interbank Offer Rate (EURIBOR)
GBP — 1W Sterling LIBOR Rate BBA (GBP1WLIB)
HKD — 1W Hong Kong Interbank Offer rate (HIBOR)
ILS — 1M Tel Aviv Interbank Offer Rate (TELBOR)
JPY — 1W Japanese Yen LIBOR Rate BBA (JY0001W)
NOK — 1W Norway Interbank Offer Rate (NIBOR)
NZD — 1M New Zealand Bank Bill Rate (BBR)
SEK — 1W Stockholm Interbank Offer Rate (STIBOR)
SGD — 1M Singapore Assoc of Banks Swap Offer rate (SOR)
USD — 1W US Dollar LIBOR BBA
(d)	Amount includes $(220,320) of net dividends and financing fees.
(e)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

CHF — 1W Swiss Franc LIBOR Rate BBA (SF0001W)
DKK — Annualized Overnight Deposit MID Rate
EUR — 1W Euro Interbank Offer Rate (EURIBOR)
GBP — 1W Sterling LIBOR Rate BBA (GBP1WLIB)
NOK — Norwegian Overnight Weighted Average (NOWA)
SEK — 1W Stockholm Interbank Offer Rate (STIBOR)
(f)	Amount includes $15,711 of net dividends and financing fees.

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

(g)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1897 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

AUD — 1D Overnight Reserve Bank of Australia Rate (AONIA)
CAD — 1D Overnight Bank of Canada Repo Rate (CORRA)
CHF — 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)
DKK — Danish Tom/Next Reference Rate (DETNT/N)
EUR — 1D Effective Overnight Index Average (EONIA)
GBP — 1D Sterling Overnight Index Average (SONIA)
HKD — 1D Overnight Index Swap Rate (HKDONOIS)
ILS — 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)
JPY — 1D Overnight Tokyo Average Rate (TONAT)
NOK — Norwegian Overnight Weighted Average (NOWA)
NZD — 1D New Zealand Official Overnight Deposit Rate (NZOCO)
SEK — 1D Overnight Stockholm Interbank Offer Rate (STIBOR)
USD — 1D Overnight Fed Funds Effective Rate (FEDL01)
(h)	Amount includes $20,512 of net dividends and financing fees.
(i)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-465 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

AUD — 1D Overnight Reserve Bank of Australia Rate (AONIA)
CAD — 1D Overnight Bank of Canada Repo Rate (CORRA)
CHF — 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)
DKK — Danish Tom/Next Reference Rate (DETNT/N)
EUR — 1D Effective Overnight Index Average (EONIA)
GBP — 1D Sterling Overnight Index Average (SONIA)
HKD — 1D Overnight Index Swap Rate (HKDONOIS)
ILS — 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)
JPY — 1D Overnight Tokyo Average Rate (TONAT)
NOK — Norwegian Overnight Weighted Average (NOWA)
NZD — 1D New Zealand Official Overnight Deposit Rate (NZOCO)
SEK — 1D Overnight Stockholm Interbank Offer Rate (STIBOR)
SGD — 1D Singapore Assoc of Banks Swap Offer Rate (SOR)
USD — 1D Overnight Fed Funds Effective Rate (FEDL01)
(j)	Amount includes $(822,186) of net dividends and financing fees.
(k)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 18-550 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

AUD — 1D Overnight Reserve Bank of Australia Rate (AONIA)
CAD — 1D Overnight Bank of Canada Repo Rate (CORRA)
CHF — 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)
DKK — 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR — 1D Effective Overnight Index Average (EONIA)
GBP — 1D Overnight Sterling LIBOR Rate BBA (GBPONLIB)
HKD — 2W Hong Kong Interbank Offer rate (HIBOR)
JPY — 1D Japanese Yen Spot Next BBA LIBOR (JY000S/N)
NOK — Norwegian Overnight Weighted Average (NOWA)
SEK — TN Stockholm Interbank Offer Rate (STIBOR)
SGD — 1D Overnight Singapore Assoc of Banks Rate (SIBOR)
USD — 1D Overnight Bank Funding Rate (OBFR01)
(l)	Amount includes $(1,136,541) of net dividends and financing fees.

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Blackmores Ltd.	1,377	$69,170	(1.1)%
Cedar Woods Properties Ltd.	10,208	37,130	(0.6)
Costa Group Holdings Ltd.	21,683	46,072	(0.8)
Jumbo Interactive Ltd.	24,346	188,504	(3.1)
Lifestyle Communities Ltd.	22,151	136,724	(2.2)
Megaport Ltd.	2,947	27,550	(0.5)
Monadelphous Group Ltd.	22,747	143,597	(2.3)
Nanosonics Ltd.	58,548	258,886	(4.2)
Pro Medicus Ltd.	3,045	52,044	(0.8)
Sandfire Resources NL	9,625	32,712	(0.5)
Steadfast Group Ltd.	44,109	105,811	(1.7)
Tassal Group Ltd.	182,040	467,956	(7.6)

		1,566,156

Austria
CA Immobilien Anlagen AG	9,690	303,713	(4.9)
Porr Ag	690	11,226	(0.2)
Schoeller-Bleckmann Oilfield Equipment AG	1,189	31,147	(0.5)

		346,086

Belgium
Befimmo SA	389	17,646	(0.3)
Montea C.V.A	162	17,994	(0.3)

		35,640

Bermuda
Assured Guaranty Ltd.	9,437	206,010	(3.4)
Triton International Ltd.	1,845	58,062	(0.9)

		264,072

Canada
Alaris Royalty Corp.	14,210	140,885	(2.3)
Altius Minerals Corp.	14,010	107,210	(1.7)
ARC Resources Ltd.	11,506	48,878	(0.8)
Artis Real Estate Investment Trust	19,040	111,870	(1.8)
ATS Automation Tooling Systems Inc.	1,772	22,940	(0.4)
Boardwalk Real Estate Investment Trust	5,900	134,919	(2.2)
Canfor Corp.	2,003	23,896	(0.4)
Computer Modelling Group Ltd.	5,487	20,277	(0.3)
First National Financial Corp.	7,056	181,793	(2.9)
Freehold Royalties Ltd.	22,057	58,953	(1.0)
Killam Apartment Real Estate Investment Trust	11,627	151,039	(2.5)
Lithium Americas Corp.	5,600	34,492	(0.6)
Morguard North American Residential Real Estate Investment Trust	5,336	62,106	(1.0)
Morguard Real Estate Investment Trust	37,633	137,951	(2.2)
NorthWest Healthcare Properties Real Estate Investment Trust	12,008	100,855	(1.6)
Savaria Corp.	9,262	93,557	(1.5)
Seabridge Gold Inc.	21,275	414,080	(6.7)
Seven Generations Energy Ltd., Class A	36,819	100,881	(1.6)
Spin Master Corp.	2,671	49,813	(0.8)
Timbercreek Financial Corp.	12,920	81,314	(1.3)

Security	Shares	Value	% of Basket Value

Canada (continued)
Tricon Capital Group Inc.	13,604	$97,501	(1.6)%
Whitecap Resources, Inc.	20,714	34,177	(0.6)
Zymeworks, Inc.	751	22,928	(0.4)

		2,232,315

Finland
Aktia Bank OYJ	26,848	274,502	(4.5)
Cargotec Oyj	9,102	271,409	(4.4)
Kemira OYJ	6,700	88,740	(1.4)
Rovio Entertainment Oyj	10,470	70,127	(1.1)

		704,778

France
ALD SA	199	1,989	(0.0)
Cie des Alpes	3,039	53,565	(0.9)
GL Events	3,863	50,021	(0.8)
Innate Pharma SA	3,984	24,288	(0.4)
Neopost SA	7,321	108,238	(1.8)

		238,101

Germany
ADVA Optical Networking SE	23,916	199,336	(3.2)
Cewe Stiftung & Co. KGAA	2,230	250,883	(4.1)
Deutsche Beteiligungs AG	4,168	155,392	(2.5)
Deutsche EuroShop AG	8,150	120,820	(2.0)
Elmos Semiconductor AG	620	15,196	(0.3)
Hypoport AG	780	365,936	(5.9)
Indus Holding AG	1,574	53,676	(0.9)
MLP AG	23,549	144,555	(2.3)
Salzgitter AG	6,529	88,643	(1.4)
STRATEC Biomedical AG	210	24,618	(0.4)
Wuestenrot & Wuerttembergische AG	1,047	17,562	(0.3)

		1,436,617

Gibraltar
888 Holdings PLC	93,664	225,001	(3.7)

Hong Kong
Ausnutria Dairy Corp. Ltd.	44,000	73,731	(1.2)

Israel
Alony Hetz Properties & Investments Ltd.	6,977	76,102	(1.2)
Amot Investments Ltd.	8,263	40,243	(0.7)
Delek Group Ltd.	823	18,191	(0.3)
Elco Ltd.	1,123	39,376	(0.6)
Norstar Holdings Inc.	3,656	12,412	(0.2)
Reit 1 Ltd.	8,560	33,923	(0.6)

		220,247

Italy
Banca Farmafactoring SpA	3,750	21,290	(0.3)
Credito Emiliano SpA	13,958	71,421	(1.2)
Reply SpA	2,299	211,535	(3.4)
Sesa SpA	2,341	178,293	(2.9)

		482,539

Japan
ADEKA Corp.	22,300	296,185	(4.8)
Avex Group Holdings Inc.	7,700	61,737	(1.0)
Bando Chemical Industries Ltd.	6,600	37,840	(0.6)
Belluna Co. Ltd.	30,800	220,226	(3.6)
Bunka Shutter Co. Ltd.	31,100	204,453	(3.3)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Japan (continued)
Canon Electronics Inc.	4,600	$63,784	(1.0)%
Chiyoda Integre Co. Ltd.	4,000	64,216	(1.0)
CMIC Holdings Co. Ltd.	1,600	18,440	(0.3)
CONEXIO Corp.	7,300	88,635	(1.4)
Cosel Co. Ltd.	2,100	16,233	(0.3)
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	900	19,101	(0.3)
Daio Paper Corp.	600	8,148	(0.1)
Doshisha Co. Ltd.	13,100	207,209	(3.4)
Eagle Industry Co. Ltd.	6,600	39,212	(0.6)
EDION Corp.	16,800	161,871	(2.6)
Enigmo Inc.	10,000	128,317	(2.1)
EPS Holdings Inc.	11,500	98,960	(1.6)
Frontier Real Estate Investment Corp.	110	306,570	(5.0)
Fuji Co. Ltd/Ehime	3,000	51,326	(0.8)
Fujicco Co. Ltd.	4,100	78,577	(1.3)
FULLCAST Holdings Co. Ltd.	4,300	49,588	(0.8)
Furukawa Co. Ltd.	10,900	105,437	(1.7)
Giken Ltd.	600	21,887	(0.4)
Goldcrest Co. Ltd.	14,400	178,118	(2.9)
Gree Inc.	61,700	254,348	(4.1)
G-Tekt Corp.	11,000	91,278	(1.5)
Hazama Ando Corp.	34,400	183,907	(3.0)
Heiwa Real Estate Co. Ltd.	1,200	29,291	(0.5)
Hiday Hidaka Corp.	12,900	179,372	(2.9)
Hokuetsu Kishu Paper Co. Ltd.	84,400	282,602	(4.6)
House Foods Group Inc.	1,100	33,617	(0.5)
Itochu Enex Co. Ltd.	13,300	104,461	(1.7)
JAC Recruitment Co. Ltd.	11,300	104,166	(1.7)
Japan Elevator Service Holdings Co. Ltd.	1,100	36,534	(0.6)
Japan Excellent, Inc.	18	19,017	(0.3)
JDC Corp.	7,400	37,384	(0.6)
JINS Inc.	1,200	81,458	(1.3)
JSP Corp.	9,300	120,693	(2.0)
Kaga Electronics Co. Ltd.	1,000	18,938	(0.3)
Kaneka Corp.	15,700	371,006	(6.0)
Kissei Pharmaceutical Co. Ltd.	2,600	54,352	(0.9)
Kitanotatsujin Corp.	21,300	94,653	(1.5)
Konoike Transport Co. Ltd.	16,500	158,657	(2.6)
Link And Motivation Inc.	4,100	11,963	(0.2)
M&A Capital Partners Co. Ltd.	700	25,508	(0.4)
Mars Engineering Corp.	900	12,691	(0.2)
Marvelous Inc.	9,500	58,369	(0.9)
Matsuda Sangyo Co. Ltd.	1,500	23,142	(0.4)
MCUBS MidCity Investment Corp.	105	68,417	(1.1)
Miroku Jyoho Service Co. Ltd.	1,700	34,211	(0.6)
Mitsubishi Pencil Co. Ltd.	2,200	23,716	(0.4)
Money Forward, Inc.	400	26,923	(0.4)
MOS Food Services Inc.	11,600	298,183	(4.8)
Nagase & Co. Ltd.	5,600	64,553	(1.0)
Nanto Bank Ltd.	3,100	55,986	(0.9)
NEC Capital Solutions Ltd.	5,100	85,145	(1.4)
Nihon Chouzai Co. Ltd.	500	7,461	(0.1)
Nihon Trim Co. Ltd.	5,200	141,096	(2.3)
Nikkon Holdings Co. Ltd.	16,900	307,984	(5.0)
Nippon Kayaku Co. Ltd.	5,300	51,992	(0.8)
Nippon Paper Industries Co. Ltd.	22,200	279,572	(4.5)
Nippon Seiki Co. Ltd.	2,500	28,084	(0.5)
Nippon Steel & Sumikin Bussan Corp.	1,600	47,706	(0.8)
Nippon Suisan Kaisha Ltd.	44,400	186,273	(3.0)
Nippon Valqua Industries Ltd.	3,500	60,112	(1.0)

Security	Shares	Value	% of Basket Value

Japan (continued)
Nishio Rent All Co. Ltd.	7,000	$133,300	(2.2)%
Nomura Co. Ltd.	8,000	51,130	(0.8)
Noritake Co. Ltd/Nagoya Japan	1,200	36,085	(0.6)
NS United Kaiun Kaisha Ltd.	4,900	66,798	(1.1)
Oiles Corp.	2,000	25,612	(0.4)
Oisix ra daichi Inc.	3,000	60,701	(1.0)
Okabe Co. Ltd.	6,000	40,198	(0.7)
Okamura Corp.	9,200	59,826	(1.0)
Okumura Corp.	1,100	26,086	(0.4)
Open Door Inc.	9,100	82,435	(1.3)
Optorun Co. Ltd.	4,600	102,148	(1.7)
Press Kogyo Co. Ltd.	10,300	26,679	(0.4)
Prestige International Inc.	5,900	46,085	(0.8)
Qol Co. Ltd.	2,400	23,416	(0.4)
Raksul Inc.	1,600	44,517	(0.7)
Raysum Co. Ltd.	2,300	18,771	(0.3)
Relia Inc.	3,200	33,871	(0.6)
Relo Group Inc.	5,200	90,375	(1.5)
RENOVA Inc.	1,700	17,112	(0.3)
Ricoh Leasing .Co. Ltd.	2,600	65,782	(1.1)
Riken Corp.	2,200	53,866	(0.9)
Riso Kyoiku Co. Ltd.	9,000	25,766	(0.4)
Rock Field Co. Ltd.	6,600	76,270	(1.2)
Round One Corp.	4,800	28,568	(0.5)
Ryobi Ltd.	3,500	33,422	(0.5)
Sangetsu Corp.	7,500	102,587	(1.7)
San-In Godo Bank Ltd.	8,200	38,344	(0.6)
Sanki Engineering Co. Ltd.	4,500	49,437	(0.8)
Sansan Inc.	600	29,469	(0.5)
SEC Carbon Ltd.	700	39,163	(0.6)
Sekisui Plastics Co. Ltd.	9,300	45,051	(0.7)
Senko Group Holdings Co. Ltd.	38,900	290,876	(4.7)
SFP Holdings Co. Ltd.	1,500	17,199	(0.3)
Shinmaywa Industries Ltd.	2,500	21,877	(0.4)
Shoei Co. Ltd.	2,700	71,942	(1.2)
Sinko Industries Ltd.	4,900	64,827	(1.1)
Sintokogio Ltd.	14,900	98,581	(1.6)
SKY Perfect JSAT Holdings Inc.	68,300	251,334	(4.1)
Sourcenext Corp.	14,400	32,957	(0.5)
St Marc Holdings Co. Ltd.	6,500	89,780	(1.5)
Star Asia Investment Corp.	198	79,299	(1.3)
Strike Co. Ltd.	1,400	61,478	(1.0)
Sumitomo Mitsui Construction Co. Ltd.	27,900	108,361	(1.8)
Sumitomo Riko Co. Ltd.	18,300	85,639	(1.4)
Takamatsu Construction Group Co. Ltd.	5,200	105,655	(1.7)
Takasago Thermal Engineering Co. Ltd.	16,900	224,494	(3.6)
Tanseisha Co. Ltd.	38,000	211,140	(3.4)
Tenma Corp.	1,400	20,316	(0.3)
Toei Animation Co. Ltd.	1,600	82,351	(1.3)
Toenec Corp.	700	24,789	(0.4)
Toho Holdings Co. Ltd.	8,900	152,404	(2.5)
Tokyo Seimitsu Co. Ltd.	5,000	159,781	(2.6)
Tokyu Construction Co. Ltd.	27,000	125,555	(2.0)
Topy Industries Ltd.	6,400	65,961	(1.1)
TPR Co. Ltd.	2,200	26,738	(0.4)
TSI Holdings Co. Ltd.	13,400	37,721	(0.6)
Tsubaki Nakashima Co. Ltd.	2,800	18,653	(0.3)
V Technology Co. Ltd.	600	19,254	(0.3)
YA-MAN Ltd.	7,300	66,066	(1.1)
Yokohama Reito Co. Ltd.	19,700	156,793	(2.5)
Yondoshi Holdings Inc.	1,800	30,059	(0.5)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Japan (continued)
Yumeshin Holdings Co. Ltd.	15,800	$79,436	(1.3)%
Yurtec Corp.	9,200	52,846	(0.9)
Yushin Precision Equipment Co. Ltd.	4,000	24,271	(0.4)

		11,212,194

Luxembourg
Corestate Capital Holding SA	3,996	84,586	(1.4)

Malta
Kambi Group PLC	11,480	279,090	(4.5)
Kindred Group PLC	42,608	300,039	(4.9)

		579,129

Netherlands
Corbion NV	8,060	309,383	(5.0)
Fugro NV	20,197	81,339	(1.3)
Shop Apotheke Europe NV	205	30,716	(0.5)

		421,438

New Zealand
Z Energy Ltd.	21,975	41,110	(0.7)

Norway
Elkem ASA	42,222	80,909	(1.3)
Entra ASA	6,074	85,746	(1.4)
Grieg Seafood ASA	5,455	55,205	(0.9)
Ocean Yield ASA	33,029	80,928	(1.3)
SpareBank 1 SR-Bank ASA	14,975	118,766	(1.9)

		421,554

Spain
Cia de Distribucion Integral Logista Holdings SA	1,451	27,092	(0.5)
Ebro Foods SA	7,169	160,450	(2.6)
Ence Energia y Celulosa SA	24,911	75,101	(1.2)

		262,643

Sweden
AddTech AB	1,744	81,751	(1.3)
Atrium Ljungberg AB	9,195	142,251	(2.3)
Bufab AB	2,901	37,719	(0.6)
Clas Ohlson AB	3,349	37,691	(0.6)
Fortnox AB	626	18,430	(0.3)
HMS Networks AB	1,105	24,749	(0.4)
LeoVegas AB	21,059	97,915	(1.6)
Paradox Interactive AB	12,687	318,050	(5.2)
Tobii AB	7,765	31,553	(0.5)

		790,109

Switzerland
Intershop Holding AG	80	48,925	(0.8)
Quotient Ltd.	2,585	20,267	(0.3)
Sensirion Holding AG	1,732	83,791	(1.4)
Ypsomed Holding AG	144	21,139	(0.3)

		174,122

United Kingdom
AG Barr PLC	7,435	41,771	(0.7)
AJ Bell PLC	3,265	18,358	(0.3)
Anglo Pacific Group PLC	56,965	88,642	(1.4)
Ascential PLC	4,235	14,884	(0.2)
Big Yellow Group PLC	11,880	158,396	(2.6)
Bovis Homes Group PLC	90	724	(0.0)
Central Asia Metals PLC	30,687	66,816	(1.1)
Craneware PLC	1,941	41,669	(0.7)
Drax Group PLC	36,607	133,221	(2.2)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Hotel Chocolat Group Ltd.	9,007	$34,663	(0.6)%
Jackpotjoy PLC	23,931	289,672	(4.7)
Marshalls PLC	12,279	95,213	(1.5)
Morgan Sindall Group PLC	9,914	134,773	(2.2)
Oxford Biomedica PLC	13,415	143,433	(2.3)
Watkin Jones PLC	61,429	111,127	(1.8)

		1,373,362

United States
8x8, Inc.	1,876	29,828	(0.5)
ACCO Brands Corp.	3,196	20,838	(0.3)
AeroVironment, Inc.	359	27,481	(0.4)
Altair Engineering, Inc., Class A	2,542	102,443	(1.7)
Ambarella, Inc.	8,629	390,721	(6.3)
American Software, Inc., Class A	7,182	118,288	(1.9)
American Woodmark Corp.	678	54,660	(0.9)
AngioDynamics, Inc.	4,833	39,921	(0.6)
Apogee Enterprises, Inc.	877	18,934	(0.3)
AssetMark Financial Holdings	1,209	33,671	(0.5)
Associated Banc-Corp.	2,645	33,962	(0.6)
Atkore International Group, Inc.	2,800	74,676	(1.2)
Atreca, Inc., Class A	1,227	15,890	(0.3)
Atrion Corp.	125	77,513	(1.3)
Badger Meter, Inc.	6,273	392,690	(6.4)
Bank of Hawaii Corp.	2,729	154,543	(2.5)
BioCryst Pharmaceuticals, Inc.	36,106	146,951	(2.4)
Black Diamond Therapeutics Inc.	1,195	33,245	(0.5)
Blucora, Inc.	10,800	127,332	(2.1)
Blue Bird Corp.	4,405	55,195	(0.9)
BMC Stock Holdings, Inc.	746	19,098	(0.3)
Box, Inc., Class A	10,770	193,322	(3.1)
Brady Corp., Class A	2,624	120,625	(2.0)
Buckle, Inc.	8,603	137,906	(2.2)
Central Garden & Pet Co.	2,405	91,053	(1.5)
Central Garden & Pet Co., Class A	418	14,484	(0.2)
Century Communities, Inc.	1,400	49,868	(0.8)
Cheesecake Factory, Inc.	10,046	241,104	(3.9)
Chefs’ Warehouse, Inc.	18,995	219,012	(3.6)
CIT Group, Inc.	9,142	173,424	(2.8)
Cohen & Steers, Inc.	538	32,377	(0.5)
Colony Capital, Inc.	85,907	164,941	(2.7)
Commerce Bancshares, Inc.	173	9,906	(0.2)
Cushman & Wakefield PLC	2,427	25,969	(0.4)
Dana, Inc.	6,545	74,809	(1.2)
Denny’s Corp.	27,963	248,451	(4.0)
Designer Brands, Inc., Class A	5,641	33,338	(0.5)
Dine Brands Global, Inc.	6,209	282,075	(4.6)
Dynavax Technologies Corp.	16,940	137,383	(2.2)
eHealth, Inc.	3,078	212,813	(3.5)
Evercore, Inc., Class A	871	48,166	(0.8)
Extended Stay America, Inc.	15,960	182,104	(3.0)
Extreme Networks, Inc.	5,594	25,453	(0.4)
Federal Agricultural Mortgage Corp., Class C	1,567	93,252	(1.5)
First Bancorp/Southern Pines NC	4,060	83,880	(1.4)
First Mid Bancshares, Inc.	2,329	56,851	(0.9)
Fitbit, Inc., Class A	16,690	109,153	(1.8)
Flushing Financial Corp.	9,881	109,481	(1.8)
Forrester Research, Inc.	3,762	132,084	(2.1)
Forward Air Corp.	2,877	149,575	(2.4)
Franklin Electric Co., Inc.	4,526	244,630	(4.0)
FRP Holdings, Inc.	2,372	92,793	(1.5)
Fulton Financial Corp.	14,941	144,928	(2.4)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
GATX Corp.	1,294	$78,921	(1.3)%
Gladstone Commercial Corp.	3,864	70,325	(1.1)
Global Medical REIT, Inc.	4,609	54,801	(0.9)
Glu Mobile, Inc.	3,398	32,077	(0.5)
Green Brick Partners, Inc.	3,147	43,429	(0.7)
Greif, Inc., Class B	478	18,781	(0.3)
Guess?, Inc.	7,871	81,386	(1.3)
Hackett Group, Inc.	2,358	32,517	(0.5)
Hancock Whitney Corp.	27,104	516,602	(8.4)
Harmonic, Inc.	17,934	100,072	(1.6)
Haverty Furniture Cos., Inc.	2,076	29,521	(0.5)
HB Fuller Co.	1,467	66,514	(1.1)
HCI Group, Inc.	4,319	192,714	(3.1)
Health Catalyst, Inc.	1,762	61,494	(1.0)
Heartland Express, Inc.	6,850	138,952	(2.3)
Heartland Financial USA, Inc.	3,320	103,717	(1.7)
Herc Holdings, Inc.	995	33,372	(0.5)
Heritage Commerce Corp.	6,316	42,822	(0.7)
Horizon Bancorp	12,938	130,803	(2.1)
ICF International, Inc.	6,748	456,232	(7.4)
IDACORP, Inc.	5,864	546,818	(8.9)
iHeartMedia, Inc., Class A	10,596	88,583	(1.4)
Inogen, Inc.	6,716	206,181	(3.3)
Inovalon Holdings, Inc., Class A	20,231	476,035	(7.7)
Insight Enterprises, Inc.	10,068	501,789	(8.1)
Inspire Medical Systems, Inc.	2,704	268,669	(4.4)
InterDigital, Inc.	493	29,590	(0.5)
iRobot Corp.	3,005	218,433	(3.5)
J&J Snack Foods Corp.	335	41,249	(0.7)
Johnson Outdoors, Inc., Class A	192	16,812	(0.3)
KAR Auction Services, Inc.	14,127	213,742	(3.5)
Knowles Corp.	7,984	121,836	(2.0)
Kraton Corp.	967	12,716	(0.2)
La-Z-Boy, Inc.	23,126	658,166	(10.7)
Liberty Media Corp.-Liberty Braves, Class A	1,467	27,741	(0.5)
Limelight Networks, Inc.	16,666	104,496	(1.7)
Malibu Boats, Inc., Class A	616	36,208	(0.6)
MarineMax, Inc.	9,428	261,533	(4.2)
MaxLinear, Inc.	8,928	226,325	(3.7)
McGrath RentCorp.	1,669	96,835	(1.6)
MEDIA GEN, Inc. CVR	3,231	—	0.0
Mercantile Bank Corp.	1,548	32,957	(0.5)
MFA Financial, Inc.	798	2,099	(0.0)
MicroStrategy, Inc., Class A	690	85,505	(1.4)
Midland States Bancorp, Inc.	8,566	120,695	(2.0)
MidWestOne Financial Group, Inc.	2,558	46,249	(0.8)
Monmouth Real Estate Investment Corp.	2,710	39,105	(0.6)
Morningstar, Inc.	2,387	401,111	(6.5)
MSC Industrial Direct Co., Inc., Class A	196	12,938	(0.2)
MTS Systems Corp.	4,347	80,637	(1.3)
NanoString Technologies, Inc.	3,219	116,238	(1.9)
National Research Corp.	4,118	235,508	(3.8)
National Vision Holdings, Inc.	1,276	40,819	(0.7)
Northwest Natural Holding Co.	14,709	786,784	(12.8)
Ontrak, Inc.	5,877	224,854	(3.7)
OraSure Technologies, Inc.	7,935	144,020	(2.3)
Oxford Industries, Inc.	2,705	116,153	(1.9)
Papa John’s International, Inc.	985	93,250	(1.5)
Paysign, Inc.	3,650	34,091	(0.6)
PBF Energy, Inc., Class A	7,750	67,270	(1.1)
PetMed Express, Inc.	2,577	80,402	(1.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Ping Identity Holding Corp.	5,266	$180,940	(2.9)%
Plantronics, Inc.	3,475	69,465	(1.1)
Progress Software Corp.	4,109	143,240	(2.3)
Provention Bio Inc.	3,557	36,957	(0.6)
QCR Holdings, Inc.	7,988	238,681	(3.9)
QuinStreet, Inc.	1,503	17,548	(0.3)
Quotient Technology, Inc.	24,649	197,438	(3.2)
Raven Industries, Inc.	30,871	667,122	(10.8)
RE/MAX Holdings, Inc., Class A	1,552	50,238	(0.8)
RealReal, Inc.	8,516	116,158	(1.9)
REGENXBIO, Inc.	993	32,868	(0.5)
Republic Bancorp, Inc., Class A	2,561	77,393	(1.3)
Resources Connection, Inc.	1,623	18,340	(0.3)
Ryder System, Inc.	2,754	100,879	(1.6)
ScanSource, Inc.	10,171	233,424	(3.8)
Shake Shack, Inc., Class A	817	39,665	(0.6)
Shutterstock, Inc.	540	29,344	(0.5)
Signet Jewelers Ltd.	5,021	53,926	(0.9)
Simulations Plus, Inc.	1,630	114,752	(1.9)
Sonoco Products Co.	5,307	274,584	(4.5)
South Jersey Industries, Inc.	5,642	131,628	(2.1)
SpartanNash Co.	1,682	35,364	(0.6)
SpringWorks Therapeutics, Inc.	464	19,780	(0.3)
Sprout Social Inc., Class A	4,045	116,860	(1.9)
Standard Motor Products, Inc.	4,546	206,752	(3.4)
State Auto Financial Corp.	3,567	55,324	(0.9)
Steelcase, Inc., Class A	25,668	275,418	(4.5)
Sterling Construction Co., Inc.	1,891	19,477	(0.3)
Stitch Fix, Inc., Class A	15,328	339,515	(5.5)
Stoke Therapeutics, Inc.	1,477	37,206	(0.6)
Summit Materials, Inc., Class A	7,189	105,822	(1.7)
Sunnova Energy International, Inc.	6,252	156,363	(2.5)
Tactile Systems Technology, Inc.	10,364	424,717	(6.9)
TCF Financial Corp.	878	24,136	(0.4)
TowneBank	1,315	23,197	(0.4)
TriState Capital Holdings, Inc.	4,965	65,786	(1.1)
Trupanion, Inc.	4,886	247,085	(4.0)
Turning Point Brands, Inc.	4,402	144,738	(2.4)
UMH Properties, Inc.	2,005	24,662	(0.4)
United States Cellular Corp.	666	19,760	(0.3)
Univest Financial Corp.	19,336	295,647	(4.8)
Urban Outfitters, Inc.	13,553	224,167	(3.6)
Vectrus, Inc.	1,392	61,234	(1.0)
Virtusa Corp.	4,059	164,795	(2.7)
Vivint Solar, Inc.	10,328	210,072	(3.4)
White Mountains Insurance Group Ltd.	299	263,159	(4.3)
Willdan Group, Inc.	1,243	30,652	(0.5)
Wyndham Destinations, Inc.	1,820	48,412	(0.8)
Zynex, Inc.	4,347	83,115	(1.3)

		21,650,389

Total Reference Entity — Long		44,835,919

Reference Entity — Short

Common Stocks

Australia
AP Eagers Ltd.	(22,577)	(129,699)	2.1
ARB Corp. Ltd.	(10,802)	(147,831)	2.4
Bega Cheese Ltd.	(33,889)	(108,244)	1.8
Champion Iron Ltd.	(12,923)	(25,927)	0.4
Charter Hall Retail REIT	(9,073)	(20,600)	0.3
Collins Foods Ltd.	(85,781)	(579,898)	9.4

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Australia (continued)
Elders Ltd.	(25,029)	$(183,026)	3.0%
Healius Ltd.	(52,367)	(121,390)	2.0
InvoCare Ltd.	(31,071)	(211,774)	3.4
McMillan Shakespeare Ltd.	(50,650)	(319,757)	5.2
Ramelius Resources Ltd.	(24,442)	(38,638)	0.6
Select Harvests Ltd.	(11,011)	(47,017)	0.8
SmartGroup Corp. Ltd.	(11,782)	(50,685)	0.8
Tyro Payments Ltd.	(17,881)	(43,246)	0.7

		(2,027,732)

Austria
FACC AG	(2,603)	(16,101)	0.3
Kapsch TrafficCom AG	(2,615)	(46,513)	0.8
Semperit AG Holding	(770)	(15,185)	0.2

		(77,799)

Belgium
AGFA-Gevaert NV	(12,978)	(52,615)	0.9
Cie d’Entreprises CFE	(435)	(27,621)	0.4
Ion Beam Applications	(4,011)	(34,254)	0.6
Recticel SA	(2,455)	(24,858)	0.4
Retail Estates NV	(86)	(5,496)	0.1
Van de Velde NV	(398)	(8,955)	0.1

		(153,799)

Canada
Cascades, Inc.	(22,044)	(251,306)	4.1
City Office REIT, Inc.	(1,959)	(16,945)	0.3
DREAM Un Ltd. Corp., Class A	(22,084)	(295,289)	4.8
ECN Capital Corp.	(6,425)	(22,641)	0.4
Fiera Capital Corp.	(9,577)	(74,002)	1.2
goeasy Ltd.	(593)	(24,876)	0.4
Great Canadian Gaming Corp.	(3,623)	(71,895)	1.2
Labrador Iron Ore Royalty Corp.	(27,838)	(533,296)	8.6
Lassonde Industries, Inc., Class A	(697)	(85,236)	1.4
Mercer International, Inc.	(6,896)	(51,375)	0.8
North West Co., Inc.	(14,456)	(321,616)	5.2
Park Lawn Corp.	(14,137)	(264,386)	4.3
Sienna Senior Living, Inc.	(11,276)	(86,541)	1.4
Silvercorp Metals, Inc.	(17,851)	(129,406)	2.1
Stella-Jones, Inc.	(4,543)	(137,974)	2.2
Superior Plus Corp.	(21,766)	(189,637)	3.1
Transat AT, Inc.	(8,713)	(34,801)	0.6
Transcontinental, Inc., Class A	(3,368)	(38,823)	0.6
Tucows, Inc., Class A	(378)	(22,873)	0.4
Uranium Participation Corp.	(4,373)	(16,030)	0.2
Westshore Terminals Investment Corp.	(2,220)	(28,491)	0.5

		(2,697,439)

Denmark
D/S Norden A/S	(11,163)	(168,557)	2.8
Nilfisk Holding A/S	(6,319)	(86,381)	1.4
NNIT A/S	(3,680)	(69,383)	1.1
Per Aarsleff Holding A/S	(620)	(23,744)	0.4

		(348,065)

Finland
Adapteo OYJ	(2,487)	(21,175)	0.4
Caverion OYJ	(1,976)	(14,719)	0.2
F-Secure OYJ	(20,176)	(70,283)	1.1

		(106,177)

France
Beneteau SA	(1,534)	(11,074)	0.2

Security	Shares	Value	% of Basket Value

France (continued)
Derichebourg SA	(66,752)	$ (193,003)	3.1%
IPSOS	(1,702)	(45,174)	0.7
Jacquet Metal Service SA	(993)	(12,540)	0.2
LISI	(761)	(17,086)	0.3

		(278,877)

Germany
CECONOMY AG	(22,464)	(80,058)	1.3
ElringKlinger AG	(5,655)	(34,288)	0.6
H&R GmbH & Co. KGaA	(10)	(67)	0.0
Hornbach Holding AG & Co. KGaA	(3,519)	(338,663)	5.5
Washtec AG	(1,076)	(44,392)	0.7

		(497,468)

Hong Kong
Mandarin Oriental International Ltd.	(101,755)	(150,591)	2.4

Ireland
Origin Enterprises PLC	(51,298)	(191,552)	3.1

Israel
Big Shopping Centers Ltd.	(1,159)	(83,066)	1.4
Clal Insurance Enterprises Holdings Ltd.	(4,942)	(43,041)	0.7
Delek Automotive Systems Ltd.	(6,312)	(29,922)	0.5
Israel Corp. Ltd.	(171)	(14,586)	0.2
Menora Mivtachim Holdings Ltd.	(6,466)	(76,606)	1.3
Shapir Engineering and Industry Ltd.	(7,013)	(51,854)	0.8
Shikun & Binui Ltd.	(38,055)	(173,489)	2.8

		(472,564)

Italy
Danieli & C Officine Meccaniche SpA	(20,576)	(165,773)	2.7
doValue SpA	(7,466)	(82,141)	1.3
Italmobiliare SpA	(959)	(33,316)	0.6
La Doria SpA	(4,859)	(61,776)	1.0
Tod’s SpA	(4,427)	(128,155)	2.1

		(471,161)

Japan
Bank of Nagoya Ltd.	(1,800)	(37,531)	0.6
Bic Camera, Inc.	(62,300)	(627,765)	10.2
Descente Ltd.	(7,200)	(116,778)	1.9
Ebase Co. Ltd.	(2,500)	(35,761)	0.6
Heiwa Real Estate REIT, Inc.	(104)	(107,775)	1.7
Hirata Corp.	(9,200)	(505,647)	8.2
Ichibanya Co. Ltd.	(8,200)	(361,660)	5.9
JTOWER, Inc.	(400)	(19,664)	0.3
Kansai Super Market Ltd.	(2,100)	(24,608)	0.4
Kappa Create Co. Ltd.	(10,300)	(124,575)	2.0
Keiyo Co. Ltd.	(74,100)	(646,340)	10.5
KLab, Inc.	(7,200)	(43,289)	0.7
Mitsui High-Tec, Inc.	(11,000)	(150,939)	2.4
MTI Ltd.	(2,300)	(17,783)	0.3
Nippon Sharyo Ltd.	(2,200)	(49,185)	0.8
Nishimatsuya Chain Co. Ltd.	(11,800)	(119,012)	1.9
Nissan Shatai Co. Ltd.	(26,100)	(194,122)	3.2
Nissei ASB Machine Co. Ltd.	(600)	(15,227)	0.2
Nissha Co. Ltd.	(30,100)	(312,187)	5.1
Rokko Butter Co. Ltd.	(5,800)	(84,762)	1.4
Rorze Corp.	(2,100)	(107,974)	1.8
RS Technologies Co. Ltd.	(2,400)	(90,839)	1.5
SB Technology Corp.	(1,800)	(55,287)	0.9
Suruga Bank Ltd.	(97,500)	(328,164)	5.3
Takara Leben Real Estate Investment Corp.	(52)	(40,048)	0.6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Japan (continued)
TechMatrix Corp.	(6,000)	$(103,500)	1.7%
Toyobo Co. Ltd.	(3,900)	(54,194)	0.9
Universal Entertainment Corp.	(1,400)	(24,647)	0.4
Weathernews, Inc.	(1,600)	(58,366)	0.9
West Holdings Corp.	(1,000)	(23,113)	0.4
Yokowo Co. Ltd.	(5,200)	(117,441)	1.9
Yomiuri Land Co. Ltd.	(2,500)	(78,538)	1.3

		(4,676,721)

Netherlands
Arcadis NV	(3,159)	(64,881)	1.1
Intertrust NV	(1,368)	(25,349)	0.4
Koninklijke BAM Groep NV	(33,555)	(52,284)	0.8
SIF Holding NV	(1,564)	(20,050)	0.3
Vastned Retail NV	(1,655)	(41,862)	0.7

		(204,426)

New Zealand
Infratil Ltd.	(27,882)	(89,538)	1.4
Metlifecare Ltd.	(29,511)	(115,635)	1.9
Summerset Group Holdings Ltd.	(23,354)	(122,126)	2.0

		(327,299)

Norway
Atea ASA	(5,202)	(60,401)	1.0
Fjordkraft Holding ASA	(569)	(5,062)	0.1
Hexagon Composites ASA	(5,279)	(27,797)	0.4
Veidekke ASA	(23,209)	(315,679)	5.1

		(408,939)

Portugal
Mota-Engil SGPS SA	(43,725)	(60,227)	1.0
NOS SGPS SA	(24,553)	(108,507)	1.8
Semapa-Sociedade de Investimento e Gestao	(5,612)	(50,485)	0.8

		(219,219)

Puerto Rico
EVERTEC, Inc.	(26,839)	(833,351)	13.5
OFG Bancorp	(20,687)	(270,586)	4.4
Triple-S Management Corp., Class B	(1,967)	(38,278)	0.6

		(1,142,215)

South Africa
Mediclinic International PLC	(26,369)	(92,271)	1.5

Spain
Aedas Homes SA	(14,643)	(310,132)	5.0
eDreams ODIGEO SA	(4,462)	(9,348)	0.1
Metrovacesa SA	(24,575)	(169,624)	2.8
Neinor Homes SA	(8,725)	(104,399)	1.7
Prosegur Cia de Seguridad SA	(22,523)	(59,853)	1.0

		(653,356)

Sweden
AF Poyry AB	(4,190)	(107,556)	1.7
Ambea AB	(8,564)	(53,129)	0.9
Attendo AB	(46,143)	(241,433)	3.9
Bonava AB	(3,413)	(22,992)	0.4
Bravida Holding AB	(2,445)	(26,805)	0.4
Catena AB	(876)	(36,017)	0.6
Coor Service Management Holding AB	(20,120)	(160,228)	2.6
Electrolux Professional AB	(523)	(2,065)	0.0
Fingerprint Cards AB	(24,908)	(46,258)	0.8
Granges AB	(2,340)	(18,901)	0.3

Security	Shares	Value	% of Basket Value

Sweden (continued)
Instalco AB	(2,249)	$(40,913)	0.7%
Klovern AB	(113,004)	(181,690)	2.9
Lindab International AB	(10,053)	(157,113)	2.6
NCC AB	(1,071)	(18,601)	0.3
Nolato AB	(2,321)	(192,963)	3.1
Ratos AB	(22,722)	(81,307)	1.3

		(1,387,971)

Switzerland
Burckhardt Compression Holding AG	(695)	(174,617)	2.8
Coltene Holding AG	(2,337)	(196,763)	3.2
dormakaba Holding AG	(43)	(24,081)	0.4
Garrett Motion, Inc.	(16,032)	(94,268)	1.5
Gurit Holding AG	(34)	(60,669)	1.0
LEM Holding SA	(56)	(87,625)	1.4
Medartis Holding AG	(694)	(29,405)	0.5
Mobilezone Holding AG	(14,338)	(114,958)	1.9
V-ZUG Holding AG	(580)	(46,930)	0.8

		(829,316)

United Kingdom
Biffa PLC	(21,654)	(57,592)	0.9
Daily Mail & General Trust PLC	(7,053)	(58,256)	1.0
Go-Ahead Group PLC	(23,587)	(193,214)	3.1
LondonMetric Property PLC	(9,356)	(28,264)	0.5
NCC Group PLC	(21,759)	(48,956)	0.8
On the Beach Group PLC	(8,755)	(31,804)	0.5
QinetiQ Group PLC	(12,815)	(51,297)	0.8
Serica Energy PLC	(14,600)	(22,372)	0.4
Signature Aviation PLC	(463)	(1,401)	0.0
Stagecoach Group PLC	(68,619)	(42,623)	0.7
Stolt-Nielsen Ltd.	(17,148)	(154,391)	2.5

		(690,170)

United States
ABM Industries, Inc.	(9,188)	(329,849)	5.4
Acadia Healthcare Co., Inc.	(14,506)	(432,424)	7.0
Addus HomeCare Corp.	(1,366)	(131,696)	2.1
ADTRAN, Inc.	(17,555)	(218,033)	3.5
Aerie Pharmaceuticals, Inc.	(9,011)	(104,167)	1.7
Agilysys, Inc.	(7,643)	(160,197)	2.6
Air Transport Services Group, Inc.	(6,870)	(167,422)	2.7
Alexander’s, Inc.	(969)	(243,985)	4.0
Allegheny Technologies, Inc.	(5,665)	(49,229)	0.8
Allscripts Healthcare Solutions, Inc.	(31,113)	(280,017)	4.5
American Equity Investment Life Holding Co.	(5,109)	(130,024)	2.1
Amkor Technology, Inc.	(4,208)	(57,208)	0.9
AMN Healthcare Services, Inc.	(2,894)	(158,996)	2.6
Anterix, Inc.	(428)	(18,652)	0.3
Apollo Medical Holdings, Inc.	(3,618)	(60,601)	1.0
Arconic Corp.	(14,461)	(235,570)	3.8
Arcosa, Inc.	(10,442)	(440,861)	7.2
Argan, Inc.	(4,782)	(205,148)	3.3
Arrow Financial Corp.	(1,783)	(48,676)	0.8
Astec Industries, Inc.	(1,571)	(69,894)	1.1
Atlantic Union Bankshares Corp.	(5,368)	(121,156)	2.0
Atlas Air Worldwide Holdings, Inc.	(646)	(33,644)	0.5
Avanos Medical, Inc.	(7,203)	(220,916)	3.6
Bar Harbor Bankshares	(5,505)	(109,439)	1.8
BioDelivery Sciences International, Inc.	(54,577)	(228,678)	3.7
Blackbaud, Inc.	(546)	(34,147)	0.6
BMC Stock Holdings, Inc.	(8,322)	(213,043)	3.5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
Boise Cascade Co.	(1,093)	$(50,923)	0.8%
Boston Omaha Corp., Class A	(3,941)	(62,662)	1.0
Byline Bancorp, Inc.	(3,066)	(39,735)	0.6
Cabot Corp.	(12,608)	(459,940)	7.5
California Water Service Group	(5,982)	(280,376)	4.6
Cal-Maine Foods, Inc.	(6,133)	(269,515)	4.4
Cass Information Systems, Inc.	(2,198)	(78,754)	1.3
Cato Corp., Class A	(8,883)	(63,869)	1.0
Cavco Industries, Inc.	(413)	(82,736)	1.3
Central Garden & Pet Co.	(418)	(14,484)	0.2
Century Bancorp, Inc., Class A	(726)	(50,559)	0.8
ChannelAdvisor Corp.	(1,272)	(25,911)	0.4
Chart Industries, Inc.	(794)	(54,413)	0.9
Chase Corp.	(2,424)	(243,757)	4.0
Chatham Lodging Trust	(6,500)	(33,865)	0.5
Cinemark Holdings, Inc.	(2,286)	(27,043)	0.4
City Holding Co.	(3,690)	(230,477)	3.7
CNO Financial Group, Inc.	(4,677)	(70,623)	1.1
Coca-Cola Consolidated, Inc.	(824)	(189,157)	3.1
Columbia Banking System, Inc.	(2,010)	(58,149)	0.9
Columbia Financial, Inc.	(11,750)	(141,352)	2.3
Commerce Bancshares, Inc.	(173)	(9,906)	0.2
Community Health Systems, Inc.	(19,724)	(98,226)	1.6
CommVault Systems, Inc.	(11,121)	(490,214)	8.0
Comtech Telecommunications Corp.	(2,972)	(48,800)	0.8
Consolidated Communications Holdings, Inc.	(8,920)	(65,116)	1.1
Cooper Tire & Rubber Co.	(12,636)	(392,474)	6.4
Corcept Therapeutics, Inc.	(9,540)	(142,623)	2.3
CoreCivic, Inc.	(10,099)	(89,982)	1.5
Cornerstone OnDemand, Inc.	(2,240)	(79,542)	1.3
Covanta Holding Corp.	(22,319)	(219,619)	3.6
Diebold Nixdorf, Inc.	(7,003)	(48,811)	0.8
Diversified Healthcare Trust	(13,824)	(53,844)	0.9
Dril-Quip, Inc.	(1,951)	(64,949)	1.1
Easterly Government Properties, Inc.	(6,470)	(158,191)	2.6
Ebix, Inc.	(5,642)	(124,434)	2.0
Edgewell Personal Care Co.	(3,197)	(95,558)	1.6
El Pollo Loco Holdings, Inc.	(7,179)	(141,857)	2.3
Encore Capital Group, Inc.	(4,771)	(174,285)	2.8
Encore Wire Corp.	(1,143)	(57,367)	0.9
Enerpac Tool Group Corp.	(1,141)	(21,565)	0.3
Ensign Group, Inc.	(1,006)	(46,266)	0.8
EPR Properties	(2,270)	(64,990)	1.1
Evo Payments, Inc., Class A	(10,815)	(245,392)	4.0
ExlService Holdings, Inc.	(3,360)	(215,242)	3.5
EZCORP, Inc., Class A	(18,439)	(105,471)	1.7
Federal Signal Corp.	(1,397)	(43,181)	0.7
First Financial Corp.	(5,325)	(178,015)	2.9
First Hawaiian, Inc.	(6,227)	(108,225)	1.8
Forestar Group, Inc.	(21,169)	(366,435)	5.9
FormFactor, Inc.	(5,258)	(151,641)	2.5
Franklin Covey Co.	(2,824)	(51,086)	0.8
Fresh Del Monte Produce, Inc.	(3,320)	(74,966)	1.2
Gaming and Leisure Properties, Inc.	(87)	(3,150)	0.1
GCP Applied Technologies, Inc.	(6,965)	(158,941)	2.6
German American Bancorp, Inc.	(1,091)	(31,028)	0.5
GMS, Inc.	(2,548)	(59,700)	1.0
Griffon Corp.	(2,368)	(54,156)	0.9
Group 1 Automotive, Inc.	(197)	(16,552)	0.3
Gulfport Energy Corp.	(47,080)	(47,551)	0.8
Hawkins, Inc.	(2,979)	(153,508)	2.5
Haynes International, Inc.	(3,887)	(71,365)	1.2

Security	Shares	Value	% of Basket Value

United States (continued)
Hecla Mining Co.	(5,175)	$(28,566)	0.5%
Heritage Insurance Holdings, Inc.	(9,648)	(114,522)	1.9
Hillenbrand, Inc.	(1,567)	(45,803)	0.7
Hilltop Holdings, Inc.	(15,280)	(297,502)	4.8
Hilton Grand Vacations, Inc.	(7,887)	(160,106)	2.6
Home BancShares, Inc.	(33,094)	(540,425)	8.8
Hub Group, Inc., Class A	(2,673)	(141,402)	2.3
Independent Bank Group, Inc.	(18,486)	(812,090)	13.2
Innoviva, Inc.	(1,866)	(25,275)	0.4
International Bancshares Corp.	(6,765)	(205,791)	3.3
International Money Express, Inc.	(39,195)	(528,349)	8.6
iStar, Inc.	(1,310)	(15,209)	0.2
Itron, Inc.	(2,464)	(171,396)	2.8
JELD-WEN Holding, Inc.	(3,323)	(65,131)	1.1
Jernigan Capital, Inc.	(3,576)	(50,100)	0.8
John B Sanfilippo & Son, Inc.	(1,699)	(149,801)	2.4
Kadant, Inc.	(1,282)	(139,110)	2.3
Kearny Financial Corp.	(12,293)	(98,836)	1.6
Kite Realty Group Trust	(21,255)	(209,787)	3.4
Kontoor Brands, Inc.	(1,192)	(22,839)	0.4
Kronos Worldwide, Inc.	(4,275)	(48,051)	0.8
Lakeland Financial Corp.	(4,917)	(217,626)	3.5
Lantheus Holdings, Inc.	(1,906)	(25,693)	0.4
Lexington Realty Trust	(10,291)	(119,376)	1.9
Liberty TripAdvisor Holdings, Inc., Class A	(16,189)	(40,149)	0.7
Lindblad Expeditions Holdings, Inc.	(2,808)	(20,358)	0.3
Lions Gate Entertainment Corp., Class B	(2,303)	(16,374)	0.3
LTC Properties, Inc.	(5,794)	(215,247)	3.5
Macquarie Infrastructure Corp.	(3,632)	(108,815)	1.8
Madison Square Garden Entertainment Corp.	(672)	(47,618)	0.8
Magellan Health, Inc.	(4,675)	(346,745)	5.6
Magnolia Oil & Gas Corp., Class A	(4,745)	(28,375)	0.5
Marcus Corp.	(2,736)	(37,784)	0.6
Masonite International Corp.	(865)	(72,963)	1.2
Matson, Inc.	(6,873)	(250,315)	4.1
Medifast, Inc.	(452)	(75,543)	1.2
MEDNAX, Inc.	(35,692)	(713,126)	11.6
Mercury General Corp.	(10,967)	(470,594)	7.6
Meredith Corp.	(13,878)	(199,288)	3.2
Meta Financial Group, Inc.	(16,366)	(305,390)	5.0
MFA Financial, Inc.	(798)	(2,099)	0.0
MGP Ingredients, Inc.	(2,555)	(92,670)	1.5
Monarch Casino & Resort, Inc.	(1,878)	(67,965)	1.1
Mr Cooper Group, Inc.	(8,340)	(136,192)	2.2
MSC Industrial Direct Co., Inc.	(196)	(12,938)	0.2
Mueller Industries, Inc.	(21,350)	(596,946)	9.7
Murphy Oil Corp.	(17,650)	(233,156)	3.8
National Health Investors, Inc.	(581)	(36,022)	0.6
National HealthCare Corp.	(1,385)	(82,158)	1.3
National Western Life Group, Inc., Class A	(341)	(66,423)	1.1
NeoPhotonics Corp.	(5,645)	(51,426)	0.8
Newmark Group, Inc.	(8,543)	(34,770)	0.6
NMI Holdings, Inc., Class A	(3,327)	(51,635)	0.8
NOW, Inc.	(13,237)	(104,308)	1.7
Odonate Therapeutics, Inc.	(2,215)	(80,560)	1.3
ODP Corp.	(8,046)	(177,575)	2.9
Office Properties Income Trust	(1,120)	(28,168)	0.5
O-I Glass, Inc.	(12,301)	(128,422)	2.1
Old National Bancorp	(2,839)	(39,718)	0.6
One Liberty Properties, Inc.	(10,545)	(178,949)	2.9
Origin Bancorp, Inc.	(1,142)	(27,111)	0.4
Pacira BioSciences, Inc.	(9,757)	(513,316)	8.3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
Park Aerospace Corp.	(5,302)	$(57,156)	0.9%
Patrick Industries, Inc.	(1,808)	(115,622)	1.9
PDC Energy, Inc.	(4,700)	(67,022)	1.1
Pennant Group, Inc.	(769)	(19,271)	0.3
Penske Automotive Group, Inc.	(683)	(30,612)	0.5
Perdoceo Education Corp.	(11,473)	(165,211)	2.7
PH Glatfelter Co.	(4,361)	(69,471)	1.1
Phibro Animal Health Corp., Class A	(3,626)	(84,105)	1.4
Piedmont Office Realty Trust, Inc., Class A	(8,111)	(131,479)	2.1
Piper Jaffray Cos	(1,040)	(64,386)	1.0
PJT Partners, Inc., Class A	(1,092)	(58,455)	0.9
Powell Industries, Inc.	(3,041)	(80,739)	1.3
PRA Group, Inc.	(5,320)	(210,459)	3.4
Preferred Apartment Communities, Inc., Class	(15,592)	(112,730)	1.8
Prestige Consumer Healthcare, Inc.	(3,478)	(129,347)	2.1
PriceSmart, Inc.	(338)	(22,095)	0.4
PS Business Parks, Inc.	(474)	(65,388)	1.1
R1 RCM, Inc.	(15,189)	(207,634)	3.4
Rattler Midstream LP	(2,254)	(17,739)	0.3
Red Rock Resorts, Inc., Class A	(2,484)	(27,225)	0.4
Rent-A-Center, Inc.	(1,305)	(37,741)	0.6
Resideo Technologies, Inc.	(2,181)	(28,964)	0.5
Retail Opportunity Investments Corp.	(18,998)	(206,508)	3.4
Retail Properties of America, Inc., Class A	(29,194)	(185,674)	3.0
Revance Therapeutics, Inc.	(4,227)	(99,250)	1.6
REX American Resources Corp.	(3,496)	(238,252)	3.9
Rogers Corp.	(421)	(50,179)	0.8
Saia, Inc.	(424)	(50,647)	0.8
Sally Beauty Holdings, Inc.	(5,906)	(68,569)	1.1
Sandy Spring Bancorp, Inc.	(2,732)	(63,164)	1.0
Sanmina Corp.	(5,651)	(167,722)	2.7
Service Properties Trust	(28,168)	(188,726)	3.1
Shenandoah Telecommunications Co.	(889)	(44,690)	0.7
Shutterstock, Inc.	(540)	(29,344)	0.5
Shyft Group, Inc.	(1,094)	(20,655)	0.3
Sinclair Broadcast Group, Inc., Class A	(7,134)	(146,960)	2.4
SITE Centers Corp.	(27,285)	(199,999)	3.2
Sleep Number Corp.	(3,208)	(149,172)	2.4
Sonic Automotive, Inc., Class A	(1,168)	(44,524)	0.7
Southwestern Energy Co.	(22,121)	(53,754)	0.9
SPS Commerce, Inc.	(2,908)	(218,594)	3.5
SPX Corp.	(16,468)	(691,656)	11.2
SPX FLOW, Inc.	(2,117)	(84,849)	1.4
Stock Yards Bancorp, Inc.	(4,181)	(163,435)	2.7
Sunstone Hotel Investors, Inc.	(10,178)	(76,131)	1.2
Super Micro Computer, Inc.	(6,286)	(190,497)	3.1
Surgery Partners, Inc.	(11,135)	(170,031)	2.8
TCF Financial Corp.	(878)	(24,136)	0.4
Tejon Ranch Co.	(11,118)	(159,543)	2.6
Tenet Healthcare Corp.	(2,013)	(53,224)	0.9
Tompkins Financial Corp.	(416)	(26,844)	0.4
TPI Composites, Inc.	(1,430)	(36,579)	0.6
Tribune Publishing Co.	(35,358)	(344,740)	5.6
TrueBlue, Inc.	(6,012)	(92,765)	1.5
TTEC Holdings, Inc.	(434)	(20,598)	0.3
Tutor Perini Corp.	(6,021)	(70,867)	1.1
Ultra Clean Holdings, Inc.	(9,102)	(273,879)	4.4
Unisys Corp.	(19,257)	(228,966)	3.7
United States Lime & Minerals, Inc.	(689)	(62,155)	1.0
Univar Solutions, Inc.	(23,137)	(408,831)	6.6

Security	Shares	Value	% of Basket Value

United States (continued)
Universal Corp.	(20,523)	$(865,250)	14.0%
Universal Electronics, Inc.	(1,521)	(70,072)	1.1
Urban Edge Properties	(24,351)	(255,198)	4.1
Urstadt Biddle Properties, Inc., Class A	(2,916)	(28,606)	0.5
Vector Group Ltd.	(14,261)	(125,782)	2.0
Verra Mobility Corp.	(17,069)	(174,616)	2.8
Verso Corp., Class A	(2,857)	(34,884)	0.6
Village Super Market, Inc., Class A	(644)	(16,261)	0.3
Visteon Corp.	(339)	(24,615)	0.4
Wabash National Corp.	(7,896)	(89,935)	1.5
Waddell & Reed Financial, Inc., Class A	(24,138)	(352,173)	5.7
Walker & Dunlop, Inc.	(5,673)	(285,976)	4.6
Warrior Met Coal, Inc.	(15,047)	(239,548)	3.9
Washington Federal, Inc.	(7,715)	(180,068)	2.9
Washington Real Estate Investment Trust	(815)	(18,223)	0.3
Winmark Corp.	(319)	(50,715)	0.8
Winnebago Industries, Inc.	(5,283)	(319,146)	5.2
Wolverine World Wide, Inc.	(6,315)	(151,813)	2.5
Worthington Industries, Inc.	(581)	(21,741)	0.4
Xenia Hotels & Resorts, Inc.	(2,606)	(20,744)	0.3
Yelp, Inc.	(11,986)	(299,410)	4.9
York Water Co.	(1,744)	(80,765)	1.3
Zogenix, Inc.	(8,245)	(196,149)	3.2

		(32,890,843)

Total Reference Entity — Short		(50,995,970)

Net Value of Reference Entity — Bank of America N.A.		$(6,160,051)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Common Stocks

Australia
Atlassian Corp. PLC, Class A	4,226	$746,523	(33.4)%
Brambles Ltd.	98,842	763,137	(34.1)
Harvey Norman Holdings Ltd.	24,572	64,959	(2.9)
Independence Group NL	115,493	380,149	(17.0)
Nufarm Ltd/Australia	5,127	14,673	(0.7)
Perpetual Ltd.	7,967	173,143	(7.7)
St Barbara Ltd.	33,577	82,493	(3.7)
Worley Ltd.	12,785	74,186	(3.3)

		2,299,263

Belgium
Elia System Operator SA/NV	316	34,320	(1.5)
Umicore SA	6,707	316,752	(14.2)

		351,072

Canada
Algonquin Power & Utilities Corp.	8,720	120,307	(5.4)
Aurinia Pharmaceuticals Inc.	915	12,929	(0.6)
Ballard Power Systems Inc.	1,810	25,715	(1.2)
CGI, Inc.	2,614	186,705	(8.3)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Canada (continued)
Lightspeed POS Inc.	1,252	$35,369	(1.6)%
Thomson Reuters Corp.	42,242	2,947,432	(131.7)

		3,328,457

Denmark
Bavarian Nordic AS	10,980	338,378	(15.1)

Finland
Nordea Bank Abp	117,431	907,047	(40.5)

France
CNP Assurances	19,684	239,080	(10.7)
Electricite de France SA	79,218	802,207	(35.8)
Engie SA	214,754	2,860,773	(127.9)
Eutelsat Communications SA	6,773	68,493	(3.1)
Rexel SA	80,521	955,676	(42.7)
Ubisoft Entertainment SA	62,290	5,202,612	(232.5)
Vinci SA	267	22,979	(1.0)

		10,151,820

Germany
Aurubis AG	3,260	217,419	(9.7)
Bayerische Motoren Werke AG	74	4,732	(0.2)
Beiersdorf AG	34,974	4,176,089	(186.6)
Daimler AG, Registered Shares	5,354	234,098	(10.5)
Hella GmbH & Co. KGaA	5,418	236,012	(10.5)
HelloFresh SE	10,875	592,088	(26.5)
LEG Immobilien AG	14,648	2,042,466	(91.3)
Sartorius AG, Preference Shares	583	223,467	(10.0)
Wacker Chemie AG	5,995	543,900	(24.3)

		8,270,271

Hong Kong
NWS Holdings Ltd.	43,000	33,331	(1.5)
Swire Properties Ltd.	43,800	101,222	(4.5)

		134,553

Ireland
Experian PLC	12,874	449,690	(20.1)
Kingspan Group PLC	6,778	486,254	(21.7)

		935,944

Isle of Man
GVC Holdings PLC	6,734	58,279	(2.6)

Israel
Check Point Software Technologies Ltd.	879	110,182	(4.9)
Wix.com Ltd.	4,185	1,215,659	(54.4)

		1,325,841

Italy
Assicurazioni Generali SpA	31,425	471,868	(21.1)

Japan
Asahi Group Holdings Ltd.	1,500	48,894	(2.2)
CyberAgent, Inc.	5,800	328,084	(14.7)
Dentsu, Inc.	1,100	24,541	(1.1)
DIC Corp.	600	14,445	(0.7)
Electric Power Development Co. Ltd.	9,300	126,867	(5.7)
ITOCHU Corp.	31,700	695,064	(31.1)
Keyence Corp.	100	42,169	(1.9)
Konica Minolta, Inc.	171,000	452,956	(20.2)
Kose Corp.	10,300	1,043,246	(46.6)
Kyocera Corp.	39,500	2,199,766	(98.3)
Maruha Nichiro Corp.	18,400	353,592	(15.8)

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi Corp.	900	$18,020	(0.8)%
Mitsubishi Electric Corp.	26,100	340,711	(15.2)
Miura Co. Ltd.	6,900	262,361	(11.7)
Murata Manufacturing Co. Ltd.	10,300	661,576	(29.6)
Nidec Corp.	31,500	2,502,265	(111.8)
Nikon Corp.	43,900	306,923	(13.7)
Nippon Shinyaku Co. Ltd.	300	23,209	(1.0)
Nippon Television Holdings, Inc.	7,800	84,400	(3.8)
Pola Orbis Holdings, Inc.	8,100	134,673	(6.0)
Renesas Electronics Corp.	49,200	270,623	(12.1)
Rohm Co. Ltd.	3,700	237,591	(10.6)
Sumitomo Mitsui Trust Holdings, Inc.	42,700	1,096,284	(49.0)
Sumitomo Rubber Industries Ltd.	4,100	34,110	(1.5)
Suntory Beverage & Food Ltd.	4,900	184,956	(8.3)
Tokyo Broadcasting System Holdings, Inc.	11,600	175,164	(7.8)
Yamada Denki Co. Ltd.	38,100	165,300	(7.4)

		11,827,790

Jordan
Hikma Pharmaceuticals PLC	23,556	660,061	(29.5)

Netherlands
Euronext NV	18,052	2,085,326	(93.2)

Norway
NEL ASA	178,284	371,648	(16.6)
TGS Nopec Geophysical Co. ASA	30,493	453,903	(20.3)

		825,551

Spain
Bankia SA	269,435	343,294	(15.3)
EDP Renovaveis SA	12,182	199,175	(8.9)

		542,469

Sweden
Autoliv, Inc.	7,596	493,968	(22.1)
Evolution Gaming Group AB	8,651	589,588	(26.3)

		1,083,556

Switzerland
Clariant AG	16,912	319,647	(14.3)
Garmin Ltd.	3,019	297,643	(13.3)
Sika AG, Registered Shares	5,331	1,171,392	(52.4)
STMicroelectronics NV	17,143	481,670	(21.5)

		2,270,352

United Kingdom
Abcam PLC	42,810	720,092	(32.2)
B&M European Value Retail SA	3,135	18,848	(0.8)
Babcock International Group PLC	62,807	236,612	(10.6)
Barratt Developments PLC	38,513	255,829	(11.4)
British American Tobacco PLC	34,196	1,130,120	(50.5)
Centrica PLC	430,890	275,080	(12.3)
Coca-Cola European Partners PLC	28,564	1,175,980	(52.6)
Dunelm Group PLC	8,140	131,060	(5.9)
Johnson Matthey PLC	78,749	2,299,524	(102.8)
London Stock Exchange Group PLC	15,785	1,753,012	(78.3)
Meggitt PLC	150,398	525,478	(23.5)
Oxford Biomedica PLC	40,015	427,839	(19.1)
RELX PLC	214,218	4,509,754	(201.5)
Rentokil Initial PLC	121,177	847,352	(37.9)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
SSE PLC	159,641	$2,707,885	(121.0)%
Taylor Wimpey PLC	393,651	607,217	(27.1)

		17,621,682

United States
1Life Healthcare Inc.	15,423	456,675	(20.4)
AbbVie, Inc.	7,705	731,282	(32.7)
ACADIA Pharmaceuticals, Inc.	1,576	65,514	(2.9)
ACI Worldwide, Inc.	4,357	116,724	(5.2)
Advance Auto Parts, Inc.	2,357	353,880	(15.8)
Aerojet Rocketdyne Holdings, Inc.	2,603	107,374	(4.8)
Altice USA, Inc., Class A	132,608	3,579,090	(160.0)
AMERCO	652	207,160	(9.3)
American Eagle Outfitters, Inc.	22,782	227,820	(10.2)
American Electric Power Co., Inc.	16,466	1,430,566	(63.9)
American Tower Corp.	3,622	946,755	(42.3)
AMETEK, Inc.	14,388	1,341,681	(60.0)
Anaplan, Inc.	49,748	2,259,057	(101.0)
AutoNation, Inc.	5,219	267,943	(12.0)
Avantor, Inc.	158,912	3,508,777	(156.8)
Bassett Furniture Industries, Inc.	1,668	14,628	(0.7)
Berry Global Group, Inc.	851	42,542	(1.9)
BioCryst Pharmaceuticals, Inc.	54,544	221,994	(9.9)
Biogen, Inc.	121	33,238	(1.5)
Buckle, Inc.	22,361	358,447	(16.0)
CACI International, Inc., Class A	12,927	2,686,489	(120.1)
Cargurus, Inc.	37,995	1,097,676	(49.1)
Catalent, Inc.	9,336	815,406	(36.4)
Centene Corp.	23,113	1,508,123	(67.4)
CenturyLink, Inc.	123,668	1,193,396	(53.3)
Choice Hotels International, Inc.	7,096	596,348	(26.6)
Churchill Downs, Inc.	1,779	246,427	(11.0)
Cirrus Logic, Inc.	21,491	1,472,778	(65.8)
Columbia Sportswear Co.	2,872	217,812	(9.7)
CorePoint Lodging, Inc.	36,300	202,917	(9.1)
CoStar Group, Inc.	938	797,075	(35.6)
Coty, Inc., Class A	12,527	46,475	(2.1)
Cracker Barrel Old Country Store, Inc.	4,783	528,378	(23.6)
Dave & Buster’s Entertainment, Inc.	8,718	107,580	(4.8)
Designer Brands, Inc., Class A	65,551	387,406	(17.3)
Devon Energy Corp.	27,721	290,793	(13.0)
Dick’s Sporting Goods, Inc.	21,019	958,887	(42.9)
Dillard’s, Inc., Class A	29,069	684,575	(30.6)
DTE Energy Co.	978	113,086	(5.1)
Dunkin’ Brands Group, Inc.	31,038	2,133,242	(95.3)
Dynavax Technologies Corp.	4,910	39,820	(1.8)
Expedia Group, Inc.	8,281	670,844	(30.0)
Extended Stay America, Inc.	3,712	42,354	(1.9)
FirstEnergy Corp.	18,523	537,167	(24.0)
Five Below, Inc.	5,476	596,391	(26.7)
Flexsteel Industries, Inc.	31,289	493,428	(22.0)
Foot Locker, Inc.	19,248	565,699	(25.3)
Fortive Corp.	4,456	312,767	(14.0)
Francesca’s Holdings Corp.	60,509	335,825	(15.0)
Gap, Inc.	6,184	82,680	(3.7)
Gilead Sciences, Inc.	8,843	614,854	(27.5)
Guess?, Inc.	88,994	920,198	(41.1)
Hanesbrands, Inc.	7,425	104,915	(4.7)
Haverty Furniture Cos., Inc.	17,072	242,764	(10.8)
Hertz Global Holdings, Inc.	280,459	406,666	(18.2)
Hilton Worldwide Holdings, Inc.	10,201	765,585	(34.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Home Depot, Inc.	6,236	$1,655,596	(74.0)%
Hooker Furniture Corp.	31,337	670,612	(30.0)
Hyatt Hotels Corp., Class A	17,195	825,360	(36.9)
Inovio Pharmaceuticals, Inc.	6,437	125,135	(5.6)
Insulet Corp.	501	101,883	(4.6)
Interactive Brokers Group, Inc., Class A	28,529	1,415,038	(63.2)
International Game Technology PLC	38,296	377,599	(16.9)
j2 Global, Inc.	12,152	689,261	(30.8)
Johnson & Johnson	5,492	800,514	(35.8)
Kohl’s Corp.	133,244	2,536,966	(113.4)
Laboratory Corp. of America Holdings	358	69,065	(3.1)
LendingTree, Inc.	3,046	1,054,799	(47.1)
Marathon Oil Corp.	4,279	23,492	(1.0)
Marcus Corp.	12,351	170,567	(7.6)
MarineMax, Inc.	16,621	461,067	(20.6)
MarketAxess Holdings, Inc.	1,733	895,441	(40.0)
Marriott International, Inc., Class A	8,720	730,954	(32.7)
Medallia, Inc.	32,049	984,866	(44.0)
Microchip Technology, Inc.	4,322	439,677	(19.6)
Monro, Inc.	4,678	263,371	(11.8)
MSCI, Inc.	5,326	2,002,470	(89.5)
NanoViricides Inc.	68,704	428,713	(19.2)
Nathan’s Famous, Inc.	3,146	160,226	(7.2)
National Oilwell Varco, Inc.	39,131	450,398	(20.1)
New Relic, Inc.	2,571	182,310	(8.1)
NIKE, Inc., Class B	45,389	4,430,420	(198.0)
Nordstrom, Inc.	29,936	409,824	(18.3)
Novavax, Inc.	450	64,395	(2.9)
Occidental Petroleum Corp.	57,944	912,039	(40.8)
Oxford Industries, Inc.	1,712	73,513	(3.3)
Party City Holdco, Inc.	245,329	402,340	(18.0)
Paylocity Holding Corp.	1,242	165,434	(7.4)
Penn National Gaming, Inc.	18,480	625,548	(28.0)
Penumbra, Inc.	1,031	228,789	(10.2)
PerkinElmer, Inc.	13,214	1,571,277	(70.2)
Pfizer, Inc.	21,098	811,851	(36.3)
Pool Corp.	3,596	1,138,853	(50.9)
PPG Industries, Inc.	4,174	449,331	(20.1)
PTC Therapeutics, Inc.	26,189	1,213,336	(54.2)
PTC, Inc.	4,543	388,699	(17.4)
PulteGroup, Inc.	3,887	169,473	(7.6)
PVH Corp.	739	35,960	(1.6)
Radian Group, Inc.	43,646	651,198	(29.1)
Ralph Lauren Corp.	9,398	670,077	(29.9)
RealPage, Inc.	218	13,736	(0.6)
Regeneron Pharmaceuticals, Inc.	37	23,387	(1.0)
Reinsurance Group of America, Inc.	1,268	108,097	(4.8)
Reynolds Consumer Products Inc.	2,173	74,012	(3.3)
RH	3,772	1,084,186	(48.5)
Ross Stores, Inc.	6,318	566,535	(25.3)
RPM International, Inc.	7,157	583,940	(26.1)
Ruth’s Hospitality Group, Inc.	25,093	167,998	(7.5)
S&P Global, Inc.	2,328	815,382	(36.4)
Schlumberger Ltd.	2,680	48,615	(2.2)
SeaWorld Entertainment, Inc.	9,572	138,507	(6.2)
Selectquote, Inc.	71,235	1,274,394	(57.0)
Sherwin-Williams Co.	4,855	3,145,652	(140.6)
Sims Metal Management Ltd.	14,337	80,674	(3.6)
Sirius XM Holdings, Inc.	148,031	870,422	(38.9)
Sonoco Products Co.	13,013	673,293	(30.1)
T. Rowe Price Group, Inc.	7,652	1,056,741	(47.2)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
Tandem Diabetes Care, Inc.	14,172	$1,480,407	(66.2)%
Telephone & Data Systems, Inc.	1,596	30,994	(1.4)
Tesla, Inc.	598	855,594	(38.2)
Tilly’s, Inc., Class A	146,642	881,318	(39.4)
TJX Cos., Inc.	32	1,664	(0.1)
Trex Co., Inc.	6,769	943,125	(42.1)
TripAdvisor, Inc.	47,965	970,332	(43.4)
Under Armour, Inc., Class A	7,622	80,183	(3.6)
Urban Outfitters, Inc.	43,626	721,574	(32.2)
Vail Resorts, Inc.	4,701	902,733	(40.3)
Veeva Systems, Inc., Class A	3,872	1,024,415	(45.8)
VeriSign, Inc.	24,380	5,160,758	(230.6)
Vir Biotechnology Inc.	845	40,357	(1.8)
VMware, Inc., Class A	21,337	2,991,661	(133.7)
W.W. Grainger, Inc.	1,471	502,391	(22.5)
Walt Disney Co.	5,671	663,167	(29.6)
West Pharmaceutical Services, Inc.	2,260	607,646	(27.2)
Weyerhaeuser Co.	1,639	45,581	(2.0)
Whirlpool Corp.	501	81,723	(3.6)
Wolverine World Wide, Inc.	45,037	1,082,689	(48.4)
Wyndham Destinations, Inc.	6,732	179,071	(8.0)
ZoomInfo Technologies, Inc.	1,201	49,085	(2.2)

		101,037,749

Total Reference Entity — Long		166,527,329

Reference Entity — Short

Common Stocks

Australia
AusNet Services	(56)	(71)	0.0
Coles Group Ltd.	(98,895)	(1,282,145)	57.3
Evolution Mining Ltd.	(530,542)	(2,266,480)	101.3
Fortescue Metals Group Ltd.	(31,014)	(385,770)	17.2
Macquarie Group Ltd.	(28,517)	(2,506,129)	112.0
Seven Group Holdings Ltd.	(164,055)	(1,985,095)	88.7
St Barbara Ltd.	(33,577)	(82,493)	3.7
Treasury Wine Estates Ltd.	(20,957)	(160,902)	7.2
Tuas Ltd.	(4,312)	(2,172)	0.1
Wesfarmers Ltd.	(108,010)	(3,591,088)	160.5

		(12,262,345)

Belgium
Anheuser-Busch InBev SA	(2,595)	(140,917)	6.3

Canada
Atco Ltd., Class I	(5,189)	(161,468)	7.2
Capital Power Corp.	(69,919)	(1,478,820)	66.1
CI Financial Corp.	(7,642)	(105,035)	4.7
Descartes Systems Group, Inc.	(20,444)	(1,150,981)	51.5

		(2,896,304)

Denmark
AP Moller - Maersk A/S, Class A	(70)	(83,107)	3.7
Jyske Bank A/S	(43,191)	(1,377,220)	61.6

		(1,460,327)

France
Bollore SA	(669,405)	(2,246,086)	100.4
Edenred	(3,983)	(197,574)	8.8
Kering SA	(4,579)	(2,594,856)	116.0

Security	Shares	Value	% of Basket Value

France (continued)
Remy Cointreau SA	(2,162)	$(346,737)	15.5%
SPIE SA	(5,122)	(83,377)	3.7

		(5,468,630)

Germany
CTS Eventim AG & Co. KGaA	(47,918)	(1,902,130)	85.0
Fraport AG Frankfurt Airport Services Worldwide	(12,503)	(486,316)	21.7
FUCHS PETROLUB SE	(25,123)	(1,097,068)	49.0
Jungheinrich AG	(4,850)	(148,135)	6.6
KION Group AG	(8,119)	(620,502)	27.7
Nemetschek SE	(9,602)	(703,883)	31.5
Rheinmetall AG	(5,988)	(566,144)	25.3
Software AG	(137,638)	(6,420,379)	287.0

		(11,944,557)

Hong Kong
CK Asset Holdings Ltd.	(30,000)	(166,580)	7.4
CK Hutchison Holdings Ltd.	(95,500)	(623,596)	27.9
First Pacific Co. Ltd.	(62,000)	(12,944)	0.6
Johnson Electric Holdings Ltd.	(111,500)	(205,205)	9.2
Melco International Development Ltd.	(1,016,000)	(1,918,010)	85.7
Shun Tak Holdings Ltd.	(3,198,000)	(1,152,141)	51.5
SJM Holdings Ltd.	(447,000)	(504,377)	22.5
United Energy Group Ltd.	(2,726,000)	(478,678)	21.4
Yue Yuen Industrial Holdings Ltd.	(31,000)	(49,202)	2.2

		(5,110,733)

Ireland
CRH PLC	(14,902)	(542,560)	24.3

Israel
Azrieli Group Ltd.	(11,726)	(570,332)	25.5
Gazit-Globe Ltd.	(11,149)	(46,397)	2.1
Harel Insurance Investments & Financial Services Ltd.	(52,606)	(348,839)	15.6
Israel Corp. Ltd.	(6,811)	(580,964)	26.0
Melisron Ltd.	(23,411)	(893,909)	39.9
Mizrahi Tefahot Bank Ltd.	(1,201)	(25,173)	1.1
Oil Refineries Ltd.	(1,940,577)	(361,932)	16.2
Shikun & Binui Ltd.	(245,415)	(1,118,820)	50.0
Teva Pharmaceutical Industries Ltd.	(323,751)	(3,742,463)	167.2

		(7,688,829)

Italy
PRADA SpA	(370,000)	(1,428,305)	63.8

Japan
Azbil Corp.	(16,800)	(560,040)	25.0
Capcom Co. Ltd.	(2,000)	(78,031)	3.5
Chugoku Bank Ltd.	(83,800)	(721,776)	32.3
Daiwa House REIT Investment Corp.	(66)	(171,608)	7.7
Daiwa Securities Living Investments Corp.	(47)	(47,526)	2.1
Fuji Seal International, Inc.	(12,100)	(215,022)	9.6
Hachijuni Bank Ltd.	(76,200)	(283,085)	12.7
Hitachi Capital Corp.	(1,300)	(31,034)	1.4
Hitachi Construction Machinery Co. Ltd.	(16,900)	(489,729)	21.9
Ichigo, Inc.	(30,300)	(71,047)	3.2
Iyo Bank Ltd.	(75,200)	(444,904)	19.9
Japan Logistics Fund, Inc.	(6)	(18,042)	0.8
Kaken Pharmaceutical Co. Ltd.	(4,000)	(181,785)	8.1
Kansai Mirai Financial Group, Inc.	(42,100)	(159,442)	7.1
Keikyu Corp.	(24,300)	(317,271)	14.2
Kenedix Office Investment Corp.	(15)	(81,625)	3.6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Japan (continued)
Kintetsu Group Holdings Co. Ltd.	(5,700)	$(222,084)	9.9%
Koei Tecmo Holdings Co. Ltd.	(36,400)	(1,401,342)	62.6
Kyoritsu Maintenance Co. Ltd.	(2,500)	(69,292)	3.1
Mitsubishi Logistics Corp.	(4,700)	(126,940)	5.7
Mitsui OSK Lines Ltd.	(35,600)	(585,923)	26.2
Morinaga Milk Industry Co. Ltd.	(4,200)	(196,053)	8.8
NEC Networks & System Integration Corp.	(11,200)	(237,932)	10.6
Nipro Corp.	(5,000)	(53,536)	2.4
Open House Co. Ltd.	(5,100)	(143,941)	6.4
Orix JREIT, Inc.	(127)	(163,840)	7.3
SG Holdings Co. Ltd.	(1,700)	(62,388)	2.8
Shiga Bank Ltd.	(23,900)	(521,941)	23.3
Sony Financial Holdings, Inc.	(13,800)	(340,353)	15.2
Sumitomo Electric Industries Ltd.	(62,200)	(694,937)	31.1
Sumitomo Metal Mining Co. Ltd.	(19,400)	(583,155)	26.1
Sumitomo Realty & Development Co. Ltd.	(6,600)	(168,313)	7.5
Toho Gas Co. Ltd.	(7,100)	(309,838)	13.8
Tokuyama Corp.	(6,700)	(156,927)	7.0
Tokyo Century Corp.	(3,200)	(179,984)	8.0
Toyo Suisan Kaisha Ltd.	(5,400)	(328,294)	14.7
Toyobo Co. Ltd.	(5,400)	(75,038)	3.4
Ushio, Inc.	(62,300)	(732,593)	32.7

		(11,226,611)

New Zealand
Fletcher Building Ltd.	(108,586)	(244,086)	10.9
Ryman Healthcare Ltd.	(29,909)	(265,471)	11.9

		(509,557)

Norway
Mowi ASA	(149,851)	(2,721,464)	121.6

Portugal
Galp Energia SGPS SA	(84,930)	(889,285)	39.7
Jeronimo Martins SGPS SA	(106,958)	(1,793,286)	80.2

		(2,682,571)

Russia
Evraz PLC	(46,287)	(171,399)	7.7

Singapore
CapitaLand Commercial Trust	(405,900)	(478,643)	21.4
Genting Singapore Ltd.	(277,900)	(149,081)	6.7
UOL Group Ltd.	(46,300)	(224,272)	10.0

		(851,996)

Spain
Aena SME SA	(20,819)	(2,714,489)	121.3
Amadeus IT Group SA	(9,719)	(485,321)	21.7
Banco Santander SA	(1,410,329)	(3,024,411)	135.2

		(6,224,221)

Sweden
Electrolux Professional AB	(2,137)	(8,437)	0.4
Getinge AB	(75,592)	(1,825,894)	81.6
Swedish Match AB	(10,018)	(771,874)	34.5
Volvo AB	(91,740)	(1,585,430)	70.8

		(4,191,635)

Switzerland
LafargeHolcim Ltd.	(14,879)	(703,932)	31.4
Partners Group Holding AG	(1,125)	(1,089,795)	48.7

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Straumann Holding AG	(1,253)	$(1,241,223)	55.5%
Sunrise Communications Group AG	(1,175)	(109,594)	4.9

		(3,144,544)

United Kingdom
B&M European Value Retail SA	(3,135)	(18,848)	0.8
Dechra Pharmaceuticals PLC	(44,787)	(1,666,672)	74.5
InterContinental Hotels Group PLC	(31,246)	(1,439,226)	64.3
Intermediate Capital Group PLC	(11,420)	(199,896)	8.9
KAZ Minerals PLC	(39,771)	(277,298)	12.4
Moneysupermarket.com Group PLC	(19,777)	(75,766)	3.4
Next PLC	(5,921)	(417,916)	18.7
Pennon Group PLC	(9,541)	(131,837)	5.9
Royal Mail PLC	(29,135)	(60,926)	2.7
Severn Trent PLC	(526)	(16,762)	0.8
SSP Group PLC	(55,629)	(149,355)	6.7
Trainline PLC	(53,821)	(289,478)	12.9
Victrex PLC	(10,262)	(250,398)	11.2

		(4,994,378)

United States
10X Genomics, Inc., Class A	(1,484)	(145,981)	6.5
Adobe, Inc.	(1,691)	(751,345)	33.6
AES Corp.	(121,131)	(1,844,825)	82.4
Ally Financial, Inc.	(54,796)	(1,101,400)	49.2
American Campus Communities, Inc.	(7,996)	(284,977)	12.7
AutoNation, Inc.	(5,219)	(267,943)	12.0
Avnet, Inc.	(12,690)	(339,077)	15.2
Berkshire Hathaway, Inc., Class B	(11,407)	(2,233,262)	99.8
Best Buy Co., Inc.	(15,549)	(1,548,525)	69.2
Boston Properties, Inc.	(3,734)	(332,662)	14.9
Brooks Automation, Inc.	(12,884)	(701,534)	31.4
BWX Technologies, Inc.	(1,196)	(65,206)	2.9
Cabot Microelectronics Corp.	(6,729)	(1,014,195)	45.3
Casey’s General Stores, Inc.	(537)	(85,485)	3.8
CH Robinson Worldwide, Inc.	(1,914)	(179,380)	8.0
Chevron Corp.	(5,258)	(441,357)	19.7
Churchill Downs, Inc.	(5,891)	(816,021)	36.5
Cintas Corp.	(3,361)	(1,014,585)	45.3
Citrix Systems, Inc.	(5,019)	(716,512)	32.0
Cloudera, Inc.	(1,982)	(22,337)	1.0
Cogent Communications Holdings, Inc.	(847)	(76,323)	3.4
CoreSite Realty Corp.	(301)	(38,844)	1.7
Coupa Software, Inc.	(10,904)	(3,341,531)	149.3
Diamondback Energy, Inc.	(959)	(38,226)	1.7
DocuSign, Inc.	(2,529)	(548,363)	24.5
Dominion Energy, Inc.	(12,219)	(990,106)	44.3
Donaldson Co., Inc.	(647)	(31,276)	1.4
Dow, Inc.	(77,756)	(3,192,661)	142.7
Duke Realty Corp.	(16,206)	(651,319)	29.1
EastGroup Properties, Inc.	(2,453)	(325,415)	14.5
Eastman Chemical Co.	(18,976)	(1,416,179)	63.3
EQT Corp.	(32,385)	(470,230)	21.0
Equitable Holdings, Inc.	(46,291)	(947,114)	42.3
Exponent, Inc.	(529)	(44,468)	2.0
Fastly, Inc., Class A	(12,758)	(1,231,019)	55.0
First Industrial Realty Trust, Inc.	(6,502)	(285,568)	12.8
First Republic Bank	(3,268)	(367,585)	16.4
Fox Factory Holding Corp.	(4,075)	(362,675)	16.2
GCI Liberty, Inc., Class A	(12,115)	(949,695)	42.4
Globe Life, Inc.	(2,898)	(230,681)	10.3
Grocery Outlet Holding Corp.	(311)	(13,681)	0.6

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
H&R Block, Inc.	(21,626)	$(313,577)	14.0%
Healthcare Realty Trust, Inc.	(5,020)	(147,086)	6.6
Host Hotels & Resorts, Inc.	(6,771)	(72,991)	3.3
Houlihan Lokey, Inc.	(1,687)	(92,448)	4.1
Howmet Aerospace, Inc.	(48,642)	(718,929)	32.1
Ingredion, Inc.	(6,515)	(563,548)	25.2
iRhythm Technologies, Inc.	(179)	(22,282)	1.0
Iridium Communications, Inc.	(9,231)	(252,837)	11.3
Juniper Networks, Inc.	(12,474)	(316,590)	14.2
KBR, Inc.	(4,066)	(90,428)	4.0
Kemper Corp.	(5,478)	(430,133)	19.2
Kraft Heinz Co.	(41,684)	(1,433,096)	64.0
Lam Research Corp.	(6,111)	(2,304,825)	103.0
Lattice Semiconductor Corp.	(113,939)	(3,542,364)	158.3
Lear Corp.	(279)	(30,796)	1.4
Liberty Media Corp-Liberty Formula One, Class C	(41,910)	(1,485,290)	66.4
Live Nation Entertainment, Inc.	(25,723)	(1,204,094)	53.8
Livongo Health, Inc.	(6,958)	(885,405)	39.6
Lumentum Holdings, Inc.	(2,282)	(211,838)	9.5
Lyft, Inc.	(33,352)	(974,879)	43.6
Marriott Vacations Worldwide Corp.	(17,906)	(1,515,922)	67.8
Medical Properties Trust, Inc.	(20,549)	(413,651)	18.5
Medpace Holdings, Inc.	(20,225)	(2,413,854)	107.9
Mettler-Toledo International, Inc.	(28)	(26,180)	1.2
National Retail Properties, Inc.	(13,252)	(469,783)	21.0
Nikola Corp.	(13,762)	(412,860)	18.5
Nordson Corp.	(1,410)	(273,018)	12.2
OGE Energy Corp.	(2,467)	(81,164)	3.6
Old Republic International Corp.	(4,036)	(64,859)	2.9
Ollie’s Bargain Outlet Holdings, Inc.	(24,271)	(2,550,882)	114.0
Omega Healthcare Investors, Inc.	(9,353)	(302,850)	13.5
Packaging Corp. of America	(21,971)	(2,111,853)	94.4
Parsley Energy, Inc., Class A	(36,241)	(397,926)	17.8
Perspecta, Inc.	(12,176)	(260,566)	11.6
Philip Morris International, Inc.	(32,434)	(2,491,256)	111.3
Pioneer Natural Resources Co.	(5,104)	(494,680)	22.1
Prosperity Bancshares, Inc.	(592)	(32,892)	1.5
Quanta Services, Inc.	(32,324)	(1,291,990)	57.7
Realty Income Corp.	(8,306)	(498,775)	22.3
Reata Pharmaceuticals, Inc., Class A	(3,939)	(581,790)	26.0
Regal Beloit Corp.	(774)	(71,185)	3.2
Regency Centers Corp.	(6,248)	(256,355)	11.5
RH	(2,345)	(674,023)	30.1
Royal Caribbean Cruises Ltd.	(86,297)	(4,203,527)	187.9
Santander Consumer USA Holdings, Inc.	(20,310)	(372,892)	16.7
Service Corp. International	(1,970)	(85,419)	3.8
SiteOne Landscape Supply, Inc.	(1,509)	(193,197)	8.6
SL Green Realty Corp.	(1,303)	(60,590)	2.7
Snap-on, Inc.	(150)	(21,881)	1.0
Spirit Realty Capital, Inc.	(3,603)	(124,159)	5.5
STAG Industrial, Inc.	(1,075)	(35,045)	1.6
Stanley Black & Decker, Inc.	(879)	(134,768)	6.0
State Street Corp.	(5,031)	(320,927)	14.3
Strategic Education, Inc.	(4,168)	(526,043)	23.5
Switch, Inc., Class A	(3,968)	(71,384)	3.2
Synchrony Financial	(4,924)	(108,968)	4.9
T Mobile US, Inc.	(5,343)	(647)	0.0
Tapestry, Inc.	(19,852)	(265,223)	11.9
Target Corp.	(938)	(116,856)	5.2
Taubman Centers, Inc.	(29,454)	(1,140,459)	51.0
Tetra Tech, Inc.	(11,259)	(998,110)	44.6

Security	Shares	Value	% of Basket Value

United States (continued)
Trade Desk, Inc., Class A	(2,115)	$(954,542)	42.7%
Tradeweb Markets, Inc., Class A	(12,992)	(702,477)	31.4
TriNet Group, Inc.	(1,503)	(99,198)	4.4
United Parcel Service, Inc., Class B	(9,476)	(1,352,794)	60.5
US Bancorp	(23,509)	(866,072)	38.7
Valley National Bancorp	(32,058)	(239,473)	10.7
VEREIT, Inc.	(31,501)	(205,072)	9.2
Walgreens Boots Alliance, Inc.	(6,001)	(244,301)	10.9
WEC Energy Group, Inc.	(10,517)	(1,001,849)	44.8
Welltower, Inc.	(5,508)	(295,008)	13.2
Westlake Chemical Corp.	(19,380)	(1,056,210)	47.2
WEX, Inc.	(5,437)	(861,058)	38.5
Whirlpool Corp.	(1,236)	(201,616)	9.0
Wingstop, Inc.	(8,967)	(1,401,094)	62.6
WP Carey, Inc.	(8,503)	(606,859)	27.1
Wyndham Hotels & Resorts, Inc.	(5,466)	(241,379)	10.8
Xilinx, Inc.	(10,521)	(1,129,429)	50.5
Zscaler, Inc.	(4,799)	(623,150)	27.9

		(83,102,994)

Total Reference Entity — Short		(168,764,877)

Net Value of Reference Entity — Bank of America N.A.		$(2,237,548)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of period end, termination date February 17, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Austria
Verbund AG	263	$13,798	(1.3)%

Denmark
Bavarian Nordic AS	1,199	36,950	(3.4)

France
Eurazeo SE	546	28,479	(2.6)
JCDecaux SA	1,044	17,660	(1.6)
Natixis SA	6,814	16,667	(1.5)

		62,806

Germany
Aurubis AG	217	14,472	(1.3)
Brenntag AG	967	59,369	(5.5)
HelloFresh SE	962	52,376	(4.8)
LEG Immobilien AG	408	56,890	(5.2)
Solarworld AG	10	1	(0.0)
Wacker Chemie AG	721	65,006	(6.0)

		248,114

Norway
Adevinta ASA	1,991	32,112	(2.9)
Tomra Systems ASA	522	21,409	(2.0)

		53,521

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Switzerland
Clariant AG	2,542	$47,807	(4.4)%
STMicroelectronics NV	2,210	62,095	(5.7)

		109,902

United Kingdom
Abcam PLC	1,404	23,616	(2.2)
AVEVA Group PLC	462	25,073	(2.3)
Babcock International Group PLC	2,634	9,923	(0.9)
Beazley PLC	10,520	57,479	(5.3)
Dunelm Group PLC	2,354	37,772	(3.4)
Games Workshop Group PLC	482	55,396	(5.1)
Johnson Matthey PLC	2,718	79,661	(7.3)
Meggitt PLC	29,577	103,340	(9.5)
Melrose Industries PLC	94,860	105,869	(9.7)
Pearson PLC	5,844	40,155	(3.7)
Taylor Wimpey PLC	52,849	81,521	(7.5)

		619,805

Total Reference Entity — Long		1,144,896

Reference Entity — Short

Common Stocks

Denmark
AP Moller - Maersk A/S	(133)	(157,903)	14.5
ISS A/S	(2,668)	(41,014)	3.8
Jyske Bank A/S	(2,921)	(93,141)	8.5

		(292,058)

France
Edenred	(398)	(19,742)	1.8
Remy Cointreau SA	(1,298)	(208,171)	19.1

		(227,913)

Germany
CTS Eventim AG & Co. KGaA	(1,262)	(50,096)	4.6
Nemetschek SE	(218)	(16,024)	1.5
Rational AG	(500)	(296,977)	27.2

		(363,097)

Italy
Eni SpA	(4,325)	(38,526)	3.5

Russia
Evraz PLC	(18,974)	(70,260)	6.5

Spain
ACS Actividades de Construccion y Servicios SA	(548)	(12,712)	1.2
Banco Santander SA	(11,016)	(23,623)	2.2
Bankinter SA	(32,301)	(167,939)	15.4

		(204,274)

Sweden
Swedish Match AB	(1,201)	(92,536)	8.5

Switzerland
EMS-Chemie Holding AG	(122)	(105,356)	9.7
Flughafen Zurich AG	(317)	(39,861)	3.7
Partners Group Holding AG	(49)	(47,467)	4.3
Straumann Holding AG	(130)	(128,778)	11.8
Sunrise Communications Group AG	(1,352)	(126,103)	11.6
Zurich Insurance Group AG	(87)	(31,982)	2.9

		(479,547)

United Kingdom
InterContinental Hotels Group PLC	(363)	(16,720)	1.5

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Intermediate Capital Group PLC	(3,913)	$(68,493)	6.3%
Next PLC	(1,309)	(92,392)	8.5
Pennon Group PLC	(6,776)	(93,631)	8.6
Severn Trent PLC	(2,947)	(93,913)	8.6
Trainline PLC	(11,178)	(60,121)	5.5
Victrex PLC	(1,680)	(40,993)	3.8

		(466,263)

Total Reference Entity — Short		(2,234,474)

Net Value of Reference Entity — Deutsche Bank A.G.		$(1,089,578)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates May 14, 2021 to February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Blackmores Ltd.	3,473	$174,457	(2.6)%
Integrated Research Ltd.	16,533	48,008	(0.7)
Lifestyle Communities Ltd.	38,593	238,210	(3.6)
Megaport Ltd.	9,673	90,429	(1.4)
Monadelphous Group Ltd.	25,876	163,350	(2.4)
Nanosonics Ltd.	11,407	50,439	(0.8)
Pro Medicus Ltd.	7,875	134,597	(2.0)
Steadfast Group Ltd.	154,184	369,864	(5.6)
Tassal Group Ltd.	113,994	293,035	(4.4)

		1,562,389

Austria
CA Immobilien Anlagen AG	2,494	78,169	(1.2)
Porr Ag	3,123	50,811	(0.8)

		128,980

Belgium
Akka Technologies	2,856	59,463	(0.9)
Befimmo SA	774	35,110	(0.5)

		94,573

Bermuda
Assured Guaranty Ltd.	8,205	179,115	(2.7)

Canada
Aecon Group Inc.	7,096	74,486	(1.1)
Alaris Royalty Corp.	35,174	348,733	(5.2)
Altius Minerals Corp.	24,097	184,400	(2.8)
Artis Real Estate Investment Trust	11,114	65,301	(1.0)
ATS Automation Tooling Systems Inc.	6,934	89,765	(1.3)
Computer Modelling Group Ltd.	15,014	55,485	(0.8)
Corus Entertainment Inc.	24,674	44,210	(0.7)
Dream Office Real Estate Investment Trust	4,773	70,163	(1.1)
Freehold Royalties Ltd.	16,736	44,731	(0.7)
Hudbay Minerals Inc.	21,030	66,099	(1.0)
Killam Apartment Real Estate Investment Trust	14,179	184,191	(2.8)
Kirkland Lake Gold Ltd.	1,049	57,288	(0.9)
Laurentian Bank of Canada	8,370	165,907	(2.5)
Morguard North American Residential Real Estate Investment Trust	12,782	148,771	(2.2)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Canada (continued)
Morguard Real Estate Investment Trust	5,241	$19,212	(0.3)%
NorthWest Healthcare Properties Real Estate
Investment Trust	29,733	249,727	(3.7)
PrairieSky Royalty Ltd.	3,113	19,546	(0.3)
Sandstorm Gold Ltd.	22,755	219,149	(3.3)
Savaria Corp.	4,546	45,920	(0.7)
Seabridge Gold Inc.	14,868	289,379	(4.3)
Seven Generations Energy Ltd.	31,875	87,335	(1.3)
Timbercreek Financial Corp.	7,357	46,302	(0.7)
Vermilion Energy Inc.	44,567	181,668	(2.7)

		2,757,768

Denmark
Chemometec AS	1,078	61,632	(0.9)

Finland
Aktia Bank OYJ	20,083	205,335	(3.1)
Cargotec Oyj	8,852	263,954	(4.0)
Kemira OYJ	4,739	62,767	(0.9)
Rovio Entertainment Oyj	4,064	27,220	(0.4)
Tokmanni Group Corp.	1,123	21,069	(0.3)

		580,345

France
ALD SA	73	730	(0.0)
Cie des Alpes	3,124	55,063	(0.8)
Europcar Groupe SA	16,115	25,035	(0.4)
GL Events	1,818	23,541	(0.3)
Innate Pharma SA	5,079	30,964	(0.5)
Neopost SA	10,706	158,283	(2.4)

		293,616

Germany
ADVA Optical Networking SE	6,362	53,026	(0.8)
Capital Stage AG	7,757	121,998	(1.8)
Cewe Stiftung & Co. KGAA	2,808	315,910	(4.7)
Deutsche Beteiligungs AG	4,397	163,930	(2.5)
Deutsche EuroShop AG	22,155	328,438	(4.9)
Deutsche Pfandbriefbank AG	73,841	467,785	(7.0)
Draegerwerk AG & Co. KGaA	839	79,086	(1.2)
Hypoport AG	723	339,194	(5.1)
Indus Holding AG	878	29,941	(0.5)
MLP AG	37,081	227,621	(3.4)
Salzgitter AG	20,585	279,479	(4.2)
STRATEC Biomedical AG	150	17,584	(0.3)

		2,423,992

Gibraltar
888 Holdings PLC	111,690	268,303	(4.0)

Hong Kong
Ausnutria Dairy Corp. Ltd.	68,000	113,947	(1.7)

Israel
Alony Hetz Properties & Investments Ltd.	35,272	384,732	(5.8)
FIBI Holdings Ltd.	1,260	31,543	(0.4)
Property & Building Corp. Ltd.	238	18,329	(0.3)

		434,604

Italy
Banca Farmafactoring SpA	32,380	183,829	(2.7)
Credito Emiliano SpA	13,976	71,514	(1.1)

Security	Shares	Value	% of Basket Value

Italy (continued)
Maire Tecnimont SpA	54,825	$98,323	(1.5)%
Reply SpA	818	75,265	(1.1)
Sesa SpA	3,036	231,225	(3.5)

		660,156

Japan
ADEKA Corp.	13,400	177,977	(2.7)
Aisan Industry Co. Ltd.	7,400	30,816	(0.5)
Akita Bank Ltd.	3,700	49,152	(0.7)
Belluna Co. Ltd.	29,500	210,931	(3.2)
Bunka Shutter Co. Ltd.	26,200	172,240	(2.6)
Canon Electronics Inc.	16,100	223,244	(3.4)
Chiyoda Integre Co. Ltd.	2,300	36,924	(0.6)
Chugoku Marine Paints Ltd.	5,000	47,301	(0.7)
CMIC Holdings Co. Ltd.	1,300	14,982	(0.2)
CONEXIO Corp.	1,100	13,356	(0.2)
Cosel Co. Ltd.	1,900	14,687	(0.2)
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	16,978	(0.3)
Daio Paper Corp.	23,500	319,138	(4.8)
Digital Garage Inc.	600	20,083	(0.3)
Doshisha Co. Ltd.	12,300	194,555	(2.9)
Eagle Industry Co. Ltd.	12,800	76,048	(1.1)
EDION Corp.	46,900	451,889	(6.8)
EPS Holdings Inc.	12,100	104,123	(1.6)
Fujicco Co. Ltd.	5,000	95,826	(1.4)
FULLCAST Holdings Co. Ltd.	6,700	77,265	(1.2)
Furukawa Co. Ltd.	14,200	137,358	(2.1)
Futaba Corp.	6,300	49,703	(0.7)
Gecoss Corp.	5,800	48,437	(0.7)
Giken Ltd.	700	25,534	(0.4)
Goldcrest Co. Ltd.	10,400	128,641	(1.9)
Gree Inc.	600	2,473	(0.0)
G-Tekt Corp.	3,700	30,703	(0.5)
Hazama Ando Corp.	32,300	172,680	(2.6)
Hiday Hidaka Corp.	5,300	73,696	(1.1)
Hokuetsu Kishu Paper Co. Ltd.	99,800	334,167	(5.0)
House Foods Group Inc.	1,000	30,561	(0.5)
Itochu Enex Co. Ltd.	12,200	95,822	(1.4)
JAC Recruitment Co. Ltd.	16,000	147,491	(2.2)
Jaccs Co. Ltd.	16,400	250,411	(3.8)
Japan Elevator Service Holdings Co. Ltd.	3,800	126,209	(1.9)
Japan Excellent, Inc.	25	26,413	(0.4)
JINS Inc.	600	40,729	(0.6)
JSP Corp.	13,300	172,604	(2.6)
Kaneka Corp.	11,100	262,304	(3.9)
Kissei Pharmaceutical Co. Ltd.	8,300	173,509	(2.6)
Kitanotatsujin Corp.	25,800	114,650	(1.7)
Konoike Transport Co. Ltd.	20,000	192,311	(2.9)
Kureha Corp.	700	28,879	(0.4)
Lifull Co. Ltd.	18,800	72,176	(1.1)
M&A Capital Partners Co. Ltd.	1,400	51,017	(0.8)
Mars Engineering Corp.	1,900	26,791	(0.4)
Maruha Nichiro Corp.	6,700	128,754	(1.9)
Marvelous Inc.	16,200	99,535	(1.5)
Matsuda Sangyo Co. Ltd.	1,500	23,142	(0.3)
MCUBS MidCity Investment Corp.	282	183,749	(2.8)
Miroku Jyoho Service Co. Ltd.	5,900	118,732	(1.8)
Mitsubishi Pencil Co. Ltd.	700	7,546	(0.1)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Japan (continued)
MOS Food Services Inc.	6,000	$154,232	(2.3)%
Musashino Bank Ltd.	2,100	28,396	(0.4)
Nagase & Co. Ltd.	4,600	53,025	(0.8)
Nanto Bank Ltd.	2,600	46,956	(0.7)
NEC Capital Solutions Ltd.	2,700	45,077	(0.7)
Nihon Trim Co. Ltd.	4,400	119,389	(1.8)
Nikkon Holdings Co. Ltd.	14,100	256,957	(3.9)
Nippon Kayaku Co. Ltd.	4,400	43,163	(0.7)
Nippon Paper Industries Co. Ltd.	15,700	197,715	(3.0)
Nippon Seiki Co. Ltd.	1,800	20,220	(0.3)
Nippon Sheet Glass Co. Ltd.	5,500	17,992	(0.3)
Nippon Steel & Sumikin Bussan Corp.	3,400	101,375	(1.5)
Nippon Suisan Kaisha Ltd.	71,900	301,644	(4.5)
Nippon Valqua Industries Ltd.	1,200	20,610	(0.3)
Nishio Rent All Co. Ltd.	13,400	255,174	(3.8)
Nomura Co. Ltd.	18,400	117,599	(1.8)
Noritake Co. Ltd/Nagoya Japan	1,600	48,114	(0.7)
Noritz Corp.	3,300	40,113	(0.6)
NS United Kaiun Kaisha Ltd.	2,000	27,264	(0.4)
Oiles Corp.	700	8,964	(0.1)
Oisix ra daichi Inc.	5,800	117,354	(1.8)
Okabe Co. Ltd.	19,800	132,654	(2.0)
Okamura Corp.	15,100	98,193	(1.5)
Okumura Corp.	100	2,372	(0.0)
Open Door Inc.	14,500	131,352	(2.0)
Optorun Co. Ltd.	8,400	186,532	(2.8)
Press Kogyo Co. Ltd.	21,400	55,430	(0.8)
Qol Co. Ltd.	2,100	20,489	(0.3)
Rakus Co. Ltd.	2,200	50,796	(0.8)
Raysum Co. Ltd.	6,500	53,048	(0.8)
Relo Group Inc.	6,500	112,969	(1.7)
RENOVA Inc.	9,800	98,643	(1.5)
Ricoh Leasing Co. Ltd.	2,200	55,662	(0.8)
Riken Corp.	800	19,588	(0.3)
Rock Field Co. Ltd.	20,000	231,121	(3.5)
Round One Corp.	15,700	93,443	(1.4)
Ryobi Ltd.	2,700	25,783	(0.4)
Sangetsu Corp.	14,700	201,071	(3.0)
Sanki Engineering Co. Ltd.	12,500	137,324	(2.1)
Sansan Inc.	1,800	88,406	(1.3)
SEC Carbon Ltd.	1,400	78,326	(1.2)
Sekisui Plastics Co. Ltd.	24,400	118,199	(1.8)
Senko Group Holdings Co. Ltd.	50,900	380,607	(5.7)
SFP Holdings Co. Ltd.	2,500	28,665	(0.4)
Shoei Co. Ltd.	1,200	31,974	(0.5)
Sinko Industries Ltd.	9,900	130,977	(2.0)
Sintokogio Ltd.	1,400	9,263	(0.1)
SKY Perfect JSAT Holdings Inc.	40,500	149,034	(2.2)
Sourcenext Corp.	40,100	91,777	(1.4)
St Marc Holdings Co. Ltd.	11,500	158,841	(2.4)
Strike Co. Ltd.	900	39,522	(0.6)
Sumitomo Mitsui Construction Co. Ltd.	20,000	77,678	(1.2)
Sumitomo Riko Co. Ltd.	14,600	68,324	(1.0)
Takamatsu Construction Group Co. Ltd.	10,900	221,470	(3.3)
Takasago International Corp.	1,200	22,980	(0.3)
Takasago Thermal Engineering Co. Ltd.	21,400	284,270	(4.3)
Tanseisha Co. Ltd.	16,900	93,902	(1.4)
Tenma Corp.	800	11,609	(0.2)
Toho Holdings Co. Ltd.	1,500	25,686	(0.4)
Tokyo Seimitsu Co. Ltd.	700	22,369	(0.3)
Tokyu Construction Co. Ltd.	8,200	38,131	(0.6)

Security	Shares	Value	% of Basket Value

Japan (continued)
Topre Corp.	3,600	$34,681	(0.5)%
Topy Industries Ltd.	5,700	58,746	(0.9)
TPR Co. Ltd.	9,900	120,323	(1.8)
TSI Holdings Co. Ltd.	25,100	70,657	(1.1)
V Technology Co. Ltd.	3,400	109,109	(1.6)
Vector Inc.	8,700	60,114	(0.9)
YAMABIKO Corp.	3,800	30,984	(0.5)
YAMADA Consulting Group Co. Ltd.	4,400	46,819	(0.7)
YA-MAN Ltd.	24,400	220,824	(3.3)
Yamazen Corp.	4,600	41,469	(0.6)
Yodogawa Steel Works Ltd.	5,700	94,134	(1.4)
Yokohama Reito Co. Ltd.	10,300	81,978	(1.2)
Yondoshi Holdings Inc.	6,400	106,876	(1.6)
Yumeshin Holdings Co. Ltd.	16,300	81,950	(1.2)
Yurtec Corp.	4,800	27,572	(0.4)
Yushin Precision Equipment Co. Ltd.	1,100	6,674	(0.1)
Zojirushi Corp.	1,900	25,611	(0.4)

		12,842,576

Malta
Kambi Group PLC	8,262	200,857	(3.0)
Kindred Group PLC	19,811	139,506	(2.1)

		340,363

Netherlands
Corbion NV	1,455	55,850	(0.8)
Fugro NV	19,184	77,259	(1.2)

		133,109

Norway
Elkem ASA	2,121	4,064	(0.1)
Entra ASA	31,257	441,252	(6.6)
Grieg Seafood ASA	7,726	78,188	(1.2)
Norway Royal Salmon ASA	1,352	33,579	(0.5)
Ocean Yield ASA	4,476	10,967	(0.2)
SpareBank 1 SR-Bank ASA	13,102	103,912	(1.5)

		671,962

Spain
Ebro Foods SA	19,697	440,840	(6.6)
Ence Energia y Celulosa SA	6,224	18,764	(0.3)
Gestamp Automocion SA	32,650	78,458	(1.2)

		538,062

Sweden
Atrium Ljungberg AB	12,650	195,701	(2.9)
Bufab AB	1,686	21,921	(0.3)
HMS Networks AB	288	6,450	(0.1)
LeoVegas AB	68,152	316,878	(4.8)
MIPS AB	4,565	192,904	(2.9)
Paradox Interactive AB	10,675	267,612	(4.0)
Tobii AB	5,942	24,146	(0.4)

		1,025,612

Switzerland
Burkhalter Holding AG	684	44,429	(0.7)
Intershop Holding AG	34	20,793	(0.3)
Sensirion Holding AG	2,071	100,191	(1.5)
St Galler Kantonalbank AG	43	19,445	(0.3)
Stadler Rail AG	286	11,392	(0.2)
Ypsomed Holding AG	54	7,927	(0.1)

		204,177

United Kingdom
AG Barr PLC	7,857	44,142	(0.7)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
AJ Bell PLC	63,598	$357,596	(5.4)%
Anglo Pacific Group PLC	37,061	57,670	(0.9)
Ascential PLC	49,546	174,135	(2.6)
Big Yellow Group PLC	14,338	191,168	(2.9)
Central Asia Metals PLC	24,730	53,846	(0.8)
Craneware PLC	5,107	109,635	(1.6)
Drax Group PLC	30,820	112,161	(1.7)
Hotel Chocolat Group Ltd.	5,916	22,768	(0.3)
Morgan Sindall Group PLC	8,314	113,022	(1.7)
Oxford Biomedica PLC	2,134	22,817	(0.3)
Quotient Ltd.	8,632	67,675	(1.0)
Watkin Jones PLC	29,156	52,744	(0.8)

		1,379,379

United States
2U, Inc.	2,820	132,808	(2.0)
8x8, Inc.	4,019	63,902	(1.0)
ACCO Brands Corp.	13,568	88,463	(1.3)
Altair Engineering, Inc.	5,483	220,965	(3.3)
Ambarella, Inc.	3,534	160,020	(2.4)
American Eagle Outfitters, Inc.	4,241	42,410	(0.6)
American Software, Inc., Class A	2,470	40,681	(0.6)
American Woodmark Corp.	234	18,865	(0.3)
America’s Car-Mart, Inc.	272	25,884	(0.4)
Amyris, Inc.	5,009	21,439	(0.3)
Apogee Enterprises, Inc.	1,729	37,329	(0.6)
Atkore International Group, Inc.	4,730	126,149	(1.9)
Atreca, Inc.	1,729	22,391	(0.3)
Atrion Corp.	71	44,027	(0.7)
Axogen, Inc.	1,508	17,146	(0.3)
Badger Meter, Inc.	700	43,820	(0.7)
Bandwidth, Inc., Class A	303	43,868	(0.7)
Bank of Hawaii Corp.	4,310	244,075	(3.7)
Berkshire Hills Bancorp, Inc.	3,281	32,679	(0.5)
Bloom Energy Corp., Class A	2,524	30,692	(0.5)
Bloomin’ Brands, Inc.	2,308	26,588	(0.4)
Blucora, Inc.	7,662	90,335	(1.4)
Box, Inc., Class A	8,186	146,939	(2.2)
Boyd Gaming Corp.	1,141	27,007	(0.4)
Brady Corp., Class A	3,576	164,389	(2.5)
Brigham Minerals, Inc., Class A	1,447	16,033	(0.2)
BrightView Holdings, Inc.	2,113	25,610	(0.4)
Buckle, Inc.	4,233	67,855	(1.0)
Burford Capital Ltd.	3,970	27,845	(0.4)
Capitol Federal Financial, Inc.	13,345	128,779	(1.9)
CBTX, Inc.	700	11,053	(0.2)
Central Garden & Pet Co.	9,826	372,012	(5.6)
Central Garden & Pet Co.	6,845	237,179	(3.6)
Century Communities, Inc.	1,283	45,700	(0.7)
Cheesecake Factory, Inc.	38,572	925,728	(13.9)
CIT Group, Inc.	14,610	277,152	(4.2)
Cohen & Steers, Inc.	1,308	78,715	(1.2)
Colony Capital, Inc.	97,954	188,072	(2.8)
Crinetics Pharmaceuticals, Inc.	3,229	44,819	(0.7)
Cushman & Wakefield PLC	1,714	18,340	(0.3)
Dana, Inc.	3,428	39,182	(0.6)
Denny’s Corp.	13,608	120,907	(1.8)
Dine Brands Global, Inc.	3,138	142,559	(2.1)
Domo, Inc., Class B	542	17,442	(0.3)
Dynavax Technologies Corp.	1,696	13,755	(0.2)
Eagle Pharmaceuticals, Inc.	1,139	52,838	(0.8)

Security	Shares	Value	% of Basket Value

United States (continued)
eHealth, Inc.	2,472	$170,914	(2.6)%
elf Beauty, Inc.	1,141	20,378	(0.3)
ESCO Technologies, Inc.	1,300	111,722	(1.7)
Everi Holdings, Inc.	35,208	199,981	(3.0)
Extended Stay America, Inc.	20,565	234,647	(3.5)
Extreme Networks, Inc.	4,454	20,266	(0.3)
FB Financial Corp.	2,063	52,421	(0.8)
Federal Agricultural Mortgage Corp., Class C	2,130	126,756	(1.9)
Financial Institutions, Inc.	2,309	34,104	(0.5)
First Mid Bancshares, Inc.	4,024	98,226	(1.5)
Flushing Financial Corp.	9,145	101,327	(1.5)
Forward Air Corp.	426	22,148	(0.3)
Franklin Electric Co., Inc.	1,084	58,590	(0.9)
FRP Holdings, Inc.	2,628	102,807	(1.5)
Fulton Financial Corp.	51,323	497,833	(7.5)
GATX Corp.	305	18,602	(0.3)
Global Medical REIT, Inc.	21,906	260,462	(3.9)
Glu Mobile, Inc.	30,499	287,911	(4.3)
Goosehead Insurance, Inc., Class A	1,158	119,656	(1.8)
Green Brick Partners, Inc.	3,885	53,613	(0.8)
Hackett Group, Inc.	8,810	121,490	(1.8)
Hancock Whitney Corp.	40,252	767,203	(11.5)
Haverty Furniture Cos., Inc.	14,810	210,598	(3.2)
HB Fuller Co.	371	16,821	(0.3)
HCI Group, Inc.	2,103	93,836	(1.4)
Heartland Express, Inc.	15,540	315,229	(4.7)
Heartland Financial USA, Inc.	2,804	87,597	(1.3)
Heritage Commerce Corp.	7,887	53,474	(0.8)
Herman Miller, Inc.	15,197	356,066	(5.3)
Horizon Bancorp	3,495	35,334	(0.5)
Hostess Brands, Inc.	11,176	141,712	(2.1)
ICF International, Inc.	5,661	382,740	(5.7)
Ichor Holdings Ltd.	5,277	173,191	(2.6)
IDACORP, Inc.	3,189	297,374	(4.5)
Independent Bank Corp.	12,530	174,981	(2.6)
Industrial Logistics Properties Trust	1,078	22,757	(0.3)
Innospec, Inc.	242	18,191	(0.3)
Inogen, Inc.	1,042	31,989	(0.5)
Insight Enterprises, Inc.	12,869	641,391	(9.6)
Inspire Medical Systems, Inc.	596	59,219	(0.9)
iRobot Corp.	6,023	437,812	(6.6)
Johnson Outdoors, Inc.	336	29,420	(0.4)
KAR Auction Services, Inc.	3,387	51,245	(0.8)
Kennedy-Wilson Holdings, Inc.	94,414	1,401,104	(21.0)
Knowles Corp.	4,148	63,298	(0.9)
Korn Ferry	1,043	29,308	(0.4)
Lands’ End, Inc.	5,554	47,875	(0.7)
La-Z-Boy, Inc.	37,175	1,058,001	(15.9)
Liberty Media Corp.-Liberty Braves	1,575	29,783	(0.4)
Limelight Networks, Inc.	17,722	111,117	(1.7)
Magnite, Inc.	5,044	30,289	(0.5)
Malibu Boats, Inc.	5,181	304,539	(4.6)
MarineMax, Inc.	8,468	234,902	(3.5)
MaxLinear, Inc.	2,356	59,725	(0.9)
McGrath RentCorp.	2,422	140,524	(2.1)
Mercantile Bank Corp.	7,392	157,376	(2.4)
MGM Growth Properties LLC, Class A	1,223	33,437	(0.5)
MicroStrategy, Inc., Class A	1,240	153,661	(2.3)
Midland States Bancorp, Inc.	13,641	192,202	(2.9)
Monro, Inc.	1,275	71,783	(1.1)
Moog, Inc., Class A	1,285	69,030	(1.0)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
Morningstar, Inc.	2,768	$465,135	(7.0)%
MRC Global, Inc.	6,910	41,115	(0.6)
MTS Systems Corp.	6,132	113,749	(1.7)
NanoString Technologies, Inc.	164	5,922	(0.1)
National Research Corp.	4,971	284,292	(4.3)
Navient Corp.	25,211	200,680	(3.0)
Neenah, Inc.	2,448	109,205	(1.6)
Northwest Natural Holding Co.	10,925	584,378	(8.8)
Ontrak, Inc.	1,056	40,403	(0.6)
OraSure Technologies, Inc.	10,451	189,686	(2.8)
OrthoPediatrics Corp.	1,026	43,287	(0.6)
Oxford Industries, Inc.	2,609	112,030	(1.7)
Par Pacific Holdings, Inc.	7,415	54,945	(0.8)
PBF Energy, Inc., Class A	10,465	90,836	(1.4)
PetIQ, Inc.	1,635	59,661	(0.9)
PetMed Express, Inc.	2,471	77,095	(1.2)
Ping Identity Holding Corp.	8,326	286,081	(4.3)
Plantronics, Inc.	2,251	44,997	(0.7)
Premier Financial Corp.	8,760	154,877	(2.3)
Progress Software Corp.	11,843	412,847	(6.2)
Provention Bio Inc.	1,360	14,130	(0.2)
QAD, Inc.	2,762	109,127	(1.6)
QCR Holdings, Inc.	4,678	139,779	(2.1)
RadNet, Inc.	1,118	17,765	(0.3)
Raven Industries, Inc.	30,063	649,661	(9.8)
RE/MAX Holdings, Inc., Class A	1,645	53,249	(0.8)
REGENXBIO, Inc.	3,499	115,817	(1.7)
Republic Bancorp, Inc., Class A	4,201	126,954	(1.9)
ScanSource, Inc.	9,226	211,737	(3.2)
Scientific Games Corp., Class A	1,386	24,352	(0.4)
Shake Shack, Inc., Class A	1,988	96,517	(1.4)
Signet Jewelers Ltd.	2,782	29,879	(0.4)
Sonoco Products Co.	6,157	318,563	(4.8)
South Jersey Industries, Inc.	762	17,777	(0.3)
SpartanNash Co.	1,428	30,024	(0.5)
SpringWorks Therapeutics, Inc.	610	26,004	(0.4)
Standard Motor Products, Inc.	3,798	172,733	(2.6)
State Auto Financial Corp.	3,529	54,735	(0.8)
Steelcase, Inc., Class A	10,673	114,521	(1.7)
Sterling Bancorp	16,052	180,585	(2.7)
Sterling Construction Co., Inc.	5,785	59,586	(0.9)
Stitch Fix, Inc., Class A	1,068	23,656	(0.4)
Stoke Therapeutics, Inc.	1,744	43,931	(0.7)
StoneX Group, Inc.	1,139	59,775	(0.9)
Summit Materials, Inc., Class A	6,886	101,362	(1.5)
Sunnova Energy International, Inc.	12,526	313,275	(4.7)
Tactile Systems Technology, Inc.	6,677	273,623	(4.1)
Talos Energy, Inc.	2,685	18,285	(0.3)
TriState Capital Holdings, Inc.	3,950	52,338	(0.8)
Trupanion, Inc.	9,785	494,827	(7.4)
Turning Point Brands, Inc.	1,292	42,481	(0.6)
UMH Properties, Inc.	1,412	17,368	(0.3)
Under Armour, Inc., Class C	10,162	96,437	(1.4)
United Community Banks, Inc.	2,357	42,261	(0.6)
United States Cellular Corp.	1,958	58,094	(0.9)
Univest Financial Corp.	11,569	176,890	(2.7)
Vapotherm, Inc.	625	32,650	(0.5)
Vectrus, Inc.	612	26,922	(0.4)
Viad Corp.	1,803	26,071	(0.4)
ViaSat, Inc.	1,438	54,586	(0.8)
Vicor Corp.	656	53,444	(0.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Virtusa Corp.	127	$5,156	(0.1)%
Vonage Holdings Corp.	10,867	129,861	(1.9)
WesBanco, Inc.	1,065	21,119	(0.3)
White Mountains Insurance Group Ltd.	280	246,436	(3.7)
WW International, Inc.	6,559	169,091	(2.5)
Wyndham Destinations, Inc.	2,233	59,398	(0.9)
Zynex, Inc.	2,438	46,615	(0.7)

		24,685,102

Total Reference Entity — Long		51,379,762

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(4,522)	(61,886)	0.9
Charter Hall Retail REIT	(17,658)	(40,093)	0.6
Collins Foods Ltd.	(28,348)	(191,639)	2.9
Corporate Travel Management Ltd.	(2,808)	(17,567)	0.3
Elders Ltd.	(22,360)	(163,509)	2.4
Kogan.com Ltd.	(9,086)	(108,092)	1.6
McMillan Shakespeare Ltd.	(44,985)	(283,993)	4.3
Select Harvests Ltd.	(11,222)	(47,918)	0.7
Silver Lake Resources Ltd.	(37,377)	(66,900)	1.0
SmartGroup Corp. Ltd.	(28,879)	(124,235)	1.9
Super Retail Group Ltd.	(31,250)	(197,515)	3.0
Tyro Payments Ltd.	(29,347)	(70,976)	1.1
Western Areas Ltd.	(16,702)	(28,650)	0.4

		(1,402,973)

Austria
DO & Co. AG	(505)	(26,040)	0.4
FACC AG	(2,680)	(16,577)	0.2
Kapsch TrafficCom AG	(935)	(16,631)	0.3
Semperit AG Holding	(3,946)	(77,820)	1.2

		(137,068)

Bahamas
OneSpaWorld Holdings Ltd.	(19,592)	(108,931)	1.6

Belgium
AGFA-Gevaert NV	(22,719)	(92,106)	1.4
Cie d’Entreprises CFE	(3,018)	(191,633)	2.9
Exmar NV	(34,473)	(81,090)	1.2
Ion Beam Applications	(4,985)	(42,573)	0.7
Mithra Pharmaceuticals SA	(999)	(20,144)	0.3
Recticel SA	(2,209)	(22,367)	0.3
Retail Estates NV	(332)	(21,217)	0.3

		(471,130)

Bermuda
Enstar Group Ltd.	(946)	(158,881)	2.4
Hafnia Ltd.	(7,144)	(12,574)	0.2
James River Group Holdings Ltd.	(29,719)	(1,376,584)	20.6

		(1,548,039)

Canada
ECN Capital Corp.	(5,125)	(18,060)	0.3
Great Canadian Gaming Corp.	(4,372)	(86,758)	1.3
Ivanhoe Mines Ltd., Class A	(9,860)	(34,745)	0.5
Labrador Iron Ore Royalty Corp.	(9,588)	(183,678)	2.8
Park Lawn Corp.	(3,582)	(66,989)	1.0
Superior Plus Corp.	(14,655)	(127,682)	1.9

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Canada (continued)
Uranium Participation Corp.	(18,922)	$(69,362)	1.0%
Westshore Terminals Investment Corp.	(2,503)	(32,123)	0.5

		(619,397)

Cayman Islands
Global Indemnity Ltd.	(5,679)	(129,765)	2.0

Denmark
D/S Norden A/S	(33,316)	(503,058)	7.6

Finland
Adapteo OYJ	(5,290)	(45,041)	0.7
BasWare OYJ	(7,290)	(299,953)	4.5
Caverion OYJ	(13,352)	(99,461)	1.5
F-Secure OYJ	(38,508)	(134,142)	2.0

		(578,597)

France
Beneteau SA	(10,787)	(77,874)	1.2
Chargeurs SA	(1,138)	(18,997)	0.3
Jacquet Metal Service SA	(1,394)	(17,605)	0.3
Kaufman & Broad SA	(782)	(33,762)	0.5
LISI	(468)	(10,507)	0.1

		(158,745)

Germany
Bertrandt AG	(966)	(35,730)	0.5
CECONOMY AG	(16,511)	(58,843)	0.9
Kloeckner & Co. SE	(11,230)	(70,909)	1.1
Leoni AG	(2,835)	(23,426)	0.3
OHB SE	(773)	(36,857)	0.5
Sixt SE	(1,347)	(67,960)	1.0
Wacker Neuson SE	(17,088)	(303,284)	4.6
Washtec AG	(2,548)	(105,121)	1.6

		(702,130)

Ireland
Origin Enterprises PLC	(5,552)	(20,732)	0.3

Israel
Clal Insurance Enterprises Holdings Ltd.	(2,861)	(24,917)	0.4
Delek Automotive Systems Ltd.	(31,796)	(150,730)	2.3
Delta Galil Industries Ltd.	(3,550)	(36,845)	0.5
Harel Insurance Investments & Financial Services Ltd.	(4,700)	(31,166)	0.5
IDI Insurance Co. Ltd.	(2,686)	(61,287)	0.9
Israel Corp. Ltd.	(1,272)	(108,499)	1.6

		(413,444)

Italy
Credito Valtellinese SpA	(12,331)	(91,327)	1.4
Danieli & C Officine Meccaniche SpA	(10,314)	(83,096)	1.2
Fila SpA	(46,259)	(430,099)	6.5
Italmobiliare SpA	(3,587)	(124,613)	1.9
La Doria SpA	(975)	(12,396)	0.2
Salini Impregilo SpA	(31,135)	(40,199)	0.6
Tod’s SpA	(3,328)	(96,340)	1.4

		(878,070)

Japan
Aeon Hokkaido Corp.	(10,200)	(72,343)	1.1
Aichi Corp.	(2,400)	(17,524)	0.3
Aiful Corp.	(19,100)	(39,126)	0.6
Alpha Systems, Inc.	(1,100)	(41,306)	0.6
Anest Iwata Corp.	(11,100)	(83,613)	1.3

Security	Shares	Value	% of Basket Value

Japan (continued)
Arata Corp.	(4,300)	$(203,949)	3.1%
Arcland Sakamoto Co. Ltd.	(5,900)	(109,346)	1.6
Arcs Co. Ltd.	(800)	(18,561)	0.3
Asahi Co. Ltd.	(5,700)	(87,586)	1.3
Axial Retailing, Inc.	(800)	(33,818)	0.5
Azbil Corp.	(6,200)	(206,682)	3.1
Bank of Okinawa Ltd.	(9,600)	(264,613)	4.0
Bic Camera, Inc.	(10,500)	(105,803)	1.6
Cawachi Ltd.	(11,900)	(357,723)	5.4
Chofu Seisakusho Co. Ltd.	(3,000)	(61,582)	0.9
Chubu Shiryo Co. Ltd.	(5,000)	(77,231)	1.2
Chukyo Bank Ltd.	(5,000)	(89,088)	1.3
Curves Holdings Co. Ltd.	(12,100)	(58,820)	0.9
Daisyo Corp.	(2,200)	(21,315)	0.3
Daiwa Industries Ltd.	(2,200)	(17,231)	0.3
Daiwabo Holdings Co. Ltd.	(11,100)	(806,927)	12.1
Digital Arts, Inc.	(4,800)	(397,966)	6.0
Earth Corp.	(18,000)	(1,236,208)	18.6
Ehime Bank Ltd.	(14,700)	(157,195)	2.4
Eizo Corp.	(1,900)	(70,542)	1.1
Ezaki Glico Co. Ltd.	(10,800)	(500,380)	7.5
Fuji Seal International, Inc.	(20,000)	(355,409)	5.3
Fujibo Holdings, Inc.	(5,200)	(151,679)	2.3
Fujitec Co. Ltd.	(9,100)	(155,943)	2.3
Fujiya Co. Ltd.	(19,400)	(378,333)	5.7
G-7 Holdings, Inc.	(1,900)	(48,156)	0.7
Global One Real Estate Investment Corp.	(111)	(100,287)	1.5
Gunze Ltd.	(3,200)	(116,405)	1.7
Gurunavi, Inc.	(9,200)	(39,579)	0.6
Hodogaya Chemical Co. Ltd.	(3,300)	(141,613)	2.1
Hokuto Corp.	(7,600)	(150,191)	2.3
Hoshino Resorts REIT, Inc.	(77)	(298,269)	4.5
Hosokawa Micron Corp.	(7,200)	(375,603)	5.6
Ichibanya Co. Ltd.	(500)	(22,052)	0.3
Infocom Corp.	(2,700)	(86,046)	1.3
Infomart Corp.	(28,400)	(176,356)	2.6
Information Services International-Dentsu Ltd.	(6,200)	(325,586)	4.9
Iyo Bank Ltd.	(2,000)	(11,833)	0.2
Japan Wool Textile Co. Ltd.	(29,400)	(252,824)	3.8
Kadokawa Dwango	(8,700)	(178,022)	2.7
Keihin Corp.	(10,100)	(241,687)	3.6
Keiyo Bank Ltd.	(28,400)	(128,507)	1.9
Keiyo Co. Ltd.	(3,800)	(33,146)	0.5
KH Neochem Co. Ltd.	(1,900)	(34,745)	0.5
Kintetsu Department Store Co. Ltd.	(14,800)	(349,264)	5.2
Kitz Corp.	(18,300)	(115,688)	1.7
Kiyo Bank Ltd.	(3,200)	(45,015)	0.7
KNT-CT Holdings Co. Ltd.	(9,400)	(67,322)	1.0
Kumiai Chemical Industry Co. Ltd.	(26,400)	(255,851)	3.8
Kurabo Industries Ltd.	(2,700)	(50,329)	0.8
Life Corp.	(1,500)	(69,810)	1.1
Maruwa Co. Ltd/Aichi	(2,400)	(206,874)	3.1
MCJ Co. Ltd.	(7,500)	(64,774)	1.0
Meisei Industrial Co. Ltd.	(17,600)	(133,287)	2.0
Melco Holdings, Inc.	(700)	(17,437)	0.3
METAWATER Co. Ltd.	(700)	(30,439)	0.5
Milbon Co. Ltd.	(400)	(18,252)	0.3
Mimasu Semiconductor Industry Co. Ltd.	(9,700)	(209,483)	3.1
Mitsubishi Logisnext Co. Ltd.	(6,400)	(55,165)	0.8
Nagaileben Co. Ltd.	(2,400)	(60,164)	0.9
Nanto Bank Ltd.	(1,000)	(18,060)	0.3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Japan (continued)
Nichiden Corp.	(1,200)	$(25,118)	0.4%
NichiiGakkan Co. Ltd.	(4,100)	(59,946)	0.9
Nikkiso Co. Ltd.	(23,000)	(192,016)	2.9
Nippon Sharyo Ltd.	(300)	(6,707)	0.1
Nippon Signal Co. Ltd.	(19,500)	(185,513)	2.8
Nishimatsuya Chain Co. Ltd.	(7,300)	(73,626)	1.1
Nissei ASB Machine Co. Ltd.	(1,100)	(27,916)	0.4
Nohmi Bosai Ltd.	(2,000)	(38,568)	0.6
NSD Co. Ltd.	(2,600)	(47,280)	0.7
Ogaki Kyoritsu Bank Ltd.	(16,400)	(322,104)	4.8
Prima Meat Packers Ltd.	(15,500)	(414,088)	6.2
Rokko Butter Co. Ltd.	(1,400)	(20,460)	0.3
Rorze Corp.	(600)	(30,850)	0.5
Royal Holdings Co. Ltd.	(30,400)	(429,495)	6.5
Sapporo Holdings Ltd.	(29,500)	(508,019)	7.6
SB Technology Corp.	(1,600)	(49,144)	0.7
SBS Holdings, Inc.	(8,300)	(176,663)	2.7
Seiren Co. Ltd.	(8,900)	(102,645)	1.5
Shin Nippon Air Technologies Co. Ltd.	(5,500)	(112,631)	1.7
Shizuoka Gas Co. Ltd.	(29,300)	(235,974)	3.5
Sinanen Holdings Co. Ltd.	(5,700)	(154,620)	2.3
Sodick Co. Ltd.	(7,800)	(60,832)	0.9
Sumitomo Densetsu Co. Ltd.	(12,700)	(259,660)	3.9
Suruga Bank Ltd.	(53,200)	(179,060)	2.7
Taiko Pharmaceutical Co. Ltd.	(5,300)	(116,223)	1.7
Takara Leben Real Estate Investment Corp.	(125)	(96,269)	1.4
Taki Chemical Co. Ltd.	(300)	(18,314)	0.3
Teikoku Sen-I Co. Ltd.	(3,400)	(75,659)	1.1
TKC Corp.	(500)	(27,520)	0.4
Tokai Corp/Gifu	(3,900)	(78,306)	1.2
Tokushu Tokai Paper Co. Ltd.	(400)	(16,380)	0.2
Tokyo Dome Corp.	(68,800)	(411,724)	6.2
Tokyotokeiba Co. Ltd.	(8,800)	(344,699)	5.2
TOMONY Holdings, Inc.	(60,100)	(183,297)	2.8
Torii Pharmaceutical Co. Ltd.	(1,400)	(44,788)	0.7
Toyo Tanso Co. Ltd.	(1,800)	(27,147)	0.4
Toyobo Co. Ltd.	(24,600)	(341,838)	5.1
TS Tech Co. Ltd.	(3,000)	(76,096)	1.1
Tsugami Corp.	(27,300)	(251,383)	3.8
Tsukishima Kikai Co. Ltd.	(3,000)	(32,290)	0.5
Uchida Yoko Co. Ltd.	(800)	(48,432)	0.7
Wacom Co. Ltd.	(43,300)	(235,118)	3.5
Weathernews, Inc.	(1,200)	(43,775)	0.7
YAKUODO Holdings Co. Ltd.	(2,700)	(68,850)	1.0
Yomiuri Land Co. Ltd.	(600)	(18,849)	0.3

		(16,975,855)

Netherlands
Arcadis NV	(1,641)	(33,704)	0.5
Brack Capital Properties NV	(354)	(25,046)	0.4
Intertrust NV	(8,151)	(151,038)	2.3
SIF Holding NV	(4,403)	(56,444)	0.8
Vastned Retail NV	(1,562)	(39,509)	0.6

		(305,741)

New Zealand
Summerset Group Holdings Ltd.	(174)	(910)	0.0

Norway
Atea ASA	(12,282)	(142,608)	2.1
Bonheur ASA	(3,645)	(85,914)	1.3
Europris ASA	(3,371)	(16,572)	0.2

Security	Shares	Value	% of Basket Value

Norway (continued)
Fjordkraft Holding ASA	(8,932)	$(79,464)	1.2%
Hexagon Composites ASA	(4,530)	(23,853)	0.4
Protector Forsikring ASA	(15,942)	(76,716)	1.2
Veidekke ASA	(6,882)	(93,606)	1.4

		(518,733)

Puerto Rico
EVERTEC, Inc.	(9,821)	(304,942)	4.6
OFG Bancorp	(21,818)	(285,380)	4.3
Triple-S Management Corp.	(10,053)	(195,631)	2.9

		(785,953)

Singapore
BW LPG Ltd.	(11,717)	(48,511)	0.7
Kenon Holdings Ltd.	(11,896)	(245,013)	3.7

		(293,524)

South Africa
Mediclinic International PLC	(16,117)	(56,397)	0.8

Spain
Aedas Homes SA	(1,879)	(39,796)	0.6
Atresmedia Corp. de Medios de Comunicacion SA	(5,797)	(15,735)	0.2
eDreams ODIGEO SA	(5,902)	(12,364)	0.2
Grupo Empresarial San Jose SA	(11,064)	(57,356)	0.9
Metrovacesa SA	(13,113)	(90,510)	1.3
Neinor Homes SA	(6,499)	(77,764)	1.2
Sacyr SA	(11,475)	(25,958)	0.4

		(319,483)

Sweden
AF Poyry AB	(5,367)	(137,770)	2.1
Attendo AB	(20,797)	(108,815)	1.6
Avanza Bank Holding AB	(14,133)	(275,579)	4.1
Bravida Holding AB	(77,681)	(851,646)	12.8
Bure Equity AB	(2,604)	(71,438)	1.1
Catena AB	(1,293)	(53,161)	0.8
Electrolux Professional AB	(188)	(742)	0.0
Granges AB	(7,550)	(60,984)	0.9
Inwido AB	(7,535)	(70,601)	1.1
Klovern AB	(23,507)	(37,795)	0.6
Lindab International AB	(7,771)	(121,449)	1.8
NCC AB	(2,793)	(48,507)	0.7
Nolato AB	(867)	(72,081)	1.1
Ratos AB	(41,054)	(146,906)	2.2

		(2,057,474)

Switzerland
Burckhardt Compression Holding AG	(517)	(129,895)	1.9
Coltene Holding AG	(880)	(74,091)	1.1
Garrett Motion, Inc.	(4,400)	(25,872)	0.4
LEM Holding SA	(46)	(71,978)	1.1
Medartis Holding AG	(375)	(15,889)	0.2
Mobilezone Holding AG	(30,527)	(244,757)	3.7
Orascom Development Holding AG	(4,412)	(41,493)	0.6
Stadler Rail AG	(286)	(11,393)	0.2
V-ZUG Holding AG	(730)	(59,067)	0.9

		(674,435)

United Kingdom
Biffa PLC	(19,492)	(51,842)	0.8
Capri Holdings Ltd.	(13,209)	(197,871)	3.0
Cardtronics PLC, Class A	(8,386)	(187,259)	2.8
Daily Mail & General Trust PLC	(7,062)	(58,331)	0.9

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Finablr PLC	(44,203)	$(579)	0.0%
First Derivatives PLC	(1,495)	(52,458)	0.8
Go-Ahead Group PLC	(4,263)	(34,920)	0.5
LondonMetric Property PLC	(9,459)	(28,575)	0.4
On the Beach Group PLC	(9,738)	(35,375)	0.5
Restore PLC	(23,422)	(112,440)	1.7
Serco Group PLC	(434,241)	(902,089)	13.5
Serica Energy PLC	(20,882)	(31,998)	0.5
Signature Aviation PLC	(8,217)	(24,872)	0.4
Stagecoach Group PLC	(35,325)	(21,942)	0.3
Stolt-Nielsen Ltd.	(9,223)	(83,039)	1.3
Ted Baker PLC	(92)	(51)	0.0

		(1,823,641)

United States
Abercrombie & Fitch Co., Class A	(2,265)	(21,812)	0.3
ABM Industries, Inc.	(19,265)	(691,613)	10.4
Acadia Healthcare Co., Inc.	(9,601)	(286,206)	4.3
Adient PLC	(9,156)	(152,356)	2.3
ADTRAN, Inc.	(13,003)	(161,497)	2.4
AdvanSix, Inc.	(1,493)	(18,588)	0.3
Aerie Pharmaceuticals, Inc.	(7,905)	(91,382)	1.4
Agilysys, Inc.	(11,827)	(247,894)	3.7
Air Transport Services Group, Inc.	(15,547)	(378,880)	5.7
Alexander’s, Inc.	(325)	(81,832)	1.2
Allscripts Healthcare Solutions, Inc.	(8,890)	(80,010)	1.2
American Assets Trust, Inc.	(839)	(22,653)	0.3
American Equity Investment Life Holding Co.	(2,046)	(52,071)	0.8
AMN Healthcare Services, Inc.	(5,833)	(320,465)	4.8
Amphastar Pharmaceuticals, Inc.	(905)	(18,118)	0.3
Anterix, Inc.	(1,881)	(81,974)	1.2
Arconic Corp.	(10,113)	(164,741)	2.5
Arcosa, Inc.	(7,144)	(301,620)	4.5
Argan, Inc.	(2,848)	(122,179)	1.8
Arrow Financial Corp.	(373)	(10,183)	0.2
Astec Industries, Inc.	(4,817)	(214,308)	3.2
Atlantic Union Bankshares Corp.	(15,933)	(359,608)	5.4
ATN International, Inc.	(547)	(31,524)	0.5
Avanos Medical, Inc.	(3,238)	(99,309)	1.5
Bank First Corp.	(4,956)	(308,313)	4.6
Bar Harbor Bankshares	(3,904)	(77,612)	1.2
Benefitfocus, Inc.	(7,262)	(85,038)	1.3
BGC Partners, Inc., Class A	(15,466)	(42,841)	0.6
BioDelivery Sciences International, Inc.	(37,258)	(156,111)	2.3
Blackbaud, Inc.	(4,726)	(295,564)	4.4
Boise Cascade Co.	(8,973)	(418,052)	6.3
BOK Financial Corp.	(416)	(23,171)	0.4
Boston Omaha Corp., Class A	(619)	(9,842)	0.2
Cabot Corp.	(10,448)	(381,143)	5.7
California Water Service Group	(5,381)	(252,207)	3.8
Cal-Maine Foods, Inc.	(3,432)	(150,819)	2.3
Cass Information Systems, Inc.	(9,734)	(348,769)	5.2
Cathay General Bancorp	(9,555)	(231,040)	3.5
Cato Corp., Class A	(23,768)	(170,892)	2.6
Cavco Industries, Inc.	(528)	(105,774)	1.6
Century Bancorp, Inc., Class A	(1,523)	(106,062)	1.6
CEVA, Inc.	(3,163)	(127,153)	1.9
ChannelAdvisor Corp.	(3,489)	(71,071)	1.1
Chase Corp.	(291)	(29,263)	0.4
Cinemark Holdings, Inc.	(15,475)	(183,069)	2.8
CNO Financial Group, Inc.	(4,125)	(62,288)	0.9

Security	Shares	Value	% of Basket Value

United States (continued)
CNX Resources Corp.	(2,080)	$(20,072)	0.3%
Coca-Cola Consolidated, Inc.	(313)	(71,852)	1.1
Columbia Banking System, Inc.	(1,123)	(32,488)	0.5
Community Health Systems, Inc.	(6,666)	(33,197)	0.5
CommVault Systems, Inc.	(2,581)	(113,770)	1.7
Consolidated Communications Holdings, Inc.	(1,313)	(9,585)	0.1
Cooper Tire & Rubber Co.	(8,585)	(266,650)	4.0
Corcept Therapeutics, Inc.	(4,637)	(69,323)	1.0
CoreCivic, Inc.	(3,306)	(29,456)	0.4
Cornerstone OnDemand, Inc.	(3,306)	(117,396)	1.8
Covanta Holding Corp.	(36,141)	(355,627)	5.3
Diamond S Shipping, Inc.	(1,739)	(15,268)	0.2
Dillard’s, Inc., Class A	(1,612)	(37,963)	0.6
Diversified Healthcare Trust	(12,304)	(47,924)	0.7
Dorian LPG Ltd.	(34,907)	(298,106)	4.5
Dril-Quip, Inc.	(1,915)	(63,750)	1.0
Ebix, Inc.	(5,206)	(114,818)	1.7
Edgewell Personal Care Co.	(4,250)	(127,033)	1.9
Employers Holdings, Inc.	(1,301)	(42,309)	0.6
Encore Capital Group, Inc.	(662)	(24,183)	0.4
Ensign Group, Inc.	(3,730)	(171,543)	2.6
EPR Properties	(3,094)	(88,581)	1.3
Essential Properties Realty Trust, Inc.	(8,661)	(139,442)	2.1
Evo Payments, Inc., Class A	(10,043)	(227,876)	3.4
ExlService Holdings, Inc.	(1,803)	(115,500)	1.7
EZCORP, Inc., Class A	(24,019)	(137,389)	2.1
First Financial Corp.	(4,905)	(163,974)	2.5
Forestar Group, Inc.	(6,827)	(118,175)	1.8
FormFactor, Inc.	(6,390)	(184,288)	2.8
Franklin Covey Co.	(795)	(14,382)	0.2
Fresh Del Monte Produce, Inc.	(1,026)	(23,167)	0.4
Gaming and Leisure Properties, Inc.	(2,859)	(103,524)	1.6
GCP Applied Technologies, Inc.	(2,060)	(47,009)	0.7
Genco Shipping & Trading Ltd.	(19,166)	(130,137)	2.0
Genesco, Inc.	(2,154)	(33,495)	0.5
German American Bancorp, Inc.	(1,783)	(50,709)	0.8
GMS, Inc.	(4,020)	(94,189)	1.4
Greenbrier Cos., Inc.	(693)	(17,831)	0.3
Griffon Corp.	(2,044)	(46,746)	0.7
Gulfport Energy Corp.	(33,193)	(33,525)	0.5
Hawkins, Inc.	(4,777)	(246,159)	3.7
Haynes International, Inc.	(4,772)	(87,614)	1.3
Hillenbrand, Inc.	(3,480)	(101,720)	1.5
Hilltop Holdings, Inc.	(10,464)	(203,734)	3.1
Hilton Grand Vacations, Inc.	(6,355)	(129,007)	1.9
HNI Corp.	(2,403)	(71,369)	1.1
Home BancShares, Inc.	(2,813)	(45,936)	0.7
HomeTrust Bancshares, Inc.	(3,905)	(56,310)	0.8
Innoviva, Inc.	(4,032)	(54,613)	0.8
Installed Building Products, Inc.	(3,593)	(284,242)	4.3
Interface, Inc.	(6,087)	(48,574)	0.7
International Bancshares Corp.	(10,947)	(333,008)	5.0
International Seaways, Inc.	(3,923)	(67,750)	1.0
Investors Bancorp, Inc.	(2,992)	(24,295)	0.4
iStar, Inc.	(3,169)	(36,792)	0.6
Itron, Inc.	(382)	(26,572)	0.4
Jack in the Box, Inc.	(620)	(50,908)	0.8
JELD-WEN Holding, Inc.	(2,587)	(50,705)	0.8
Kadant, Inc.	(856)	(92,885)	1.4
Kearny Financial Corp.	(16,813)	(135,177)	2.0
Kite Realty Group Trust	(13,240)	(130,679)	2.0

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
Kronos Worldwide, Inc.	(2,517)	$(28,291)	0.4%
Lakeland Financial Corp.	(5,332)	(235,994)	3.5
Lantheus Holdings, Inc.	(1,611)	(21,716)	0.3
Lexington Realty Trust	(19,292)	(223,787)	3.4
Liberty TripAdvisor Holdings, Inc.	(10,502)	(26,045)	0.4
Lions Gate Entertainment Corp.	(2,472)	(17,576)	0.3
LTC Properties, Inc.	(2,991)	(111,116)	1.7
Macquarie Infrastructure Corp.	(2,449)	(73,372)	1.1
Madison Square Garden Entertainment Corp.	(541)	(38,335)	0.6
Magellan Health, Inc.	(1,005)	(74,541)	1.1
Masonite International Corp.	(1,425)	(120,199)	1.8
Matson, Inc.	(4,278)	(155,805)	2.3
MEDNAX, Inc.	(7,841)	(156,663)	2.4
Mercury General Corp.	(14,247)	(611,339)	9.2
Mueller Industries, Inc.	(6,734)	(188,283)	2.8
National HealthCare Corp.	(365)	(21,652)	0.3
National Western Life Group, Inc.	(14)	(2,727)	0.0
NeoPhotonics Corp.	(3,658)	(33,324)	0.5
Newmark Group, Inc., Class A	(2,981)	(12,133)	0.2
NIC, Inc.	(17,462)	(382,767)	5.8
NOW, Inc.	(13,914)	(109,642)	1.6
Odonate Therapeutics, Inc.	(1,677)	(60,992)	0.9
ODP Corp.	(11,623)	(256,513)	3.9
One Liberty Properties, Inc.	(8,657)	(146,909)	2.2
OneSpan, Inc.	(14,055)	(437,673)	6.6
Ovintiv, Inc.	(11,862)	(114,943)	1.7
PAE, Inc.	(8,852)	(69,754)	1.1
Park Aerospace Corp.	(4,317)	(46,537)	0.7
Patrick Industries, Inc.	(2,845)	(181,938)	2.7
Penske Automotive Group, Inc.	(1,964)	(88,026)	1.3
Perdoceo Education Corp.	(3,174)	(45,706)	0.7
PH Glatfelter Co.	(3,495)	(55,675)	0.8
Phibro Animal Health Corp.	(4,049)	(93,917)	1.4
Piedmont Office Realty Trust, Inc.	(12,950)	(209,919)	3.2
Piper Jaffray Cos	(5,050)	(312,645)	4.7
Playa Hotels & Resorts NV	(23,401)	(84,946)	1.3
Powell Industries, Inc.	(719)	(19,089)	0.3
PRA Group, Inc.	(8,598)	(340,137)	5.1
Preferred Apartment Communities, Inc.	(10,177)	(73,580)	1.1
Prestige Consumer Healthcare, Inc.	(3,721)	(138,384)	2.1
ProPetro Holding Corp.	(4,889)	(26,254)	0.4
PROS Holdings, Inc.	(3,094)	(100,957)	1.5
Providence Service Corp.	(1,495)	(121,110)	1.8
PS Business Parks, Inc.	(314)	(43,316)	0.7
R1 RCM, Inc.	(15,278)	(208,850)	3.1
Retail Opportunity Investments Corp.	(12,955)	(140,821)	2.1
Retail Properties of America, Inc.	(21,778)	(138,508)	2.1
Revance Therapeutics, Inc.	(3,845)	(90,281)	1.4
Rogers Corp.	(250)	(29,798)	0.4
Saia, Inc.	(415)	(49,572)	0.7
Sanmina Corp.	(4,081)	(121,124)	1.8
Service Properties Trust	(15,070)	(100,969)	1.5
ServisFirst Bancshares, Inc.	(948)	(34,687)	0.5
Shyft Group, Inc.	(1,207)	(22,788)	0.3
Sinclair Broadcast Group, Inc.	(5,912)	(121,787)	1.8
SITE Centers Corp.	(10,121)	(74,187)	1.1
Skyline Champion Corp.	(7,803)	(220,279)	3.3
Sleep Number Corp.	(323)	(15,020)	0.2
SMART Global Holdings, Inc.	(6,070)	(169,292)	2.5
Sonic Automotive, Inc., Class A	(3,890)	(148,287)	2.2
Southwestern Energy Co.	(23,865)	(57,992)	0.9

Security	Shares	Value	% of Basket Value

United States (continued)
SPS Commerce, Inc.	(1,069)	$(80,357)	1.2%
SPX Corp.	(8,761)	(367,962)	5.5
SPX FLOW, Inc.	(490)	(19,639)	0.3
Stock Yards Bancorp, Inc.	(14,463)	(565,359)	8.5
Sunstone Hotel Investors, Inc.	(20,868)	(156,093)	2.3
Super Micro Computer, Inc.	(1,495)	(45,306)	0.7
Surgery Partners, Inc.	(1,782)	(27,211)	0.4
TechTarget, Inc.	(2,446)	(88,765)	1.3
Tejon Ranch Co.	(7,811)	(112,088)	1.7
Tellurian, Inc.	(19,555)	(17,439)	0.3
Tenet Healthcare Corp.	(671)	(17,741)	0.3
TherapeuticsMD, Inc.	(41,266)	(76,342)	1.1
TPI Composites, Inc.	(2,218)	(56,736)	0.9
Transocean Ltd.	(108,435)	(221,207)	3.3
Tribune Publishing Co.	(11,088)	(108,108)	1.6
Tronox Holdings PLC	(23,275)	(177,355)	2.7
TrueBlue, Inc.	(2,734)	(42,186)	0.6
TTEC Holdings, Inc.	(1,443)	(68,485)	1.0
Tutor Perini Corp.	(7,794)	(91,735)	1.4
Ultra Clean Holdings, Inc.	(17,303)	(520,647)	7.8
Unisys Corp.	(2,632)	(31,294)	0.5
United States Lime & Minerals, Inc.	(740)	(66,755)	1.0
United States Steel Corp.	(13,616)	(90,683)	1.4
Univar Solutions, Inc.	(7,318)	(129,309)	1.9
Universal Corp.	(12,808)	(539,985)	8.1
Urban Edge Properties	(8,384)	(87,864)	1.3
US Concrete, Inc.	(1,213)	(30,107)	0.5
Vector Group Ltd.	(3,936)	(34,716)	0.5
Verra Mobility Corp.	(6,864)	(70,219)	1.1
Verso Corp.	(11,875)	(144,994)	2.2
VirnetX Holding Corp.	(17,157)	(88,702)	1.3
Wabash National Corp.	(1,992)	(22,689)	0.3
Waddell & Reed Financial, Inc.	(4,765)	(69,521)	1.0
Walker & Dunlop, Inc.	(4,608)	(232,289)	3.5
Warrior Met Coal, Inc.	(24,399)	(388,432)	5.8
Westamerica BanCorp.	(3,432)	(207,156)	3.1
Whitestone REIT	(2,785)	(18,381)	0.3
WillScot Mobile Mini Holdings Corp.	(3,594)	(54,126)	0.8
World Fuel Services Corp.	(3,387)	(79,696)	1.2
York Water Co.	(231)	(10,698)	0.2
Zogenix, Inc.	(3,392)	(80,696)	1.2

		(26,554,760)

Total Reference Entity — Short		(58,038,985)

Net Value of Reference Entity — Goldman Sachs & Co.		$(6,659,223)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates August 5, 2020 to March 1, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Atlassian Corp. PLC, Class A	79	$13,955	0.4%
Bendigo & Adelaide Bank Ltd.	22,180	108,885	2.9
Brambles Ltd.	142,790	1,102,449	29.5
Harvey Norman Holdings Ltd.	77,532	204,966	5.5

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Australia (continued)
Independence Group NL	94,302	$310,398	8.3%
Insurance Australia Group Ltd.	143,839	523,660	14.0
Nufarm Ltd/Australia	48,466	138,710	3.7
Perpetual Ltd.	4,534	98,535	2.6
Vocus Group Ltd.	121,010	249,575	6.7
Worley Ltd.	43,507	252,454	6.7

		3,003,587

Belgium
Umicore SA	636	30,036	0.8

Canada
Aurinia Pharmaceuticals Inc.	28,939	408,908	10.9
CAE, Inc.	4,093	61,084	1.6
CGI, Inc.	10,029	716,320	19.1
IGM Financial, Inc.	18,961	466,151	12.5
Lightspeed POS Inc.	5,217	147,382	3.9
Shopify, Inc., Class A	3,554	3,634,476	97.1
Teck Resources Ltd., Class B	6,475	65,598	1.8
TELUS Corp.	14,636	253,831	6.8
Thomson Reuters Corp.	86,712	6,050,322	161.7

		11,804,072

Denmark
Bavarian Nordic AS	7,245	223,274	6.0

Finland
Nordea Bank Abp	292,413	2,258,622	60.3

France
Cie de Saint-Gobain	13,899	514,194	13.7
CNP Assurances	41,645	505,816	13.5
Credit Agricole SA	13,590	130,084	3.5
Electricite de France SA	5,751	58,238	1.6
Engie SA	451,521	6,014,786	160.7
Faurecia SE	12,321	475,809	12.7
JCDecaux SA	2,893	48,936	1.3
Legrand SA	8,827	682,841	18.3
Nexans SA	9,636	502,226	13.4
Rexel SA	103,100	1,223,659	32.7
Societe Generale SA	153,736	2,366,814	63.2
Ubisoft Entertainment SA	26,765	2,235,477	59.7

		14,758,880

Germany
Aurubis AG	830	55,260	1.5
Bayerische Motoren Werke AG	928	59,346	1.6
Beiersdorf AG	15,444	1,844,099	49.3
Daimler AG, Registered Shares	155,767	6,810,758	182.0
Deutsche Boerse AG	17,738	3,227,319	86.2
E.ON SE	145,437	1,707,432	45.6
Gerresheimer AG	6,300	724,745	19.4
Hella GmbH & Co. KGaA	1,765	76,884	2.0
HelloFresh SE	41,456	2,257,067	60.3
Knorr-Bremse AG	444	51,951	1.4
LEG Immobilien AG	53,873	7,511,863	200.7
Rocket Internet SE	33,435	725,528	19.4

Security	Shares	Value	% of Basket Value

Germany (continued)
thyssenkrupp AG	93,647	$727,910	19.4%
Wacker Chemie AG	689	62,510	1.7

		25,842,672

Hong Kong
NWS Holdings Ltd.	89,000	68,988	1.9
Swire Properties Ltd.	94,000	217,233	5.8

		286,221

Ireland
Allegion PLC	21,063	2,094,926	56.0
Aptiv PLC	5,528	429,802	11.5
Trane Technologies PLC	8,213	918,788	24.5

		3,443,516

Isle of Man
GVC Holdings PLC	33,192	287,260	7.7

Israel
CyberArk Software Ltd.	10,964	1,291,998	34.5

Italy
Azimut Holding SpA	12,874	245,267	6.5
Mediobanca Banca di Credito Finanziario SpA	46,217	373,252	10.0

		618,519

Japan
Aisin Seiki Co. Ltd.	500	14,441	0.4
Amada Holdings Co. Ltd.	2,600	17,473	0.5
Asahi Group Holdings Ltd.	12,200	397,670	10.6
CyberAgent, Inc.	2,100	118,789	3.2
Dai Nippon Printing Co. Ltd.	3,300	71,695	1.9
Dentsu, Inc.	18,000	401,583	10.7
DIC Corp.	12,200	293,711	7.8
Electric Power Development Co. Ltd.	22,200	302,843	8.1
Fuji Media Holdings, Inc.	41,000	361,165	9.7
GungHo Online Entertainment Inc.	5,300	97,442	2.6
JTEKT Corp.	27,900	185,681	5.0
Keyence Corp.	10,700	4,512,049	120.6
Konica Minolta, Inc.	110,900	293,759	7.9
Kose Corp.	7,000	709,002	18.9
Kyocera Corp.	25,100	1,397,826	37.3
Kyowa Kirin Co. Ltd.	1,800	44,455	1.2
Maruha Nichiro Corp.	24,600	472,738	12.6
Miura Co. Ltd.	1,200	45,628	1.2
Murata Manufacturing Co. Ltd.	300	18,730	0.5
Nexon Co. Ltd.	2,500	64,230	1.7
Nihon Kohden Corp.	400	13,736	0.4
Nikon Corp.	63,400	443,256	11.8
Nippon Television Holdings, Inc.	27,600	298,645	8.0
Pola Orbis Holdings, Inc.	14,600	242,744	6.5
Renesas Electronics Corp.	30,200	166,114	4.4
Rohm Co. Ltd.	6,000	385,282	10.3
Sumitomo Mitsui Trust Holdings, Inc.	60,400	1,550,715	41.4
Sumitomo Rubber Industries Ltd.	5,000	41,377	1.1
Sysmex Corp.	12,100	930,449	24.9
Toho Co. Ltd.	1,200	35,671	1.0
Tokyo Broadcasting System Holdings, Inc.	8,200	123,822	3.3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Japan (continued)
Toyota Motor Corp.	86,400	$5,129,044	137.0%
Yamada Denki Co. Ltd.	56,600	245,565	6.6

		19,427,330

Jordan
Hikma Pharmaceuticals PLC	160,629	4,500,974	120.3

Luxembourg
APERAM SA	5,535	156,740	4.2
Tenaris SA	47,900	282,302	7.5

		439,042

Netherlands
Euronext NV	11,589	1,338,735	35.8
EXOR NV	5,488	308,194	8.2
Philips Lighting NV	17,317	519,566	13.9

		2,166,495

Norway
Equinor ASA	27,699	415,295	11.1
Gjensidige Forsikring ASA	68,585	1,409,963	37.7
TGS Nopec Geophysical Co. ASA	31,576	470,024	12.5

		2,295,282

Puerto Rico
Popular, Inc.	2,115	78,488	2.1

Spain
Bankia SA	6,105	7,779	0.2

Sweden
SSAB AB	191,825	566,683	15.1

Switzerland
Lonza Group AG	1,323	827,318	22.1
Sika AG, Registered Shares	28,722	6,311,144	168.6
STMicroelectronics NV	58,230	1,636,097	43.7

		8,774,559

United Kingdom
Barratt Developments PLC	94,284	626,297	16.7
Coca-Cola European Partners PLC	14,306	588,978	15.7
Greggs PLC	34,625	538,469	14.4
Johnson Matthey PLC	80,280	2,344,231	62.6
Micro Focus International PLC	112,824	406,175	10.9
National Grid PLC	149,555	1,754,561	46.9
Oxford Biomedica PLC	11,572	123,727	3.3
Pearson PLC	23,381	162,516	4.3
RELX PLC	2,002	42,323	1.1
Rentokil Initial PLC	297,852	2,077,919	55.5
SSE PLC	125,222	2,124,058	56.8
Standard Chartered PLC	5,469	27,619	0.7
Taylor Wimpey PLC	47,896	73,881	2.0
TechnipFMC PLC	166,294	1,335,341	35.7
William Hill PLC	278,989	379,833	10.2

		12,605,928

United States
1Life Healthcare Inc.	13,416	397,248	10.6
AbbVie, Inc.	431	40,906	1.1
ACADIA Pharmaceuticals, Inc.	37,110	1,542,663	41.2
ACI Worldwide, Inc.	2,770	74,208	2.0
AMERCO	2,387	758,421	20.3
American Eagle Outfitters, Inc.	59,165	591,650	15.8
American Tower Corp.	451	117,887	3.1

Security	Shares	Value	% of Basket Value

United States (continued)
America’s Car-Mart, Inc.	3,895	$370,648	9.9%
AMETEK, Inc.	4,746	442,564	11.8
Amphenol Corp., Class A	9,656	1,021,219	27.3
Anaplan, Inc.	56,823	2,580,332	68.9
Apple, Inc.	24,232	10,299,569	275.2
Asbury Automotive Group, Inc.	4,225	423,134	11.3
Aspen Technology, Inc.	23,441	2,279,872	60.9
Bassett Furniture Industries, Inc.	2,006	17,593	0.5
Big 5 Sporting Goods Corp.	172,142	963,995	25.8
BioCryst Pharmaceuticals, Inc.	139,189	566,499	15.1
Biogen, Inc.	2,759	757,870	20.2
Boston Beer Co., Inc., Class A	20	16,209	0.4
Buckle, Inc.	31,577	506,179	13.5
CACI International, Inc., Class A	12,579	2,614,168	69.8
Capital One Financial Corp.	2,752	175,578	4.7
Cargurus, Inc.	11,083	320,188	8.6
Cars.com, Inc.	138,536	1,124,912	30.1
CenturyLink, Inc.	14,352	138,497	3.7
Chico’s FAS, Inc.	144,024	182,910	4.9
Choice Hotels International, Inc.	12,198	1,025,120	27.4
Churchill Downs, Inc.	839	116,218	3.1
Cirrus Logic, Inc.	38,926	2,667,599	71.3
Columbia Sportswear Co.	184	13,955	0.4
CorePoint Lodging, Inc.	61,060	341,325	9.1
Coty, Inc., Class A	40,049	148,582	4.0
Cracker Barrel Old Country Store, Inc.	3,201	353,614	9.4
Crimson Wine Group Ltd.	1	6	0.0
Crocs, Inc.	7,997	287,412	7.7
Dave & Buster’s Entertainment, Inc.	56,501	697,222	18.6
Denny’s Corp.	55,422	492,424	13.2
Designer Brands, Inc., Class A	71,760	424,102	11.3
Devon Energy Corp.	5,589	58,629	1.6
DexCom, Inc.	332	144,599	3.9
Dick’s Sporting Goods, Inc.	14,513	662,083	17.7
Dillard’s, Inc., Class A	4,834	113,841	3.0
Dropbox, Inc., Class A	53,653	1,220,606	32.6
Dunkin’ Brands Group, Inc.	26,555	1,825,125	48.8
Dynavax Technologies Corp.	93,116	755,171	20.2
Encompass Health Corp.	15,876	1,080,838	28.9
Expedia Group, Inc.	12,720	1,030,447	27.5
Extended Stay America, Inc.	71,478	815,564	21.8
First American Financial Corp.	763	38,921	1.0
FirstEnergy Corp.	333,572	9,673,588	258.5
Five Below, Inc.	11,479	1,250,178	33.4
Flexsteel Industries, Inc.	23,990	378,322	10.1
Foot Locker, Inc.	34,438	1,012,133	27.0
Ford Motor Co.	196,290	1,297,477	34.7
Fortinet, Inc.	10,218	1,413,149	37.8
Fortive Corp.	61,223	4,297,242	114.8
Francesca’s Holdings Corp.	105,510	585,580	15.6
Gap, Inc.	157,758	2,109,224	56.4
Gilead Sciences, Inc.	2,211	153,731	4.1
Hanesbrands, Inc.	89,145	1,259,619	33.7
Haverty Furniture Cos., Inc.	71,472	1,016,332	27.2
Helen of Troy Ltd.	279	52,522	1.4
Hertz Global Holdings, Inc.	571,511	828,691	22.1
Hilton Worldwide Holdings, Inc.	11,373	853,544	22.8
Home Depot, Inc.	19,912	5,286,437	141.2
Hooker Furniture Corp.	36,695	785,273	21.0
Hyatt Hotels Corp., Class A	16,235	779,280	20.8
Inovio Pharmaceuticals, Inc.	33,237	646,127	17.3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
Interactive Brokers Group, Inc., Class A	25,229	$1,251,358	33.4%
International Game Technology PLC	121,760	1,200,554	32.1
j2 Global, Inc.	96,140	5,453,061	145.7
Jones Lang LaSalle, Inc.	206	20,375	0.5
Kohl’s Corp.	61,822	1,177,091	31.5
LendingTree, Inc.	1,599	553,718	14.8
Liberty Latin America Ltd., Class A	2	21	0.0
Marathon Oil Corp.	69,877	383,625	10.2
Marcus Corp.	42,826	591,427	15.8
MarineMax, Inc.	7,662	212,544	5.7
MarketAxess Holdings, Inc.	12,657	6,539,872	174.7
Marriott International, Inc., Class A	10,485	878,905	23.5
Marvell Technology Group Ltd.	20,702	755,002	20.2
McKesson Corp.	7,143	1,072,593	28.7
Medallia, Inc.	15,087	463,623	12.4
MGIC Investment Corp.	17,970	148,612	4.0
MGM Resorts International	6,782	109,122	2.9
Microchip Technology, Inc.	5,922	602,445	16.1
Moderna, Inc.	10,103	748,632	20.0
Mohawk Industries, Inc.	5,920	472,712	12.6
Monro, Inc.	826	46,504	1.2
MSCI, Inc.	11,557	4,345,201	116.1
NanoViricides Inc.	64,217	400,714	10.7
Nathan’s Famous, Inc.	938	47,772	1.3
National Oilwell Varco, Inc.	67,247	774,013	20.7
New Relic, Inc.	40,561	2,876,180	76.8
NIKE, Inc., Class B	61,232	5,976,855	159.7
Nordstrom, Inc.	87,525	1,198,217	32.0
Novavax, Inc.	5,091	728,522	19.5
Occidental Petroleum Corp.	17,608	277,150	7.4
ONEOK, Inc.	5,106	142,508	3.8
Oxford Industries, Inc.	17,740	761,756	20.4
Party City Holdco, Inc.	766,059	1,256,337	33.6
Paylocity Holding Corp.	1,621	215,917	5.8
Penn National Gaming, Inc.	26,143	884,941	23.6
Penumbra, Inc.	1,217	270,064	7.2
PerkinElmer, Inc.	7,639	908,353	24.3
Pinterest, Inc., Class A	18,516	634,914	17.0
Pool Corp.	930	294,531	7.9
Principal Financial Group, Inc.	25,426	1,078,825	28.8
PTC Therapeutics, Inc.	2,313	107,161	2.9
PTC, Inc.	4,443	380,143	10.2
Ralph Lauren Corp.	13,697	976,596	26.1
Redfin Corp.	16,579	689,355	18.4
Regeneron Pharmaceuticals, Inc.	1,257	794,512	21.2
Reynolds Consumer Products Inc.	3,813	129,871	3.5
Rockwell Automation, Inc.	510	111,251	3.0
Roku, Inc.	2,433	376,847	10.1
RPM International, Inc.	2,680	218,661	5.8
S&P Global, Inc.	20,211	7,078,903	189.1
Schlumberger Ltd.	71,654	1,299,804	34.7
SeaWorld Entertainment, Inc.	159	2,301	0.1
Sherwin-Williams Co.	3,586	2,323,441	62.1
Signet Jewelers Ltd.	65,320	701,537	18.7
Sims Metal Management Ltd.	22,243	125,161	3.3
Sirius XM Holdings, Inc.	262,409	1,542,965	41.2
Sonoco Products Co.	2,523	130,540	3.5
Synovus Financial Corp.	31,365	632,005	16.9
T. Rowe Price Group, Inc.	43,606	6,021,989	160.9
Tandem Diabetes Care, Inc.	6,690	698,837	18.7
Tesla, Inc.	2,314	3,310,779	88.5

Security	Shares	Value	% of Basket Value

United States (continued)
Tilly’s, Inc., Class A	76,066	$457,157	12.2%
TJX Cos., Inc.	100,227	5,210,802	139.2
Toll Brothers, Inc.	6,351	242,608	6.5
Trex Co., Inc.	7,033	979,908	26.2
TripAdvisor, Inc.	49,603	1,003,469	26.8
Twitter, Inc.	77,733	2,829,481	75.6
Ubiquiti, Inc.	168	31,130	0.8
Under Armour, Inc., Class A	11,834	124,494	3.3
Urban Outfitters, Inc.	10,135	167,633	4.5
Vail Resorts, Inc.	6,844	1,314,253	35.1
Veeva Systems, Inc., Class A	26,854	7,104,763	189.8
VeriSign, Inc.	19,668	4,163,322	111.2
ViaSat, Inc.	486	18,449	0.5
Vir Biotechnology Inc.	15,868	757,856	20.2
VMware, Inc., Class A	49,923	6,999,704	187.0
W.W. Grainger, Inc.	741	253,074	6.8
Walt Disney Co.	8,551	999,954	26.7
West Pharmaceutical Services, Inc.	1,193	320,762	8.6
Wolverine World Wide, Inc.	9,106	218,908	5.8
Wyndham Destinations, Inc.	3,570	94,962	2.5
XPO Logistics, Inc.	3,774	283,125	7.6
ZoomInfo Technologies, Inc., Class A	16,100	658,007	17.6

		183,957,817

Total Reference Entity — Long		298,669,034

Reference Entity — Short

Common Stocks

Australia
Coles Group Ltd.	(160,875)	(2,085,697)	(55.7)
Downer EDI Ltd.	(11,229)	(32,836)	(0.9)
Evolution Mining Ltd.	(238,692)	(1,019,694)	(27.2)
Macquarie Group Ltd.	(64,554)	(5,673,131)	(151.6)
OZ Minerals Ltd.	(3,460)	(33,582)	(0.9)
Treasury Wine Estates Ltd.	(95,854)	(735,942)	(19.7)
Tuas Ltd.	(23,234)	(11,703)	(0.3)
Wesfarmers Ltd.	(103,036)	(3,425,714)	(91.5)

		(13,018,299)

Austria
Wienerberger AG	(15,720)	(360,534)	(9.6)

Belgium
Anheuser-Busch InBev SA	(11,458)	(622,206)	(16.6)
Euronav NV	(10,932)	(105,957)	(2.9)
KBC Group NV	(7,634)	(435,263)	(11.6)

		(1,163,426)

Bermuda
Everest Re Group Ltd.	(10,176)	(2,226,407)	(59.5)
RenaissanceRe Holdings Ltd.	(721)	(130,054)	(3.5)

		(2,356,461)

Canada
CI Financial Corp.	(12,134)	(166,775)	(4.5)
Manulife Financial Corp.	(22,349)	(299,500)	(8.0)
National Bank of Canada	(20,153)	(951,492)	(25.4)
Teranga Gold Corp.	(16,840)	(196,505)	(5.2)

		(1,614,272)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

China
Minth Group Ltd.	(80,000)	$(238,091)	(6.3)%
XD, Inc.	(5,400)	(28,875)	(0.8)

		(266,966)

Denmark
AP Moller - Maersk A/S	(216)	(256,444)	(6.9)
Jyske Bank A/S, Registered Shares	(40,660)	(1,296,515)	(34.6)

		(1,552,959)

Finland
TietoEVRY OYJ	0	(14,422)	(0.4)

France
Arkema SA	(4,303)	(447,663)	(11.9)
AXA SA	(19,914)	(399,548)	(10.7)
Bollore SA	(680,681)	(2,283,921)	(61.0)
Kering SA	(10,235)	(5,800,032)	(155.0)
Lagardere SCA	(25,424)	(386,788)	(10.3)
SPIE SA	(4,546)	(74,001)	(2.0)
Vivendi SA	(86,894)	(2,305,855)	(61.6)

		(11,697,808)

Germany
1&1 Drillisch AG	(13,675)	(362,173)	(9.7)
Allianz SE	(38,010)	(7,886,097)	(210.7)
CTS Eventim AG & Co. KGaA	(20,451)	(807,506)	(21.6)
Deutsche Post AG	(90,372)	(3,668,215)	(98.0)
Fraport AG Frankfurt Airport Services Worldwide	(2,705)	(105,743)	(2.8)
FUCHS PETROLUB SE	(13,249)	(578,556)	(15.5)
KION Group AG	(5,827)	(445,334)	(11.9)
Rheinmetall AG	(13,784)	(1,303,228)	(34.8)
Software AG	(31,404)	(1,464,897)	(39.1)

		(16,621,749)

Hong Kong
Melco International Development Ltd.	(12,000)	(22,654)	(0.6)
New World Development Co. Ltd.	(47,250)	(230,711)	(6.2)
SJM Holdings Ltd.	(1,139,000)	(1,285,203)	(34.3)

		(1,538,568)

Ireland
Flutter Entertainment PLC	(1)	(119)	(0.0)

Israel
Azrieli Group Ltd.	(5,030)	(244,650)	(6.6)
Gazit-Globe Ltd.	(4,572)	(19,026)	(0.5)
Harel Insurance Investments & Financial Services Ltd.	(56,004)	(371,371)	(9.9)
Israel Corp. Ltd.	(700)	(59,708)	(1.6)
Oil Refineries Ltd.	(466,379)	(86,983)	(2.3)
Shufersal Ltd.	(31,550)	(222,181)	(5.9)
SolarEdge Technologies, Inc.	(877)	(153,563)	(4.1)
Teva Pharmaceutical Industries Ltd.	(33,355)	(385,574)	(10.3)

		(1,543,056)

Italy
PRADA SpA	(1,600)	(6,176)	(0.2)

Japan
77 Bank Ltd.	(1,600)	(21,513)	(0.6)
Advance Residence Investment Corp.	(117)	(379,932)	(10.1)
Ain Holdings, Inc.	(4,300)	(273,643)	(7.3)
Azbil Corp.	(19,200)	(640,046)	(17.1)
Bank of Kyoto Ltd.	(37,200)	(1,364,802)	(36.5)
BayCurrent Consulting, Inc.	(1,900)	(227,415)	(6.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Chugoku Bank Ltd.	(78,500)	$(676,126)	(18.1)%
Daiwa Securities Living Investments Corp.	(79)	(79,885)	(2.1)
DMG Mori Co. Ltd.	(62,700)	(673,365)	(18.0)
Dowa Holdings Co. Ltd.	(30,600)	(897,999)	(24.0)
Ebara Corp.	(4,300)	(102,147)	(2.7)
FP Corp.	(2,200)	(178,051)	(4.8)
Fujitsu General Ltd.	(900)	(22,057)	(0.6)
Hachijuni Bank Ltd.	(172,700)	(641,585)	(17.1)
Hitachi Construction Machinery Co. Ltd.	(27,900)	(808,487)	(21.6)
Ichigo, Inc.	(45,400)	(106,453)	(2.8)
Industrial & Infrastructure Fund Investment Corp.	(39)	(73,350)	(2.0)
Invincible Investment Corp.	(58)	(13,260)	(0.4)
Iyo Bank Ltd.	(76,400)	(452,003)	(12.1)
Japan Exchange Group, Inc.	(61,600)	(1,462,749)	(39.1)
Japan Logistics Fund, Inc.	(15)	(45,105)	(1.2)
Japan Real Estate Investment Corp.	(10)	(51,023)	(1.4)
Japan Steel Works Ltd.	(4,600)	(65,569)	(1.7)
Kaken Pharmaceutical Co. Ltd.	(4,500)	(204,508)	(5.5)
Kansai Mirai Financial Group, Inc.	(48,500)	(183,681)	(4.9)
Keio Corp.	(3,600)	(179,762)	(4.8)
Kenedix Office Investment Corp.	(12)	(65,300)	(1.7)
Kintetsu Group Holdings Co. Ltd.	(4,300)	(167,537)	(4.5)
Koei Tecmo Holdings Co. Ltd.	(35,100)	(1,351,294)	(36.1)
Kyowa Exeo Corp.	(900)	(21,119)	(0.6)
M3, Inc.	(6,300)	(323,521)	(8.6)
Mitsubishi Logistics Corp.	(33,900)	(915,587)	(24.5)
Mitsui OSK Lines Ltd.	(51,200)	(842,675)	(22.5)
Morinaga Milk Industry Co. Ltd.	(7,700)	(359,431)	(9.6)
Nagoya Railroad Co. Ltd.	(18,500)	(468,162)	(12.5)
NEC Networks & System Integration Corp.	(16,200)	(344,151)	(9.2)
NET One Systems Co. Ltd.	(2,400)	(93,501)	(2.5)
Nippon Accommodations Fund, Inc.	(20)	(129,061)	(3.4)
Nipro Corp.	(2,200)	(23,556)	(0.6)
OKUMA Corp.	(5,600)	(216,341)	(5.8)
Orix JREIT, Inc.	(42)	(54,183)	(1.4)
OSG Corp.	(1,700)	(23,164)	(0.6)
Rengo Co. Ltd.	(2,300)	(17,301)	(0.5)
Sekisui House Reit, Inc.	(22)	(14,391)	(0.4)
SG Holdings Co. Ltd.	(1,600)	(58,718)	(1.6)
Shiga Bank Ltd.	(15,400)	(336,314)	(9.0)
Shinko Electric Industries Co. Ltd.	(4,700)	(70,766)	(1.9)
Shochiku Co. Ltd.	(3,600)	(406,176)	(10.8)
Skylark Holdings Co. Ltd.	(8,100)	(112,329)	(3.0)
Sony Financial Holdings, Inc.	(23,378)	(576,577)	(15.4)
Sumitomo Electric Industries Ltd.	(34,500)	(385,455)	(10.3)
Toho Gas Co. Ltd.	(10,700)	(466,939)	(12.5)
Tokyo Century Corp.	(5,200)	(292,475)	(7.8)
Toyo Suisan Kaisha Ltd.	(16,300)	(990,963)	(26.5)
Ushio, Inc.	(73,300)	(861,944)	(23.0)

		(19,813,447)

Jersey
Novocure Ltd.	(3,305)	(250,486)	(6.7)

Netherlands
OCI NV	(12,484)	(148,752)	(4.0)
SBM Offshore NV	(42,853)	(666,847)	(17.8)

		(815,599)

New Zealand
Fletcher Building Ltd.	(52,896)	(118,903)	(3.2)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Norway
Mowi ASA	(128,719)	$(2,337,683)	(62.5)%

Portugal
Banco Comercial Portugues SA	(743,170)	(85,706)	(2.3)
Jeronimo Martins SGPS SA	(107,525)	(1,802,792)	(48.2)

		(1,888,498)

Singapore
UOL Group Ltd.	(23,400)	(113,347)	(3.0)

Spain
Aena SME SA	(8,917)	(1,158,568)	(30.9)
Banco Santander SA	(703,715)	(1,509,097)	(40.3)
Bankia SA	(6,105)	(7,778)	(0.2)
Solaria Energia y Medio Ambiente SA	(19,889)	(301,638)	(8.1)

		(2,977,081)

Sweden
Getinge AB	(28,710)	(693,478)	(18.5)
Securitas AB	(5,027)	(74,955)	(2.0)
Swedish Match AB	(27,635)	(2,129,242)	(56.9)
Volvo AB	(314,451)	(5,434,271)	(145.2)

		(8,331,946)

Switzerland
Chubb Ltd.	(66,543)	(8,466,931)	(226.2)
EMS-Chemie Holding AG	(66)	(56,996)	(1.5)
Flughafen Zurich AG	(18,468)	(2,341,350)	(62.6)
Georg Fischer AG	(588)	(540,253)	(14.5)
LafargeHolcim Ltd.	(59,023)	(2,792,404)	(74.6)
Partners Group Holding AG	(7,217)	(6,991,160)	(186.8)
Straumann Holding AG	(1,118)	(1,107,492)	(29.6)
Sunrise Communications Group AG	(10,162)	(947,827)	(25.3)
TE Connectivity Ltd.	(25,157)	(2,240,734)	(59.9)
Temenos AG	(31,484)	(4,652,778)	(124.3)
Zurich Insurance Group AG	(5,285)	(1,954,407)	(52.2)

		(32,092,332)

United Kingdom
Atlantica Sustainable Infrastructure PLC	(11,073)	(331,858)	(8.9)
Cineworld Group PLC	(84,761)	(42,384)	(1.1)
Dechra Pharmaceuticals PLC	(37,510)	(1,395,870)	(37.3)
InterContinental Hotels Group PLC	(41,846)	(1,927,474)	(51.5)
Intermediate Capital Group PLC	(118,735)	(2,078,340)	(55.5)
KAZ Minerals PLC	(28,056)	(195,617)	(5.2)
Liberty Global PLC	(7,733)	(176,003)	(4.7)
Next PLC	(4,881)	(344,510)	(9.2)
Severn Trent PLC	(96,506)	(3,075,392)	(82.2)
Signature Aviation PLC	(136,560)	(413,355)	(11.0)
SSP Group PLC	(92,954)	(249,566)	(6.7)
Trainline PLC	(16,450)	(88,477)	(2.4)
Victrex PLC	(1,177)	(28,719)	(0.8)

		(10,347,565)

United States
10X Genomics, Inc., Class A	(5,476)	(538,674)	(14.4)
Adaptive Biotechnologies Corp.	(923)	(34,446)	(0.9)
AECOM	(12,249)	(443,291)	(11.8)
AES Corp.	(158,179)	(2,409,066)	(64.4)
Alarm.com Holdings, Inc.	(470)	(32,919)	(0.9)
Ally Financial, Inc.	(16,932)	(340,333)	(9.1)
Apartment Investment & Management Co., Class A	(1,051)	(40,800)	(1.1)
Avnet, Inc.	(4,012)	(107,201)	(2.9)

Security	Shares	Value	% of Basket Value

United States (continued)
Axsome Therapeutics, Inc.	(13,695)	$(976,864)	(26.1)%
Bank of America Corp.	(179,058)	(4,454,963)	(119.0)
Berkshire Hathaway, Inc., Class B	(33,743)	(6,606,205)	(176.5)
Best Buy Co., Inc.	(36,320)	(3,617,109)	(96.6)
Bill.com Holdings, Inc.	(6,990)	(650,839)	(17.4)
BJ’s Wholesale Club Holdings, Inc.	(15,098)	(604,675)	(16.2)
Boston Properties, Inc.	(8,588)	(765,105)	(20.4)
Brooks Automation, Inc.	(12,598)	(685,961)	(18.3)
BWX Technologies, Inc.	(9,921)	(540,893)	(14.5)
Cabot Microelectronics Corp.	(4,858)	(732,198)	(19.6)
Carnival Corp.	(38,166)	(529,744)	(14.2)
Chevron Corp.	(10,631)	(892,366)	(23.8)
Churchill Downs, Inc.	(9,121)	(1,263,441)	(33.8)
Cintas Corp.	(977)	(294,927)	(7.9)
Citrix Systems, Inc.	(4,928)	(703,521)	(18.8)
Cloudera, Inc.	(48,696)	(548,804)	(14.7)
Comcast Corp., Class A	(203,583)	(8,713,352)	(232.8)
ConocoPhillips	(31,111)	(1,163,240)	(31.1)
Coupa Software, Inc.	(7,858)	(2,408,084)	(64.3)
DaVita, Inc.	(1,360)	(118,850)	(3.2)
Diamondback Energy, Inc.	(2,824)	(112,565)	(3.0)
DocuSign, Inc.	(10,086)	(2,186,947)	(58.4)
Dominion Energy, Inc.	(11,026)	(893,437)	(23.9)
Dow, Inc.	(108,248)	(4,444,663)	(118.8)
Duke Realty Corp.	(11,355)	(456,357)	(12.2)
EastGroup Properties, Inc.	(4,098)	(543,641)	(14.5)
Eastman Chemical Co.	(37,042)	(2,764,444)	(73.9)
eBay, Inc.	(2,866)	(158,432)	(4.2)
EQT Corp.	(38,384)	(557,336)	(14.9)
Equitable Holdings, Inc.	(40,282)	(824,170)	(22.0)
Exponent, Inc.	(795)	(66,828)	(1.8)
Facebook, Inc., Class A	(16,386)	(4,156,637)	(111.1)
Fastly, Inc., Class A	(11,985)	(1,156,433)	(30.9)
Fifth Third Bancorp	(8,361)	(166,049)	(4.4)
First Industrial Realty Trust, Inc.	(5,829)	(256,010)	(6.8)
First Republic Bank	(6,052)	(680,729)	(18.2)
First Solar, Inc.	(45,128)	(2,687,372)	(71.8)
FleetCor Technologies, Inc.	(726)	(187,722)	(5.0)
Flowers Foods, Inc.	(20,903)	(475,543)	(12.7)
Fox Factory Holding Corp.	(13,612)	(1,211,468)	(32.4)
Gaming and Leisure Properties, Inc.	(130)	(4,707)	(0.1)
GCI Liberty, Inc., Class A	(15,438)	(1,210,185)	(32.3)
Globe Life, Inc.	(1,625)	(129,350)	(3.5)
H&R Block, Inc.	(63,706)	(923,737)	(24.7)
Healthpeak Properties, Inc.	(11,511)	(314,135)	(8.4)
Highwoods Properties, Inc.	(28,417)	(1,089,508)	(29.1)
Host Hotels & Resorts, Inc.	(97,240)	(1,048,247)	(28.0)
Howmet Aerospace, Inc.	(37,252)	(550,585)	(14.7)
Hubbell, Inc.	(611)	(82,467)	(2.2)
Ingredion, Inc.	(5,170)	(447,205)	(11.9)
Jabil, Inc.	(44,482)	(1,550,643)	(41.4)
Juniper Networks, Inc.	(15,379)	(390,319)	(10.4)
Kemper Corp.	(4,322)	(339,363)	(9.1)
Kraft Heinz Co.	(63,488)	(2,182,717)	(58.3)
Lam Research Corp.	(15,824)	(5,968,180)	(159.5)
Lattice Semiconductor Corp.	(52,081)	(1,619,198)	(43.3)
Lear Corp.	(33,894)	(3,741,220)	(100.0)
Liberty Broadband Corp.	(1,615)	(221,691)	(5.9)
Liberty Media Corp-Liberty Formula One	(27,146)	(962,054)	(25.7)
Live Nation Entertainment, Inc.	(30,223)	(1,414,739)	(37.8)
LKQ Corp.	(13,693)	(386,006)	(10.3)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

United States (continued)
Lumentum Holdings, Inc.	(1,213)	$(112,603)	(3.0)%
LyondellBasell Industries NV, Class A	(32,531)	(2,033,838)	(54.3)
Marathon Petroleum Corp.	(18,398)	(702,804)	(18.8)
Marriott Vacations Worldwide Corp.	(20,464)	(1,732,482)	(46.3)
Match Group, Inc.	(39,672)	(4,074,314)	(108.9)
Medical Properties Trust, Inc.	(6,457)	(129,979)	(3.5)
Medpace Holdings, Inc.	(22,035)	(2,629,877)	(70.3)
Mettler-Toledo International, Inc.	(63)	(58,905)	(1.6)
Murphy USA, Inc.	(64,244)	(8,506,548)	(227.3)
MyoKardia, Inc.	(163)	(14,691)	(0.4)
National Retail Properties, Inc.	(18,548)	(657,527)	(17.6)
News Corp., Class A	(191,453)	(2,435,282)	(65.1)
Nordson Corp.	(252)	(48,795)	(1.3)
Nucor Corp.	(1,423)	(59,695)	(1.6)
OGE Energy Corp.	(23,825)	(783,843)	(20.9)
Old Republic International Corp.	(6,438)	(103,459)	(2.8)
Ollie’s Bargain Outlet Holdings, Inc.	(33,991)	(3,572,454)	(95.4)
Omega Healthcare Investors, Inc.	(4,284)	(138,716)	(3.7)
Owens Corning	(9,299)	(562,311)	(15.0)
Packaging Corp. of America	(8,746)	(840,666)	(22.5)
Parsley Energy, Inc., Class A	(4,237)	(46,522)	(1.2)
Paychex, Inc.	(5,539)	(398,365)	(10.6)
Philip Morris International, Inc.	(9,035)	(693,978)	(18.5)
Physicians Realty Trust	(4,782)	(86,267)	(2.3)
Pioneer Natural Resources Co.	(9,197)	(891,373)	(23.8)
Progressive Corp.	(4,234)	(382,500)	(10.2)
Proto Labs, Inc.	(4,411)	(529,849)	(14.2)
Public Service Enterprise Group, Inc.	(7,771)	(434,710)	(11.6)
Quanta Services, Inc.	(27,284)	(1,090,541)	(29.1)
Reata Pharmaceuticals, Inc.	(6,534)	(965,072)	(25.8)
Regency Centers Corp.	(13,498)	(553,823)	(14.8)
Ross Stores, Inc.	(9,688)	(868,723)	(23.2)
Royal Caribbean Cruises Ltd.	(23,147)	(1,127,490)	(30.1)
Science Applications International Corp.	(6,900)	(551,862)	(14.7)
Service Corp. International	(15,872)	(688,210)	(18.4)
ServiceMaster Global Holdings, Inc.	(369)	(15,088)	(0.4)
Simpson Manufacturing Co., Inc.	(18,644)	(1,800,265)	(48.1)
SiteOne Landscape Supply, Inc.	(743)	(95,126)	(2.5)
Spirit Realty Capital, Inc.	(28,178)	(971,014)	(25.9)
STERIS PLC	(649)	(103,600)	(2.8)
Strategic Education, Inc.	(6,794)	(857,471)	(22.9)
Sunrun, Inc.	(7,281)	(267,140)	(7.1)
SYNNEX Corp.	(11,412)	(1,423,533)	(38.0)
T Mobile US, Inc.	(38,945)	(4,712)	(0.1)
Tapestry, Inc.	(98,059)	(1,310,068)	(35.0)
Tetra Tech, Inc.	(5,498)	(487,398)	(13.0)
Trade Desk, Inc., Class A	(2,302)	(1,038,939)	(27.8)
TriNet Group, Inc.	(2,529)	(166,914)	(4.5)
United Parcel Service, Inc., Class B	(6,192)	(883,970)	(23.6)
US Bancorp	(201,218)	(7,412,871)	(198.1)
Vail Resorts, Inc.	(1,670)	(320,690)	(8.6)
Valley National Bancorp	(59,400)	(443,718)	(11.9)
VEREIT, Inc.	(137,776)	(896,922)	(24.0)
ViacomCBS, Inc., Class B	(24,935)	(650,055)	(17.4)
WEC Energy Group, Inc.	(13,528)	(1,288,677)	(34.4)
Welltower, Inc.	(6,628)	(354,996)	(9.5)
Wendy’s Co.	(35,375)	(819,992)	(21.9)
Western Alliance Bancorp	(31,032)	(1,115,600)	(29.8)
Westlake Chemical Corp.	(14,372)	(783,274)	(20.9)
WEX, Inc.	(2,410)	(381,672)	(10.2)
Whirlpool Corp.	(53,349)	(8,702,289)	(232.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Wingstop, Inc.	(16,929)	$(2,645,156)	(70.7)%
WP Carey, Inc.	(7,399)	(528,067)	(14.1)
Wyndham Hotels & Resorts, Inc.	(14,104)	(622,833)	(16.6)
Zscaler, Inc.	(3,108)	(403,574)	(10.8)

		(164,084,608)

Total Reference Entity — Short		(294,926,310)

Net Value of Reference Entity — Goldman Sachs & Co.		$3,742,724

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates June 29, 2021 to July 8, 2021:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AMP Ltd.	210,314	$218,832	(11.4)%
Bank of Queensland Ltd.	19,120	81,279	(4.2)
Bendigo & Adelaide Bank Ltd.	223,757	1,098,457	(57.4)
Harvey Norman Holdings Ltd.	549,170	1,451,802	(75.8)
Incitec Pivot Ltd.	1,249,314	1,637,585	(85.5)
Independence Group NL	299,706	986,493	(51.5)
Insurance Australia Group Ltd.	200,308	729,240	(38.1)
IOOF Holdings Ltd.	4,780	15,573	(0.8)
Nufarm Ltd/Australia	80,629	230,760	(12.1)
Vocus Group Ltd.	175,355	361,658	(18.9)
Worley Ltd.	139,461	809,237	(42.3)

		7,620,916

Belgium
UCB SA	6,180	794,079	(41.5)

Canada
Algonquin Power & Utilities Corp.	38,204	527,089	(27.5)
Allied Properties Real Estate Investment Trust	17,961	537,844	(28.1)
Ballard Power Systems Inc.	11,977	170,161	(8.9)
Barrick Gold Corp.	11,722	338,765	(17.7)
Boralex Inc.	1,860	48,519	(2.5)
CAE, Inc.	9,636	143,808	(7.5)
Cenovus Energy, Inc.	17,222	76,631	(4.0)
CGI, Inc.	8,438	602,683	(31.5)
Eldorado Gold Corp.	56,748	713,031	(37.2)
Emera, Inc.	2,470	102,805	(5.4)
Franco-Nevada Corp.	3,440	549,855	(28.7)
Husky Energy, Inc.	13,188	42,435	(2.2)
IGM Financial, Inc.	35,688	877,379	(45.8)
Kinaxis Inc.	828	125,735	(6.6)
Lightspeed POS Inc.	21,360	603,429	(31.5)
Maple Leaf Foods Inc.	1,493	32,837	(1.7)
Norbord Inc.	8,208	266,931	(14.0)
Open Text Corp.	343	15,439	(0.8)
Osisko Gold Royalties Ltd.	3,750	43,955	(2.3)
Pan American Silver Corp.	3,777	141,132	(7.4)
SSR Mining Inc.	27,867	667,834	(34.9)
Thomson Reuters Corp.	366	25,538	(1.3)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Canada (continued)
West Fraser Timber Co. Ltd.	21,799	$1,079,331	(56.4)%
Wheaton Precious Metals Corp.	5,329	289,117	(15.1)

		8,022,283

Denmark
Bavarian Nordic AS	6,177	190,361	(9.9)
Rockwool International AS	371	119,689	(6.3)

		310,050

Finland
Kesko OYJ	58,995	1,257,827	(65.7)
Wartsila OYJ Abp	19,481	162,469	(8.5)

		1,420,296

France
CNP Assurances	3,754	45,596	(2.4)
Electricite de France SA	37,254	377,255	(19.7)
Engie SA	16,021	213,418	(11.1)
Eutelsat Communications SA	13,939	140,960	(7.4)
Faurecia SE	20,315	784,519	(41.0)
JCDecaux SA	5,077	85,879	(4.5)
La Francaise des Jeux SAEM	1,364	49,552	(2.6)
Legrand SA	221	17,096	(0.9)
Rexel SA	120,559	1,430,874	(74.7)
Societe Generale SA	93,598	1,440,971	(75.3)
Teleperformance	3,093	901,013	(47.0)
Ubisoft Entertainment SA	10,239	855,186	(44.7)
Vinci SA	3,744	322,228	(16.8)

		6,664,547

Germany
alstria office REIT-AG	28,587	427,324	(22.3)
Aurubis AG	17,060	1,137,783	(59.4)
Bayerische Motoren Werke AG	160	10,232	(0.5)
Beiersdorf AG	1,524	181,974	(9.5)
Daimler AG, Registered Shares	61,677	2,696,766	(140.8)
Duerr AG	765	20,924	(1.1)
DWS Group GmbH & Co. KGaA	5,147	193,013	(10.1)
Gerresheimer AG	937	107,791	(5.6)
Hella GmbH & Co. KGaA	4,627	201,555	(10.5)
HelloFresh SE	39,342	2,141,970	(111.9)
LEG Immobilien AG	5,569	776,522	(40.6)
Rocket Internet SE	3,594	77,989	(4.1)
Varta AG	1,221	136,950	(7.2)
Wacker Chemie AG	2,166	196,512	(10.3)

		8,307,305

Hong Kong
NWS Holdings Ltd.	24,000	18,603	(1.0)

Ireland
Experian PLC	9,038	316,709	(16.5)
Flutter Entertainment PLC	2,564	384,025	(20.1)
Kingspan Group PLC	3,239	232,366	(12.1)

		933,100

Italy
Assicurazioni Generali SpA	14,765	221,707	(11.6)
Azimut Holding SpA	32,615	621,360	(32.4)

		843,067

Japan
Aisin Seiki Co. Ltd.	2,700	77,979	(4.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Amada Holdings Co. Ltd.	24,200	$162,634	(8.5)%
Asahi Group Holdings Ltd.	14,200	462,862	(24.2)
CyberAgent, Inc.	18,000	1,018,192	(53.2)
Dai Nippon Printing Co. Ltd.	45,600	990,697	(51.7)
Denso Corp.	4,500	166,467	(8.7)
Dentsu, Inc.	19,000	423,893	(22.1)
DIC Corp.	4,000	96,299	(5.0)
Fuji Media Holdings, Inc.	13,400	118,039	(6.2)
GungHo Online Entertainment Inc.	3,400	62,510	(3.3)
Haseko Corp.	4,700	55,531	(2.9)
JTEKT Corp.	5,600	37,269	(1.9)
Kansai Paint Co. Ltd.	1,200	22,998	(1.2)
Kirin Holdings Co. Ltd.	27,500	529,888	(27.7)
Konami Holdings Corp.	12,000	366,708	(19.1)
Konica Minolta, Inc.	167,900	444,745	(23.2)
Kose Corp.	15,100	1,529,419	(79.9)
Kyocera Corp.	31,900	1,776,520	(92.8)
Kyowa Kirin Co. Ltd.	8,200	202,516	(10.6)
Maruha Nichiro Corp.	7,800	149,892	(7.8)
Mitsubishi Electric Corp.	10,000	130,541	(6.8)
Miura Co. Ltd.	2,500	95,058	(5.0)
Nexon Co. Ltd.	18,000	462,453	(24.1)
Nidec Corp.	14,300	1,135,949	(59.3)
Nihon Kohden Corp.	7,300	250,422	(13.1)
Nippon Paint Holdings Co. Ltd.	300	20,349	(1.1)
Nippon Shinyaku Co. Ltd.	10,300	796,854	(41.6)
Nippon Television Holdings, Inc.	3,500	37,872	(2.0)
Nisshin Seifun Group, Inc.	4,800	73,526	(3.8)
Otsuka Corp.	5,900	307,621	(16.1)
Pola Orbis Holdings, Inc.	21,000	349,152	(18.2)
Renesas Electronics Corp.	242,900	1,336,062	(69.8)
Rohm Co. Ltd.	25,000	1,605,342	(83.8)
Seven & i Holdings Co. Ltd.	11,400	344,502	(18.0)
Shimamura Co. Ltd.	600	41,723	(2.2)
Sumitomo Mitsui Trust Holdings, Inc.	114,300	2,934,549	(153.3)
Sumitomo Rubber Industries Ltd.	37,500	311,977	(16.3)
Suntory Beverage & Food Ltd.	7,700	290,646	(15.2)
Sysmex Corp.	6,000	461,379	(24.1)
TDK Corp.	400	44,535	(2.3)
Toho Co. Ltd.	8,200	243,751	(12.7)
Tokyo Broadcasting System Holdings, Inc.	10,000	151,003	(7.9)
Toyota Motor Corp.	7,500	445,230	(23.3)
Yamada Denki Co. Ltd.	156,700	679,858	(35.5)

		21,245,412

Jordan
Hikma Pharmaceuticals PLC	54,159	1,517,586	(79.2)

Luxembourg
Tenaris SA	8,395	49,477	(2.6)

Netherlands
Akzo Nobel NV	29,741	2,802,329	(146.4)
Euronext NV	18,873	2,180,165	(113.9)
EXOR NV	12,007	674,287	(35.2)
Philips Lighting NV	531	15,932	(0.8)

		5,672,713

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Norway
Equinor ASA	58,332	$874,580	(45.7)%
Gjensidige Forsikring ASA	55,614	1,143,306	(59.7)

		2,017,886

Spain
Bankia SA	142,694	181,810	(9.5)
EDP Renovaveis SA	25,339	414,292	(21.6)

		596,102

Sweden
Alfa Laval AB	25,283	596,347	(31.1)
Atlas Copco AB	26,937	1,186,967	(62.0)
SSAB AB	26,229	77,012	(4.0)

		1,860,326

Switzerland
Clariant AG	25,164	475,616	(24.9)
STMicroelectronics NV	21,555	605,634	(31.6)

		1,081,250

United Kingdom
Abcam PLC	3,324	55,912	(2.9)
Babcock International Group PLC	61,044	229,970	(12.0)
Barratt Developments PLC	205,710	1,366,462	(71.4)
British American Tobacco PLC	30,146	996,274	(52.0)
Centrica PLC	1,078,444	679,977	(35.5)
Diageo PLC	38,424	1,408,819	(73.6)
Dunelm Group PLC	28,996	465,263	(24.3)
Johnson Matthey PLC	57,836	1,688,851	(88.2)
Marks & Spencer Group PLC	28,195	35,055	(1.8)
Meggitt PLC	659,619	2,304,655	(120.4)
Oxford Biomedica PLC	26,051	278,536	(14.5)
Pearson PLC	9,372	64,397	(3.4)
RELX PLC	8,164	171,870	(9.0)
SSE PLC	40,070	679,681	(35.5)
Taylor Wimpey PLC	1,347,818	2,079,045	(108.6)
William Hill PLC	166,109	226,151	(11.8)

		12,730,918

United States
Elastic NV	3,639	350,035	(18.3)
Etsy, Inc.	1,590	188,224	(9.8)
Green Dot Corp., Class A	1,257	63,717	(3.3)
Hill-Rom Holdings, Inc.	1,491	144,955	(7.6)
HubSpot, Inc.	1,911	448,340	(23.4)
Mettler-Toledo International, Inc.	171	159,885	(8.4)
New Relic, Inc.	1,993	141,324	(7.4)
Paylocity Holding Corp.	848	112,954	(5.9)
Ryder System, Inc.	2,465	90,293	(4.7)
ServiceMaster Global Holdings, Inc.	369	15,088	(0.8)
Sims Metal Management Ltd.	61,990	348,816	(18.2)
Snap-on, Inc.	150	21,881	(1.1)
TriNet Group, Inc.	241	15,906	(0.8)

		2,101,418

Total Reference Entity — Long		83,807,334

Reference Entity — Short

Common Stocks

Australia
Downer EDI Ltd.	(49,644)	(145,169)	7.6
Evolution Mining Ltd.	(50,390)	(215,267)	11.2

Security	Shares	Value	% of Basket Value

Australia (continued)
Goodman Group	(5,093)	$(61,924)	3.2%
Macquarie Group Ltd.	(1,996)	(175,412)	9.2
OZ Minerals Ltd.	(67,593)	(656,049)	34.3
Treasury Wine Estates Ltd.	(81,490)	(625,659)	32.7
Tuas Ltd.	(59,907)	(30,174)	1.6
Wesfarmers Ltd.	(31,699)	(1,053,920)	55.0

		(2,963,574)

Belgium
Ageas SA	(4,041)	(151,279)	7.9
Anheuser-Busch InBev SA	(833)	(45,235)	2.3
Barco NV	(2,244)	(44,122)	2.3
Telenet Group Holding NV	(12,471)	(483,780)	25.3

		(724,416)

Canada
Capital Power Corp.	(40,168)	(849,572)	44.4
CI Financial Corp.	(50,316)	(691,566)	36.1
Descartes Systems Group, Inc.	(14,174)	(797,985)	41.7
Kirkland Lake Gold Ltd.	(3,526)	(192,562)	10.0
Magna International, Inc.	(1,919)	(88,697)	4.6
Manulife Financial Corp.	(54,269)	(727,260)	38.0
National Bank of Canada	(3,969)	(187,390)	9.8
Sun Life Financial, Inc.	(3,502)	(136,503)	7.1
Teranga Gold Corp.	(8,795)	(102,629)	5.4
TransAlta Corp.	(48,974)	(320,290)	16.7

		(4,094,454)

China
Minth Group Ltd.	(20,000)	(59,523)	3.1

Denmark
AP Moller - Maersk A/S	(816)	(968,790)	50.6
Coloplast A/S	(9,146)	(1,561,197)	81.6
Jyske Bank A/S, Registered Shares	(75,619)	(2,411,243)	125.9
Pandora A/S	(19,123)	(1,216,247)	63.5

		(6,157,477)

France
Arkema SA	(12,428)	(1,292,949)	67.5
AXA SA	(13,451)	(269,877)	14.1
Bollore SA	(448,737)	(1,505,668)	78.7
Covivio	(8,876)	(637,899)	33.3
Edenred	(7,229)	(358,589)	18.7
Kering SA	(90)	(51,002)	2.7
SPIE SA	(7,560)	(123,063)	6.4

		(4,239,047)

Germany
Allianz SE	(3,283)	(681,138)	35.6
CTS Eventim AG & Co. KGaA	(4,249)	(168,666)	8.8
Deutsche Post AG	(17,873)	(725,468)	37.9
Jungheinrich AG	(18,174)	(555,093)	29.0
KION Group AG	(1,286)	(98,284)	5.1
Nemetschek SE	(14,409)	(1,056,264)	55.2
Rheinmetall AG	(16,565)	(1,566,162)	81.8
Software AG	(11,173)	(521,185)	27.2

		(5,372,260)

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Ireland
CRH PLC	(9,412)	$(342,677)	17.9%
Flutter Entertainment PLC	(1)	(122)	0.0

		(342,799)

Italy
Eni SpA	(144,327)	(1,285,637)	67.1
Ferrari NV	(1,483)	(265,182)	13.9

		(1,550,819)

Japan
77 Bank Ltd.	(6,700)	(90,084)	4.7
Advance Residence Investment Corp.	(229)	(743,628)	38.8
Ain Holdings, Inc.	(700)	(44,546)	2.3
Alfresa Holdings Corp.	(1,800)	(36,764)	1.9
Azbil Corp.	(35,600)	(1,186,752)	62.0
BayCurrent Consulting, Inc.	(2,000)	(242,261)	12.6
Cosmo Energy Holdings Co. Ltd.	(15,100)	(218,777)	11.4
Cybozu, Inc.	(1,100)	(32,266)	1.7
Daito Trust Construction Co. Ltd.	(300)	(23,443)	1.2
Daiwa House REIT Investment Corp.	(362)	(941,246)	49.2
Daiwa Securities Living Investments Corp.	(959)	(969,743)	50.6
DMG Mori Co. Ltd.	(19,500)	(209,420)	10.9
Ebara Corp.	(15,200)	(361,077)	18.9
FP Corp.	(1,500)	(121,398)	6.3
Fuji Oil Holdings, Inc.	(700)	(18,747)	1.0
Fuji Seal International, Inc.	(16,800)	(298,543)	15.6
Fujitsu General Ltd.	(13,900)	(340,664)	17.8
Fukuoka Financial Group, Inc.	(14,000)	(203,610)	10.6
Furukawa Electric Co. Ltd.	(900)	(21,535)	1.1
GLP J-Reit	(142)	(236,846)	12.4
Hachijuni Bank Ltd.	(298,700)	(1,109,679)	58.0
Hitachi Construction Machinery Co. Ltd.	(20,700)	(599,845)	31.3
Industrial & Infrastructure Fund Investment Corp.	(37)	(69,588)	3.6
Invincible Investment Corp.	(133)	(30,373)	1.6
IR Japan Holdings Ltd.	(5,400)	(596,394)	31.1
Iyo Bank Ltd.	(109,900)	(650,198)	34.0
Japan Exchange Group, Inc.	(29,900)	(710,003)	37.1
Japan Logistics Fund, Inc.	(182)	(547,274)	28.6
Japan Steel Works Ltd.	(28,300)	(403,394)	21.1
JMDC, Inc.	(300)	(20,405)	1.1
Kaken Pharmaceutical Co. Ltd.	(14,200)	(645,336)	33.7
Kansai Mirai Financial Group, Inc.	(17,500)	(66,277)	3.5
Keikyu Corp.	(19,600)	(255,906)	13.4
Kenedix Office Investment Corp.	(56)	(304,734)	15.9
Kintetsu Group Holdings Co. Ltd.	(6,800)	(264,943)	13.8
Koei Tecmo Holdings Co. Ltd.	(3,900)	(150,144)	7.8
Komatsu Ltd.	(10,800)	(212,187)	11.1
Kyoritsu Maintenance Co. Ltd.	(14,700)	(407,434)	21.3
Kyowa Exeo Corp.	(2,600)	(61,438)	3.2
LaSalle Logiport REIT	(51)	(92,862)	4.8
M3, Inc.	(2,500)	(128,381)	6.7
Morinaga Milk Industry Co. Ltd.	(39,500)	(1,843,835)	96.3
Nagoya Railroad Co. Ltd.	(6,200)	(156,898)	8.2
NEC Networks & System Integration Corp.	(26,600)	(565,088)	29.5
NET One Systems Co. Ltd.	(2,000)	(77,918)	4.1
Nippon Accommodations Fund, Inc.	(38)	(245,216)	12.8
Nipro Corp.	(1,900)	(20,344)	1.1
Nissan Chemical Corp.	(3,600)	(190,661)	10.0
Open House Co. Ltd.	(15,600)	(440,291)	23.0
Optim Corp.	(10,000)	(324,594)	16.9
Orix JREIT, Inc.	(267)	(344,450)	18.0

Security	Shares	Value	% of Basket Value

Japan (continued)
OSG Corp.	(9,300)	$(126,723)	6.6%
SBI Holdings, Inc.	(21,800)	(459,040)	24.0
Sekisui House Reit, Inc.	(137)	(89,615)	4.7
Seria Co. Ltd.	(1,200)	(48,013)	2.5
SG Holdings Co. Ltd.	(1,500)	(55,048)	2.9
Shiga Bank Ltd.	(8,600)	(187,812)	9.8
Shinko Electric Industries Co. Ltd.	(38,300)	(576,671)	30.1
Shochiku Co. Ltd.	(4,000)	(451,306)	23.6
Skylark Holdings Co. Ltd.	(1,200)	(16,641)	0.9
Sony Financial Holdings, Inc.	(8,600)	(212,104)	11.1
Square Enix Holdings Co. Ltd.	(2,700)	(145,070)	7.6
Sugi Holdings Co. Ltd.	(500)	(36,128)	1.9
Sumitomo Electric Industries Ltd.	(36,400)	(406,683)	21.2
Sumitomo Metal Mining Co. Ltd.	(45,500)	(1,367,709)	71.4
Sushiro Global Holdings Ltd.	(24,800)	(525,977)	27.5
Toho Gas Co. Ltd.	(8,500)	(370,933)	19.4
Tokai Carbon Co. Ltd.	(2,800)	(24,429)	1.3
Tokuyama Corp.	(1,200)	(28,106)	1.5
Tokyo Century Corp.	(28,900)	(1,625,485)	84.9
Tokyo Tatemono Co. Ltd.	(12,800)	(136,806)	7.1
Toyo Suisan Kaisha Ltd.	(25,900)	(1,574,597)	82.2
Toyobo Co. Ltd.	(8,100)	(112,557)	5.9
Ushio, Inc.	(124,600)	(1,465,186)	76.5

		(27,920,079)

Netherlands
OCI NV	(15,084)	(179,731)	9.4

Norway
Aker ASA	(7,838)	(333,859)	17.4
Aker BP ASA	(9,092)	(173,130)	9.1
Mowi ASA	(44,270)	(803,993)	42.0

		(1,310,982)

Portugal
Galp Energia SGPS SA	(42,949)	(449,710)	23.5
Jeronimo Martins SGPS SA	(44,170)	(740,566)	38.7

		(1,190,276)

Russia
Evraz PLC	(48,688)	(180,289)	9.4

Singapore
CapitaLand Commercial Trust	(443,000)	(522,392)	27.3
City Developments Ltd.	(38,300)	(229,364)	12.0
Frasers Logistics & Commercial Trust	(1,132,000)	(1,120,604)	58.5
Genting Singapore Ltd.	(1,554,400)	(833,864)	43.6
Keppel DC REIT	(130,700)	(284,058)	14.8
Mapletree North Asia Commercial Trust	(1,720,600)	(1,079,596)	56.4
Sembcorp Industries Ltd.	(1,454,900)	(1,836,712)	95.9
UOL Group Ltd.	(28,000)	(135,629)	7.1
Wilmar International Ltd.	(31,800)	(107,491)	5.6

		(6,149,710)

Spain
ACS Actividades de Construccion y Servicios SA	(9,058)	(210,114)	11.0
Aena SME SA	(2,849)	(371,468)	19.4
Amadeus IT Group SA	(2,470)	(123,248)	6.4
Banco Santander SA	(748,588)	(1,605,326)	83.8
Bankinter SA	(185,224)	(963,014)	50.3

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Security	Shares	Value	% of Basket Value

Spain (continued)
Repsol SA	(22,914)	$(177,605)	9.3%
Telefonica SA	(148,584)	(620,987)	32.4

		(4,071,762)

Sweden
Electrolux Professional AB	(135,596)	(535,347)	28.0
Embracer Group AB	(4,213)	(67,715)	3.5
Hennes & Mauritz AB	(20,307)	(314,193)	16.4
Securitas AB	(9,836)	(146,247)	7.7
Swedish Match AB	(15,539)	(1,197,260)	62.5

		(2,260,762)

Switzerland
Cie Financiere Richemont SA	(1,494)	(92,298)	4.8
DKSH Holding AG	(6,468)	(415,420)	21.7
EMS-Chemie Holding AG	(678)	(585,501)	30.6
Partners Group Holding AG	(905)	(876,680)	45.8
SIG Combibloc Group AG	(2,109)	(36,895)	1.9
Straumann Holding AG	(1,787)	(1,770,203)	92.4
Sunrise Communications Group AG	(9,045)	(843,643)	44.1

		(4,620,640)

United Kingdom
BT Group PLC	(311,610)	(402,105)	21.0
Capital & Counties Properties PLC	(109)	(200)	0.0
Dechra Pharmaceuticals PLC	(11,663)	(434,019)	22.7

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Domino’s Pizza Group PLC	(76,990)	$(320,196)	16.7%
Future PLC	(20,864)	(373,212)	19.5
InterContinental Hotels Group PLC	(44,237)	(2,037,606)	106.4
Intermediate Capital Group PLC	(16,706)	(292,422)	15.3
KAZ Minerals PLC	(229,666)	(1,601,317)	83.6
Moneysupermarket.com Group PLC	(60,917)	(233,375)	12.2
Next PLC	(11,621)	(820,233)	42.8
Pennon Group PLC	(8,648)	(119,498)	6.2
Royal Mail PLC	(257,912)	(539,337)	28.2
Severn Trent PLC	(1,215)	(38,719)	2.0
Signature Aviation PLC	(243,244)	(736,278)	38.5
Spectris PLC	(1,848)	(62,145)	3.3
SSP Group PLC	(385,324)	(1,034,531)	54.0
Trainline PLC	(26,081)	(140,277)	7.3
Victrex PLC	(51,454)	(1,255,504)	65.6

		(10,440,974)

United States
Chewy, Inc., Class A	(9,127)	(479,076)	25.0
Slack Technologies, Inc., Class A	(46,778)	(1,382,290)	72.2
Ubiquiti, Inc.	(168)	(31,131)	1.6

		(1,892,497)

Total Reference Entity — Short		(85,722,071)

Net Value of Reference Entity — UBS AG		$(1,914,737)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Global Long/Short Equity

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Preferred Securities
Preferred Stocks	$—	$—	$3,934,797	$3,934,797
U.S. Treasury Obligations	—	38,013,793	—	38,013,793
Short-Term Securities
Money Market Funds	3,422,183	—	—	3,422,183
U.S. Treasury Obligations	—	396,763,055	—	396,763,055
Options Purchased
Equity Contracts	397,190	—	—	397,190

	$3,819,373	$434,776,848	$3,934,797	$442,531,018

Derivative Financial Instruments
Assets
Equity Contracts	$1,522,608	$24,884	$—	$1,547,492
Liabilities
Equity Contracts	(3,943,515)	(8,312,533)	—	(12,256,048)
Interest Rate Contracts	—	(70,551)	—	(70,551)

	$(2,420,907)	$(8,358,200)	$—	$(10,779,107)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

JPY	Japanese Yen

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

SGD	Singapore Dollar

USD	United States Dollar

Portfolio Abbreviation

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

FTSE	Financial Times Stock Exchange

LP	Limited Partnership

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAN	State Aid Notes

SCA	Svenska Celluosa Aktiebolaget

SG	Syncora Guarantee

ST	Special Tax